UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street,

18th Floor, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, 18th Floor

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.—The Schedule of Investments are filed herewith.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.4% of Net Assets)
2,668	Honeywell International, Inc.	$182,064

	Air Freight & Logistics (2.8%)
3,209	C.H. Robinson Worldwide, Inc.	212,275

	Airlines (1.7%)
9,300	Delta Air Lines, Inc. (1)	129,177

	Capital Markets (6.8%)
2,105	Goldman Sachs Group, Inc. (The)	311,245
2,922	T. Rowe Price Group, Inc.	208,777

	Total Capital Markets	520,022

	Chemicals (9.9%)
2,382	Air Products & Chemicals, Inc.	208,258
4,128	Ecolab, Inc.	298,867
2,017	Praxair, Inc.	222,616
462	Sigma-Aldrich Corp.	35,727

	Total Chemicals	765,468

	Commercial Banks (4.0%)
8,831	Wells Fargo & Co.	307,584

	Communications Equipment (0.4%)
2,167	Research In Motion, Ltd. (1)	28,128

	Computers & Peripherals (2.3%)
3,765	Western Digital Corp. (1)	176,955

	Diversified Financial Services (5.4%)
8,777	JPMorgan Chase & Co.	412,958

	Energy Equipment & Services (11.0%)
5,616	Halliburton Co.	228,459
1,970	National Oilwell Varco, Inc.	146,056
3,313	Schlumberger, Ltd.	258,579
3,728	Transocean, Ltd.	211,415

	Total Energy Equipment & Services	844,509

	Food & Staples Retailing (4.3%)
6,475	CVS Caremark Corp.	331,520

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Food Products (2.0%)
5,435	Mondelez International, Inc.	$151,039

	Health Care Providers & Services (1.5%)
1,089	McKesson Corp.	114,595

	Household Products (3.7%)
3,803	Procter & Gamble Co. (The)	285,833

	Industrial Conglomerates (3.7%)
4,797	Danaher Corp.	287,484

	Insurance (8.4%)
4,205	ACE, Ltd. (1)	358,813
2	Berkshire Hathaway, Inc. (1)	291,750

	Total Insurance	650,563

	Life Sciences Tools & Services (5.8%)
5,085	Life Technologies Corp. (1)	328,949
1,632	Thermo Fisher Scientific, Inc. (1)	117,732

	Total Life Sciences Tools & Services	446,681

	Machinery (2.5%)
2,485	Stanley Black & Decker, Inc.	190,923

	Metals & Mining (2.0%)
4,820	Allegheny Technologies, Inc.	152,553

	Multiline Retail (1.7%)
2,221	Target Corp.	134,171

	Oil, Gas & Consumable Fuels (7.7%)
1,953	Exxon Mobil Corp.	175,711
2,472	Occidental Petroleum Corp.	218,204
8,002	Peabody Energy Corp.	201,250

	Total Oil, Gas & Consumable Fuels	595,165

	Pharmaceuticals (5.9%)
1,443	Allergan, Inc.	151,530
4,109	Johnson & Johnson	303,737

	Total Pharmaceuticals	455,267

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Road & Rail (1.9%)
1,090	Union Pacific Corp.	$143,291

	Total Common Stock (Cost: $6,754,930) (97.8%)	7,518,225

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $78,278) (1.0%)
$78,278	State Street Bank & Trust Company, 0.01%, due 02/01/13 (collateralized by $85,000, Federal National Mortgage Association, 2.17%, due 11/07/22, valued at $84,467) (Total Amount to be Received Upon Repurchase $78,278)	78,278

	Total Investments (Cost: $6,833,208) (98.8%)	7,596,503
	Excess of Other Assets over Liabilities (1.2%)	92,843

	Net Assets (100.0%)	$7,689,346

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Air Freight & Logistics	2.8
Airlines	1.7
Capital Markets	6.8
Chemicals	9.9
Commercial Banks	4.0
Communications Equipment	0.4
Computers & Peripherals	2.3
Diversified Financial Services	5.4
Energy Equipment & Services	11.0
Food & Staples Retailing	4.3
Food Products	2.0
Health Care Providers & Services	1.5
Household Products	3.7
Industrial Conglomerates	3.7
Insurance	8.4
Life Sciences Tools & Services	5.8
Machinery	2.5
Metals & Mining	2.0
Multiline Retail	1.7
Oil, Gas & Consumable Fuels	7.7
Pharmaceuticals	5.9
Road & Rail	1.9
Short-Term Investments	1.0

Total	98.8%

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (5.1% of Net Assets)
282,700	Honeywell International, Inc.	$19,291,448
601,800	Textron, Inc.	17,307,768

	Total Aerospace & Defense	36,599,216

	Air Freight & Logistics (1.1%)
80,300	FedEx Corp.	8,146,435

	Beverages (1.9%)
184,400	PepsiCo, Inc.	13,433,540

	Capital Markets (6.2%)
293,795	Ameriprise Financial, Inc.	19,484,485
455,200	State Street Corp.	25,331,880

	Total Capital Markets	44,816,365

	Chemicals (1.7%)
257,400	Du Pont (E.I.) de Nemours & Co.	12,213,630

	Commercial Services & Supplies (3.3%)
156,100	ADT Corp. (The) (1)	7,414,750
179,300	Avery Dennison Corp.	6,904,843
313,700	Tyco International, Ltd.	9,483,151

	Total Commercial Services & Supplies	23,802,744

	Communications Equipment (2.1%)
739,800	Cisco Systems, Inc.	15,217,686

	Computers & Peripherals (2.3%)
482,850	Seagate Technology PLC (Netherlands)	16,407,243

	Consumer Finance (3.1%)
219,105	American Express Co.	12,885,565
574,200	SLM Corp.	9,698,238

	Total Consumer Finance	22,583,803

	Containers & Packaging (1.6%)
296,800	Packaging Corp. of America	11,406,024

	Diversified Financial Services (6.4%)
465,300	Citigroup, Inc.	19,617,048
572,200	JPMorgan Chase & Co.	26,922,010

	Total Diversified Financial Services	46,539,058

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Diversified Telecommunication Services (4.0%)
477,800	AT&T, Inc.	$16,622,662
1,251,654	Windstream Corp.	12,191,110

	Total Diversified Telecommunication Services	28,813,772

	Electric Utilities (2.0%)
327,600	American Electric Power Co., Inc.	14,837,004

	Electronic Equipment, Instruments & Components (1.9%)
346,600	TE Connectivity, Ltd.	13,475,808

	Energy Equipment & Services (5.0%)
280,600	Baker Hughes, Inc.	12,548,432
273,300	Ensco PLC (United Kingdom)	17,373,681
390,500	Nabors Industries, Ltd. (1)	6,509,635

	Total Energy Equipment & Services	36,431,748

	Food Products (4.4%)
312,400	Campbell Soup Co.	11,468,204
159,500	Kraft Foods Group, Inc. (1)	7,372,090
461,500	Mondelez International, Inc.	12,825,085

	Total Food Products	31,665,379

	Health Care Equipment & Supplies (3.0%)
251,350	Medtronic, Inc.	11,712,910
132,300	Teleflex, Inc.	9,922,500

	Total Health Care Equipment & Supplies	21,635,410

	Household Durables (1.6%)
282,671	Lennar Corp.	11,742,153

	Industrial Conglomerates (5.8%)
1,060,850	General Electric Co.	23,635,738
587,300	Koninklijke Philips Electronics N.V. (Netherlands)	18,259,157

	Total Industrial Conglomerates	41,894,895

	Insurance (4.6%)
283,000	Allstate Corp. (The)	12,423,700
269,000	Travelers Cos., Inc. (The)	21,105,740

	Total Insurance	33,529,440

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Life Sciences Tools & Services (1.3%)
128,800	Thermo Fisher Scientific, Inc.	$9,291,632

	Machinery (0.7%)
106,952	Pentair, Ltd.	5,420,327

	Media (5.6%)
451,150	Comcast Corp.	17,179,792
765,100	Regal Entertainment Group	11,422,943
240,000	Time Warner, Inc.	12,124,800

	Total Media	40,727,535

	Oil, Gas & Consumable Fuels (5.9%)
206,300	Chevron Corp.	23,755,445
119,600	Devon Energy Corp.	6,839,924
271,000	Valero Energy Corp.	11,850,830

	Total Oil, Gas & Consumable Fuels	42,446,199

	Paper & Forest Products (1.0%)
221,600	MeadWestvaco Corp.	6,947,160

	Pharmaceuticals (5.7%)
165,900	Johnson & Johnson	12,263,328
1,075,600	Pfizer, Inc.	29,342,368

	Total Pharmaceuticals	41,605,696

	REIT (1.7%)
591,400	Kimco Realty Corp.	12,283,378

	Semiconductors & Semiconductor Equipment (3.7%)
538,600	Intel Corp.	11,332,144
247,200	Maxim Integrated Products, Inc.	7,774,440
226,800	Microchip Technology, Inc.	7,586,460

	Total Semiconductors & Semiconductor Equipment	26,693,044

	Software (0.9%)
272,000	CA, Inc.	6,751,040

	Specialty Retail (4.5%)
388,700	Gap, Inc. (The)	12,702,716
302,300	Home Depot, Inc. (The)	20,229,916

	Total Specialty Retail	32,932,632

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Thrifts & Mortgage Finance (1.4%)
764,400	New York Community Bancorp, Inc.	$10,204,740

	Total Common Stock (Cost: $595,432,534) (99.5%)	720,494,736

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $3,988,264) (0.5%)
$3,988,264	State Street Bank & Trust Company, 0.01%, due 02/01/13 (collateralized by $4,095,000, Federal National Mortgage Association, 2.17%, due 11/07/22, valued at $4,069,345) (Total Amount to be Received Upon Repurchase $3,988,265)	3,988,264

	Total Investments (Cost: $599,420,798) (100.0%)	724,483,000
	Liabilities in Excess of Other Assets ((0.0)%)	(353,464)

	Net Assets (100.0%)	$724,129,536

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	5.1%
Air Freight & Logistics	1.1
Beverages	1.9
Capital Markets	6.2
Chemicals	1.7
Commercial Services & Supplies	3.3
Communications Equipment	2.1
Computers & Peripherals	2.3
Consumer Finance	3.1
Containers & Packaging	1.6
Diversified Financial Services	6.4
Diversified Telecommunication Services	4.0
Electric Utilities	2.0
Electronic Equipment, Instruments & Components	1.9
Energy Equipment & Services	5.0
Food Products	4.4
Health Care Equipment & Supplies	3.0
Household Durables	1.6
Industrial Conglomerates	5.8
Insurance	4.6
Life Sciences Tools & Services	1.3
Machinery	0.7
Media	5.6
Oil, Gas & Consumable Fuels	5.9
Paper & Forest Products	1.0
Pharmaceuticals	5.7
REIT	1.7
Semiconductors & Semiconductor Equipment	3.7
Software	0.9
Specialty Retail	4.5
Thrifts & Mortgage Finance	1.4
Short-Term Investments	0.5

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.4% of Net Assets)
239	BE Aerospace, Inc. (1)	$12,306
257	Hexcel Corp. (1)	6,885
159	Precision Castparts Corp.	29,161
42	TransDigm Group, Inc. (1)	5,688

	Total Aerospace & Defense	54,040

	Auto Components (1.1%)
320	BorgWarner, Inc. (1)	23,738

	Beverages (1.1%)
635	Coca-Cola Co. (The)	23,647

	Biotechnology (1.1%)
236	Ariad Pharmaceuticals, Inc. (1)	4,692
94	BioMarin Pharmaceutical, Inc. (1)	5,160
139	Cepheid, Inc. (1)	5,035
404	Ironwood Pharmaceuticals, Inc. (1)	5,179
121	Vertex Pharmaceuticals, Inc. (1)	5,418

	Total Biotechnology	25,484

	Capital Markets (3.1%)
1,100	Charles Schwab Corp. (The)	18,183
262	Stifel Financial Corp. (1)	9,655
587	T. Rowe Price Group, Inc.	41,941

	Total Capital Markets	69,779

	Chemicals (2.4%)
480	Praxair, Inc.	52,978

	Commercial Banks (0.6%)
205	SVB Financial Group (1)	13,606

	Commercial Services & Supplies (1.2%)
550	ADT Corp. (The)	26,125

	Communications Equipment (4.8%)
547	Aruba Networks, Inc. (1)	12,603
142	Palo Alto Networks, Inc. (1)	7,861
1,325	QUALCOMM, Inc.	87,490

	Total Communications Equipment	107,954

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Computers & Peripherals (2.8%)
123	Apple, Inc. (1)	$56,003
376	Fusion-io, Inc. (1)	6,573

	Total Computers & Peripherals	62,576

	Electrical Equipment (1.2%)
225	Roper Industries, Inc.	26,426

	Electronic Equipment, Instruments & Components (1.0%)
233	Cognex Corp.	9,241
116	IPG Photonics Corp. (1)	7,596
202	Universal Display Corp. (1)	5,619

	Total Electronic Equipment, Instruments & Components	22,456

	Energy Equipment & Services (7.4%)
66	Core Laboratories N.V. (Netherlands)	8,424
522	FMC Technologies, Inc. (1)	24,717
136	Forum Energy Technologies, Inc. (1)	3,469
705	Halliburton Co.	28,679
278	Lufkin Industries, Inc.	16,099
220	National Oilwell Varco, Inc.	16,311
583	Oceaneering International, Inc.	36,852
400	Schlumberger, Ltd.	31,220

	Total Energy Equipment & Services	165,771

	Food & Staples Retailing (5.6%)
555	Costco Wholesale Corp.	56,798
770	CVS Caremark Corp.	39,424
156	Fresh Market, Inc. (The) (1)	7,627
121	Pricesmart, Inc.	9,318
214	United Natural Foods, Inc. (1)	11,552

	Total Food & Staples Retailing	124,719

	Food Products (1.5%)
184	Hain Celestial Group, Inc. (The) (1)	10,486
315	Mead Johnson Nutrition Co.	23,940

	Total Food Products	34,426

	Health Care Equipment & Supplies (1.2%)
646	Endologix, Inc. (1)	9,903

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (Continued)
30	Intuitive Surgical, Inc. (1)	$17,231

	Total Health Care Equipment & Supplies	27,134

	Health Care Providers & Services (0.4%)
287	HMS Holdings Corp. (1)	7,824

	Health Care Technology (3.0%)
111	athenahealth, Inc. (1)	9,598
695	Cerner Corp. (1)	57,372

	Total Health Care Technology	66,970

	Hotels, Restaurants & Leisure (2.6%)
932	Arcos Dorados Holdings, Inc.	12,806
142	BJ’s Restaurants, Inc. (1)	4,540
555	Starbucks Corp.	31,146
163	Starwood Hotels & Resorts Worldwide, Inc.	10,010

	Total Hotels, Restaurants & Leisure	58,502

	Household Durables (0.7%)
344	Harman International Industries, Inc. (1)	15,404

	Household Products (1.1%)
235	Colgate-Palmolive Co.	25,232

	Insurance (3.0%)
785	ACE, Ltd.	66,984

	Internet & Catalog Retail (2.5%)
110	Amazon.com, Inc. (1)	29,205
39	Priceline.com, Inc. (1)	26,733

	Total Internet & Catalog Retail	55,938

	Internet Software & Services (4.3%)
125	Equinix, Inc. (1)	26,929
49	Google, Inc. (1)	37,029
195	LinkedIn Corp. (1)	24,139
106	Rackspace Hosting, Inc. (1)	7,987

	Total Internet Software & Services	96,084

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	IT Services (2.6%)
335	Cognizant Technology Solutions Corp. (1)	$26,190
200	Visa, Inc.	31,582

	Total IT Services	57,772

	Life Sciences Tools & Services (2.9%)
200	Illumina, Inc. (1)	10,126
835	Life Technologies Corp. (1)	54,016

	Total Life Sciences Tools & Services	64,142

	Machinery (1.1%)
152	AGCO Corp. (1)	8,056
103	Chart Industries, Inc. (1)	6,818
30	Wabtec Corp.	2,809
189	Woodward, Inc.	7,259

	Total Machinery	24,942

	Metals & Mining (1.7%)
471	Allegheny Technologies, Inc.	14,907
650	Silver Wheaton Corp.	22,653

	Total Metals & Mining	37,560

	Multiline Retail (1.1%)
405	Target Corp.	24,466

	Oil, Gas & Consumable Fuels (2.9%)
1,570	Denbury Resources, Inc. (1)	29,249
84	Gulfport Energy Corp. (1)	3,467
280	Occidental Petroleum Corp.	24,715
150	Whiting Petroleum Corp. (1)	7,137

	Total Oil, Gas & Consumable Fuels	64,568

	Personal Products (1.2%)
455	Estee Lauder Cos., Inc. (The)	27,723

	Pharmaceuticals (3.4%)
676	Allergan, Inc.	70,987
186	MAP Pharmaceuticals, Inc. (1)	4,607

	Total Pharmaceuticals	75,594

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Professional Services (1.1%)
460	Verisk Analytics, Inc. (1)	$25,374

	REIT (1.9%)
565	American Tower Corp.	43,025

	Road & Rail (3.7%)
94	Genesee & Wyoming, Inc. (1)	7,951
535	J.B. Hunt Transport Services, Inc.	35,989
88	Kansas City Southern (1)	8,194
240	Union Pacific Corp.	31,550

	Total Road & Rail	83,684

	Semiconductors & Semiconductor Equipment (3.5%)
1,023	ARM Holdings PLC (SP ADR) (United Kingdom)	42,004
785	Avago Technologies, Ltd. (1)	28,079
263	Cavium, Inc. (1)	8,795

	Total Semiconductors & Semiconductor Equipment	78,878

	Software (6.3%)
185	ANSYS, Inc. (1)	13,616
148	MicroStrategy, Inc. (1)	14,840
407	Salesforce.com, Inc. (1)	70,057
327	Splunk, Inc. (1)	10,778
49	Ultimate Software Group, Inc. (The) (1)	4,975
235	VMware, Inc. (1)	17,973
145	Workday, Inc. (1)	7,746

	Total Software	139,985

	Specialty Retail (0.5%)
304	CarMax, Inc. (1)	11,984

	Textiles, Apparel & Luxury Goods (1.9%)
229	Gildan Activewear, Inc.	8,429
405	Michael Kors Holdings, Ltd. (1)	22,733
208	Under Armour, Inc. (1)	10,581

	Total Textiles, Apparel & Luxury Goods	41,743

	Trading Companies & Distributors (3.0%)
1,213	Fastenal Co.	60,262

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Trading Companies & Distributors (Continued)
100	MSC Industrial Direct Co., Inc.	$7,912

	Total Trading Companies & Distributors	68,174

	Total Common Stock (Cost: $1,870,193) (94.9%)	2,123,411

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $107,752) (4.8%)
$107,752	State Street Bank & Trust Company, 0.01%, due 02/01/13, (collateralized by $115,000, Federal National Mortgage Association, 2.17%, due 11/07/22 valued at $114,280) (Total Amount to be Received Upon Repurchase $107,752)	107,752

	Total Investments (Cost: $1,977,945) (99.7%)	2,231,163
	Excess of Other Assets over Liabilities (0.3%)	7,784

	Net Assets (100.0%)	$2,238,947

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Auto Components	1.1
Beverages	1.1
Biotechnology	1.1
Capital Markets	3.1
Chemicals	2.4
Commercial Banks	0.6
Commercial Services & Supplies	1.2
Communications Equipment	4.8
Computers & Peripherals	2.8
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	1.0
Energy Equipment & Services	7.4
Food & Staples Retailing	5.6
Food Products	1.5
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	0.4
Health Care Technology	3.0
Hotels, Restaurants & Leisure	2.6
Household Durables	0.7
Household Products	1.1
Insurance	3.0
Internet & Catalog Retail	2.5
Internet Software & Services	4.3
IT Services	2.6
Life Sciences Tools & Services	2.9
Machinery	1.1
Metals & Mining	1.7
Multiline Retail	1.1
Oil, Gas & Consumable Fuels	2.9
Personal Products	1.2
Pharmaceuticals	3.4
Professional Services	1.1
REIT	1.9
Road & Rail	3.7
Semiconductors & Semiconductor Equipment	3.5
Software	6.3
Specialty Retail	0.5
Textiles, Apparel & Luxury Goods	1.9
Trading Companies & Distributors	3.0
Short-Term Investments	4.8

Total	99.7%

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.6% of Net Assets)
19,600	BE Aerospace, Inc. (1)	$1,009,204
3,907	Precision Castparts Corp.	716,544

	Total Aerospace & Defense	1,725,748

	Air Freight & Logistics (1.1%)
16,600	Expeditors International of Washington, Inc.	712,140

	Auto Components (2.1%)
18,950	BorgWarner, Inc. (1)	1,405,711

	Beverages (1.9%)
25,500	Monster Beverage Corp. (1)	1,221,450

	Biotechnology (5.6%)
26,700	Ariad Pharmaceuticals, Inc. (1)	530,796
19,000	BioMarin Pharmaceutical, Inc. (1)	1,042,910
18,145	Cepheid, Inc. (1)	657,212
27,900	Ironwood Pharmaceuticals, Inc. (1)	357,678
23,400	Vertex Pharmaceuticals, Inc. (1)	1,047,852

	Total Biotechnology	3,636,448

	Capital Markets (2.6%)
24,200	T. Rowe Price Group, Inc.	1,729,090

	Communications Equipment (1.9%)
19,829	Palo Alto Networks, Inc. (1)	1,097,733
7,387	Ruckus Wireless, Inc. (1)	174,038

	Total Communications Equipment	1,271,771

	Computers & Peripherals (1.1%)
39,888	Fusion-io, Inc. (1)	697,242

	Electrical Equipment (5.5%)
18,559	AMETEK, Inc.	760,733
16,606	Rockwell Automation, Inc.	1,481,089
11,526	Roper Industries, Inc.	1,353,729

	Total Electrical Equipment	3,595,551

	Electronic Equipment, Instruments & Components (1.0%)
10,000	IPG Photonics Corp. (1)	654,800

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Energy Equipment & Services (8.3%)
19,927	Core Laboratories N.V. (Netherlands)	$2,543,482
24,846	Lufkin Industries, Inc.	1,438,832
22,955	Oceaneering International, Inc.	1,450,986

	Total Energy Equipment & Services	5,433,300

	Food & Staples Retailing (3.5%)
21,100	Fresh Market, Inc. (The) (1)	1,031,579
16,766	Pricesmart, Inc.	1,291,150

	Total Food & Staples Retailing	2,322,729

	Food Products (2.1%)
24,200	Hain Celestial Group, Inc. (The) (1)	1,379,158

	Health Care Equipment & Supplies (3.8%)
4,300	Intuitive Surgical, Inc. (1)	2,469,834

	Health Care Technology (4.5%)
22,671	athenahealth, Inc. (1)	1,960,361
11,900	Cerner Corp. (1)	982,345

	Total Health Care Technology	2,942,706

	Hotels, Restaurants & Leisure (2.1%)
98,266	Arcos Dorados Holdings, Inc.	1,350,175

	Household Durables (2.1%)
30,216	Harman International Industries, Inc. (1)	1,353,073

	Insurance (3.1%)
24,029	ACE, Ltd. (1)	2,050,395

	Internet Software & Services (4.9%)
10,940	LinkedIn Corp. (1)	1,354,263
25,006	Rackspace Hosting, Inc. (1)	1,884,202

	Total Internet Software & Services	3,238,465

	Life Sciences Tools & Services (2.2%)
28,500	Illumina, Inc. (1)	1,442,955

	Machinery (2.1%)
11,722	Cummins, Inc.	1,346,037

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Media (1.5%)
14,500	Discovery Communications, Inc. (1)	$1,006,010

	Metals & Mining (2.0%)
41,416	Allegheny Technologies, Inc.	1,310,816

	Semiconductors & Semiconductor Equipment (4.4%)
48,189	ARM Holdings PLC (SP ADR) (United Kingdom)	1,978,641
26,689	Cavium, Inc. (1)	892,480

	Total Semiconductors & Semiconductor Equipment	2,871,121

	Software (10.0%)
13,500	ANSYS, Inc. (1)	993,600
7,619	Salesforce.com, Inc. (1)	1,311,458
47,985	Splunk, Inc. (1)	1,581,586
9,800	Ultimate Software Group, Inc. (The) (1)	995,092
30,769	Workday, Inc. (1)	1,643,680

	Total Software	6,525,416

	Specialty Retail (6.5%)
46,300	CarMax, Inc. (1)	1,825,146
29,499	Dick’s Sporting Goods, Inc.	1,403,857
14,945	DSW, Inc.	1,000,269

	Total Specialty Retail	4,229,272

	Textiles, Apparel & Luxury Goods (4.1%)
34,188	Gildan Activewear, Inc. (1)	1,258,460
27,546	Under Armour, Inc. (1)	1,401,265

	Total Textiles, Apparel & Luxury Goods	2,659,725

	Trading Companies & Distributors (4.2%)
27,500	Fastenal Co.	1,366,200
17,778	MSC Industrial Direct Co., Inc.	1,406,595

	Total Trading Companies & Distributors	2,772,795

	Total Common Stock (Cost: $49,774,838) (96.8%)	63,353,933

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $2,143,565) (3.3%)
$2,143,565	State Street Bank & Trust Company, 0.01%, due 02/01/13 (collateralized by $2,205,000, Federal National Mortgage Association, 2.17%, due 11/07/22 valued at $2,191,186) (Total Amount to be Received Upon Repurchase $2,143,565)	$2,143,565

	Total Investments (Cost: $51,918,403) (100.1%)	65,497,498
	Liabilities in Excess of Other Assets (-0.1%)	(92,025)

	Net Assets (100.0%)	$65,405,473

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitle the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	2.6%
Air Freight & Logistics	1.1
Auto Components	2.1
Beverages	1.9
Biotechnology	5.6
Capital Markets	2.6
Communications Equipment	1.9
Computers & Peripherals	1.1
Electrical Equipment	5.5
Electronic Equipment, Instruments & Components	1.0
Energy Equipment & Services	8.3
Food & Staples Retailing	3.5
Food Products	2.1
Health Care Equipment & Supplies	3.8
Health Care Technology	4.5
Hotels, Restaurants & Leisure	2.1
Household Durables	2.1
Insurance	3.1
Internet Software & Services	4.9
Life Sciences Tools & Services	2.2
Machinery	2.1
Media	1.5
Metals & Mining	2.0
Semiconductors & Semiconductor Equipment	4.4
Software	10.0
Specialty Retail	6.5
Textiles, Apparel & Luxury Goods	4.1
Trading Companies & Distributors	4.2
Short-Term Investments	3.3

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Australia (6.2% of Net Assets)
500	ASX, Ltd. (1)	$18,266
2,500	carsales.com, Ltd. (1)	23,143
6,000	Fortescue Metals Group, Ltd. (1)	29,431
1,000	REA Group, Ltd. (1)	21,468
5,200	Western Areas, Ltd. (1)	23,772
6,000	Whitehaven Coal, Ltd. (1)	20,585

	Total Australia (Cost: $125,822)	136,665

	Brazil (8.3%)
2,000	BR Properties S.A.	25,962
1,500	CCR S.A.	15,479
600	Cia de Saneamento Basico do Estado de Sao Paulo	27,027
800	Cielo S.A. (1)	22,646
1,400	Kroton Educacional S.A. (2)	34,379
1,000	Localiza Rent a Car S.A.	18,379
1,000	Qualicorp S.A. (2)	10,345
1,600	Tractebel Energia S.A.	28,435

	Total Brazil (Cost: $169,683)	182,652

	Cambodia (Cost: $14,086) (0.9%)
25,000	NagaCorp, Ltd. (1)	19,731

	Canada (9.6%)
3,000	Centerra Gold, Inc.	27,251
1,250	First Quantum Minerals, Ltd.	25,203
2,800	HudBay Minerals, Inc.	32,565
850	Methanex Corp.	30,569
100	New Gold, Inc. (2)	971
100	Silver Wheaton Corp.	3,480
1,600	Talisman Energy, Inc.	19,988
800	Teck Resources, Ltd. — Class B	29,192
500	West Fraser Timber Co., Ltd.	40,139

	Total Canada (Cost: $190,780)	209,358

	China (10.3%)
19,000	Chow Tai Fook Jewellery Group, Ltd. (1)	30,319
7,000	ENN Energy Holdings, Ltd. (1)	33,715

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	China (Continued)
15,000	Greentown China Holdings, Ltd. (1)	$31,024
15,000	Intime Department Store Group Co., Ltd. (1)	19,615
30,000	KWG Property Holding, Ltd. (1)	22,921
6,500	Sands China, Ltd. (1)	32,801
10,000	Shenzhou International Group Holdings, Ltd. (1)	23,951
2,000	Sun Art Retail Group, Ltd. (1)	2,909
35,000	Sunac China Holdings, Ltd. (1)	28,552

	Total China (Cost: $185,117)	225,807

	Denmark (Cost: $19,883) (1.0%)
600	Chr. Hansen Holding A/S (1)	21,223

	Germany (2.3%)
100	Rational AG (1)	30,294
250	SAP AG (SP ADR)	20,505

	Total Germany (Cost: $45,927)	50,799

	Greece (Cost: $20,930) (0.9%)
3,000	Hellenic Exchanges SA Holding Clearing Settlement and Registry (1)	20,702

	India (2.5%)
700	ICICI Bank, Ltd. (SP ADR)	32,060
700	Reliance Industries, Ltd. (SP GDR) (3)	23,436

	Total India (Cost: $48,871)	55,496

	Indonesia (2.5%)
100,000	Adaro Energy Tbk PT (1)	16,947
26,190	AKR Corporindo Tbk PT (1)	10,427
5,000	Indo Tambangraya Megah Tbk PT (1)	21,285
3,000	United Tractors Tbk PT (1)	6,099

	Total Indonesia (Cost: $54,986)	54,758

	Iraq (Cost: $18,508) (0.9%)
6,000	Gulf Keystone Petroleum, Ltd. (1)(2)	19,472

	Ireland (Cost: $35,869) (1.4%)
60,000	Kenmare Resources PLC (1)(2)	31,675

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Italy (2.7%)
40,000	Banca Popolare di Milano Scarl (1)(2)	$26,858
5,000	UniCredit SpA (1)(2)	32,276

	Total Italy (Cost: $52,691)	59,134

	Japan (13.0%)
1,000	Acom Co., Ltd. (1)(2)	26,137
600	Dena Co., Ltd.	18,975
500	Don Quijote Co., Ltd. (1)	19,907
20	GLP J-REIT (2)	17,825
700	Hikari Tsushin, Inc. (1)	32,392
5,000	Hulic Co., Ltd. (1)	31,706
200	Japan Exchange Group, Inc. (1)	12,008
1,600	Park24 Co., Ltd. (1)	28,881
1,400	Seria Co., Ltd. (1)	22,348
300	Shimano, Inc. (1)	20,486
15,000	Shinsei Bank, Ltd. (1)	30,644
60	Yahoo Japan Corp. (1)	23,529

	Total Japan (Cost: $276,875)	284,838

	Jersey (2.6%)
2,300	Genel Energy PLC (2)	28,088
9,000	Heritage Oil PLC (1)(2)	28,465

	Total Jersey (Cost: $59,193)	56,553

	Malaysia (Cost: $10,452) (0.5%)
2,000	Public Bank BHD (1)	9,989

	Mexico (Cost: $22,710) (1.1%)
1,000	America Movil, S.A.B. de C.V. — Series L (ADR)	25,160

	Mongolia (Cost: $9,786) (0.5%)
20,000	Mongolian Mining Corp. (1)(2)	9,908

	Netherlands (Cost: $30,847) (1.4%)
3,000	ING Groep N.V. (ADR) (1)(2)	30,343

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Norway (3.0%)
6,000	Opera Software ASA (1)	$37,628
700	Schibsted ASA (1)	28,183

	Total Norway (Cost: $61,899)	65,811

	Philippines (Cost: $26,099) (1.3%)
15,000	International Container Terminal Services, Inc. (1)	28,058

	Portugal (Cost: $30,593) (1.3%)
20,000	Banco Espirito Santo S.A. (1)(2)	28,364

	Singapore (1.6%)
10,000	CapitaMalls Asia, Ltd. (1)	17,455
8,000	Global Logistic Properties, Ltd. (1)	17,829

	Total Singapore (Cost: $35,007)	35,284

	South Africa (2.2%)
8,000	Growthpoint Properties, Ltd.	22,529
5,000	Sanlam, Ltd. (1)	25,372

	Total South Africa (Cost: $44,277)	47,901

	South Korea (Cost: $20,615) (0.9%)
700	Kangwon Land, Inc. (1)(2)	20,081

	Spain (4.0%)
35,000	Banco Popular Espanol S.A. (1)(2)	31,651
1,200	Bolsas y Mercados Espanoles S.A. (1)	33,614
3,000	Mediaset Espana Comunicacion S.A. (1)	22,606

	Total Spain (Cost: $85,212)	87,871

	Switzerland (Cost: $28,568) (1.4%)
5,000	Glencore International PLC (1)	31,212

	Taiwan (Cost: $20,913) (1.0%)
8,000	Chailease Holding Co., Ltd. (1)	21,435

	Thailand (Cost: $19,460) (0.9%)
3,000	Kasikornbank Public Co., Ltd. (NVDR) (1)	19,976

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	United Kingdom (8.9%)
20,000	Blinkx PLC (1)(2)	$18,578
1,000	London Stock Exchange Group PLC (1)	19,100
7,000	Moneysupermarket.com Group PLC	20,428
1,200	PayPoint PLC	15,920
1,100	Petrofac, Ltd. (1)	28,536
500	Rotork PLC (1)	20,998
1,400	Telecity Group PLC (1)	18,808
1,350	Vedanta Resources PLC (1)	25,780
1,100	Victrex PLC (1)	26,711

	Total United Kingdom (Cost: $194,732)	194,859

	United States (3.9%)
1,400	Coastal Energy Co. (2)	30,824
100	Royal Gold, Inc.	7,467
10,000	Samsonite International S.A. (1)	21,726
1,600	Tahoe Resources, Inc. (2)	25,811

	Total United States (Cost: $87,247)	85,828

	Total Common Stock (Cost: $2,047,638) (99.0%)	2,170,943

Contracts	Purchased Options
	Currency Option (Cost: $10,000) (0.9%)
5,000	JPY Put, Expires 11/17/15, Strike Price JPY100.00	18,636

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $30,479) (1.4%)
$30,479	State Street Bank & Trust Company, 0.01%, due 02/01/13 (collateralized by $35,000, Federal National Mortgage Association, 2.17%, due 11/07/22, valued at $34,781) (Total Amount to be Received Upon Repurchase $30,479)	30,479

	Total Investments (Cost: $2,088,117) (101.3%)	2,220,058
	Liabilities in Excess of Other Assets (-1.3%)	(27,451)

	Total Net Assets (100.0%)	$2,192,607

Notes to the Schedule of Investments:

JPY	-	Japanese Yen.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
NVDR	-	Non-Voting Depositary Receipt.

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitle the shareholder to all dividends, capital gains and voting rights.
SP GDR	-	Sponsored Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

(1)		Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Non-income producing security.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $23,436 or 1.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Chemicals	3.6%
Commercial Banks	9.7
Commercial Services & Supplies	2.0
Consumer Finance	1.2
Diversified Consumer Services	1.6
Diversified Financial Services	7.1
Energy Equipment & Services	1.3
Food & Staples Retailing	0.1
Gas Utilities	1.5
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	3.3
Independent Power Producers & Energy Traders	1.3
Insurance	1.2
Internet Software & Services	7.4
IT Services	1.0
Leisure Equipment & Products	0.9
Machinery	2.6
Media	3.3
Metals & Mining	13.9
Multiline Retail	2.8
Oil, Gas & Consumable Fuels	9.5
Paper & Forest Products	1.8
Real Estate Management & Development	9.0
REIT	0.8
Road & Rail	0.8
Software	0.9
Specialty Retail	2.9
Textiles, Apparel & Luxury Goods	2.1
Trading Companies & Distributors	0.5
Transportation Infrastructure	2.0
Water Utilities	1.2
Wireless Telecommunication Services	1.2
Purchased Options	0.9
Short-Term Investments	1.4

Total	101.3%

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Australia (5.4% of Net Assets)
1,100,000	Bathurst Resources, Ltd. (1)(2)	$443,190
1,600,000	Grange Resources, Ltd. (2)	475,977
25,000	PanAust, Ltd. (2)	77,190
600,000	Poseidon Nickel, Ltd. (1)(2)	146,739
400,000	Resource Generation, Ltd. (1)(3)	133,478
5,000	Sandfire Resources NL (1)(2)	40,702
110,000	Western Areas, Ltd. (2)	502,877

	Total Australia (Cost: $1,688,547)	1,820,153

	Brazil (2.3%)
10,000	Estacio Participacoes S.A.	221,458
22,000	Kroton Educacional S.A. (1)	540,236

	Total Brazil (Cost: $676,174)	761,694

	Cambodia (Cost: $287,731) (1.8%)
750,000	NagaCorp, Ltd. (2)	591,919

	Canada (18.7%)
900,000	Africa Hydrocarbons, Inc. (1)(3)	126,329
25,000	Alaris Royalty Corp.	636,906
125,000	B2Gold Corp. (1)	481,251
35,000	Electrovaya, Inc. (1)	24,915
50,000	HudBay Minerals, Inc.	581,512
4,400,000	Ivernia, Inc. (1)(3)	551,434
100,000	Luna Gold Corp. (1)	331,863
400,000	Mawson Resources, Ltd. (1)(3)	565,470
100,000	Nevsun Resources, Ltd. (1)	423,100
45,000	Niko Resources, Ltd.	469,671
1,000,000	Sandstorm Metals & Energy, Ltd. (1)	476,238
891,500	Shamaran Petroleum Corp. (1)	375,406
50,000	TAG Oil, Ltd. (1)	234,109
7,000	West Fraser Timber Co., Ltd.	561,951
400,000	WesternZagros Resources, Ltd. (1)	425,105

	Total Canada (Cost: $6,290,897)	6,265,260

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	China (9.9%)
5,000,000	Credit China Holdings, Ltd. (2)	$612,167
500,000	Greatview Aseptic Packaging Co., Ltd. (2)	303,325
250,000	Greentown China Holdings, Ltd. (1)(2)	517,068
325,000	Intime Department Store Group Co., Ltd. (2)	424,998
550,000	KWG Property Holding, Ltd. (2)	420,212
125,000	Luk Fook Holdings International, Ltd. (2)	436,673
250,000	Shenzhou International Group Holdings, Ltd. (2)	598,783

	Total China (Cost: $3,019,065)	3,313,226

	Congo (Cost: $555,153) (1.3%)
175,000	Banro Corp. (1)	429,868

	Germany (Cost: $735,176) (1.6%)
11,000	Delticom AG (2)	528,911

	Greece (Cost: $432,773) (1.5%)
75,000	Hellenic Exchanges SA Holding Clearing Settlement and Registry (2)	517,553

	India (8.9%)
325,000	City Union Bank, Ltd.	379,136
125,000	City Union Bank, Ltd. (Partly-Paid Shares) (1)	145,822
700,000	Development Credit Bank, Ltd. (1)(2)	611,669
70,000	Indraprastha Gas, Ltd.	340,854
100,000	Jaiprakash Power Ventures, Ltd. (1)	66,648
45,000	Karur Vysya Bank, Ltd. (2)	446,919
52,173	Prestige Estates Projects, Ltd. (2)	176,951
500,000	PTC India, Ltd. (2)	729,247
150,000	TV18 Broadcast, Ltd. (1)(2)	95,055

	Total India (Cost: $2,599,320)	2,992,301

	Indonesia (Cost: $212,436) (0.6%)
523,810	AKR Corporindo Tbk PT (2)	208,538

	Iraq (Cost: $119,092) (0.5%)
50,000	Gulf Keystone Petroleum, Ltd. (1)(2)	162,265

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Ireland (Cost: $511,332) (1.3%)
800,000	Kenmare Resources PLC (1)(2)	$422,329

	Israel (Cost: $487,635) (1.7%)
600,000	Sarin Technologies, Ltd. (2)(3)	557,216

	Italy (2.8%)
700,000	Banca Popolare di Milano Scarl (1)(2)	470,015
80,000	Credito Emiliano SpA (2)	478,576

	Total Italy (Cost: $946,698)	948,591

	Japan (13.8%)
3,500	Accretive Co., Ltd. (1)(2)(3)	540,907
45,000	Bit-isle, Inc. (2)	478,699
400	GLP J-REIT (1)	356,498
9,000	Hikari Tsushin, Inc. (2)	416,472
1,500	Ichigo Group Holdings Co., Ltd. (1)(2)	443,725
100	Kenedix Realty Investment Corp. (2)	391,605
8,000	Livesense, Inc. (1)(2)	340,662
1,500	Monex Group, Inc. (2)	439,510
25,000	Park24 Co., Ltd. (2)	451,262
30,000	Seria Co., Ltd. (2)	478,877
200	Tenpos Busters Co., Ltd. (2)(3)	288,340

	Total Japan (Cost: $3,798,440)	4,626,557

	Jersey (3.7%)
500,000	Centamin PLC (1)	441,147
250,000	Heritage Oil PLC (1)(2)	790,681

	Total Jersey (Cost: $1,150,803)	1,231,828

	Mongolia (Cost: $500,000) (1.5%)
50,000	Blue Wolf Mongolia Holdings Corp. (1)	503,000

	Norway (3.0%)
250,000	Electromagnetic GeoServices AS (1)(2)	511,197
80,000	Opera Software ASA (2)	501,702

	Total Norway (Cost: $917,544)	1,012,899

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Russia (Cost: $636,228) (1.8%)
175,000	Vostok Nafta Investment, Ltd. (SDR) (1)(2)	$607,828

	South Africa (Cost: $324,183) (1.1%)
75,000	Coronation Fund Managers, Ltd.	368,755

	Spain (2.8%)
17,000	Bolsas y Mercados Espanoles S.A. (2)	476,199
60,000	Mediaset Espana Comunicacion S.A. (2)	452,117

	Total Spain (Cost: $907,746)	928,316

	Sweden (Cost: $389,716) (1.2%)
30,000	Net Entertainment NE AB (1)(2)	400,237

	Taiwan (Cost: $317,688) (1.4%)
175,000	Chailease Holding Co., Ltd. (2)	468,898

	United Kingdom (6.3%)
450,000	Blinkx PLC (1)(2)	417,994
175,000	Moneysupermarket.com Group PLC	510,692
800,000	Monitise PLC (1)	428,220
30,000	PayPoint PLC	398,007
2,000,000	Sable Mining Africa, Ltd. (1)	364,780

	Total United Kingdom (Cost: $1,894,851)	2,119,693

	United States (3.3%)
30,000	Coastal Energy Co. (1)	660,517
200,000	Samsonite International S.A. (2)	434,520

	Total United States (Cost: $821,016)	1,095,037

	Total Common Stock (Cost: $30,220,244) (98.2%)	32,882,872

Contracts	Purchased Options
	Currency Options
30,000	JPY Put, Expires 11/20/14, Strike Price JPY100.00	81,420
20,000	JPY Put, Expires 11/26/14, Strike Price JPY100.00	54,661
100,000	JPY Put, Expires 12/04/14, Strike Price JPY100.00	275,882
100,000	JPY Put, Expires 02/20/15, Strike Price JPY115.00	103,739

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2013

Contracts	Purchased Options	Value
	Currency Options (Continued)
100,000	JPY Put, Expires 02/25/15, Strike Price JPY115.00	$104,520

	Total Purchased Options (Cost: $532,600) (1.8%)	620,222

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $1,108,352) (3.3%)
$1,108,352	State Street Bank & Trust Company, 0.01%, due 02/01/13 (collateralized by $1,140,000, Federal National Mortgage Association, 2.17%, due 11/07/22 valued at $1,132,858) (Total Amount to be Received Upon Repurchase $1,108,352)	1,108,352

	Total Investments (Cost: $31,861,196) (103.3%)	34,611,446
	Liabilities in Excess of Other Assets (-3.3%)	(1,118,159)

	Total Net Assets (100.0%)	$33,493,287

Notes to the Schedule of Investments:

JPY	-	Japanese Yen.
REIT	-	Real Estate Investment Trust.
SDR	-	Swedish Depository Receipt. Shares of a foreign based corporation held in Swedish banks that are issued with cooperation of the company whose stock underlies the SDR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Illiquid security.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Capital Markets	5.6%
Commercial Banks	7.5
Commercial Services & Supplies	2.6
Consumer Finance	1.8
Containers & Packaging	0.9
Diversified Consumer Services	2.3
Diversified Financial Services	7.7
Electrical Equipment	0.1
Energy Equipment & Services	1.5
Gas Utilities	1.0
Hotels, Restaurants & Leisure	1.8
Independent Power Producers & Energy Traders	2.4
Internet Software & Services	6.4
IT Services	1.4
Machinery	1.7
Media	1.7
Metals & Mining	19.9
Multiline Retail	3.6
Oil, Gas & Consumable Fuels	11.9
Paper & Forest Products	1.7
Real Estate Management & Development	3.3
REIT	2.3
Software	1.3
Specialty Retail	4.1
Textiles, Apparel & Luxury Goods	3.1
Trading Companies & Distributors	0.6
Purchased Options	1.8
Short-Term Investments	3.3

Total	103.3%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (6.1% of Net Assets)
381,409	Honeywell International, Inc.	$26,027,350
1,024,450	Textron, Inc.	29,463,182

	Total Aerospace & Defense	55,490,532

	Auto Components (1.8%)
1,031,560	Dana Holding Corp.	16,587,485

	Beverages (1.8%)
222,700	PepsiCo, Inc.	16,223,695

	Capital Markets (6.0%)
368,250	Ameriprise Financial, Inc.	24,422,340
536,000	State Street Corp.	29,828,400

	Total Capital Markets	54,250,740

	Commercial Services & Supplies (1.3%)
245,112	ADT Corp. (The)	11,642,820

	Communications Equipment (2.2%)
988,400	Cisco Systems, Inc.	20,331,388

	Computers & Peripherals (1.6%)
138,200	Dell, Inc.	1,829,768
274,400	Western Digital Corp.	12,896,800

	Total Computers & Peripherals	14,726,568

	Consumer Finance (3.6%)
422,150	American Express Co.	24,826,641
461,150	SLM Corp.	7,788,824

	Total Consumer Finance	32,615,465

	Containers & Packaging (1.0%)
461,950	Sealed Air Corp.	8,647,704

	Diversified Financial Services (6.4%)
634,100	Citigroup, Inc.	26,733,656
675,568	JPMorgan Chase & Co.	31,785,474

	Total Diversified Financial Services	58,519,130

	Diversified Telecommunication Services (2.0%)
530,200	AT&T, Inc.	18,445,658

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Electric Utilities (2.0%)
402,350	American Electric Power Co., Inc.	$18,222,432

	Electronic Equipment, Instruments & Components (2.1%)
481,825	TE Connectivity, Ltd.	18,733,356

	Energy Equipment & Services (5.9%)
462,150	Baker Hughes, Inc.	20,667,348
380,700	Ensco PLC (United Kingdom)	24,201,099
514,650	Nabors Industries, Ltd. (1)	8,579,216

	Total Energy Equipment & Services	53,447,663

	Food Products (1.8%)
592,450	Mondelez International, Inc.	16,464,186

	Health Care Equipment & Supplies (4.0%)
886,580	Hologic, Inc. (1)	21,136,067
330,700	Medtronic, Inc.	15,410,620

	Total Health Care Equipment & Supplies	36,546,687

	Health Care Providers & Services (1.1%)
167,500	Cigna Corp.	9,771,950

	Household Durables (2.2%)
490,363	Lennar Corp.	20,369,679

	Household Products (1.8%)
183,400	Energizer Holdings, Inc.	15,957,634

	Independent Power Producers & Energy Traders (1.3%)
1,084,700	AES Corporation (The)	11,758,148

	Industrial Conglomerates (4.5%)
1,257,050	General Electric Co.	28,007,074
436,175	Tyco International, Ltd.	13,185,570

	Total Industrial Conglomerates	41,192,644

	Insurance (3.5%)
198,350	Hartford Financial Services Group, Inc.	4,919,080
346,100	Travelers Cos., Inc. (The)	27,155,006

	Total Insurance	32,074,086

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Life Sciences Tools & Services (1.2%)
148,100	Thermo Fisher Scientific, Inc.	$10,683,934

	Machinery (3.0%)
125,277	Pentair, Ltd.	6,349,038
648,600	Terex Corp. (1)	21,001,668

	Total Machinery	27,350,706

	Media (4.8%)
782,400	Comcast Corp.	29,793,792
266,816	Time Warner, Inc.	13,479,544

	Total Media	43,273,336

	Oil, Gas & Consumable Fuels (6.5%)
260,600	Chevron Corp.	30,008,090
181,850	Devon Energy Corp.	10,400,001
416,100	Valero Energy Corp.	18,196,053

	Total Oil, Gas & Consumable Fuels	58,604,144

	Paper & Forest Products (0.9%)
268,500	MeadWestvaco Corp.	8,417,475

	Pharmaceuticals (7.4%)
220,950	Johnson & Johnson	16,332,624
552,850	Mylan, Inc. (1)	15,629,069
1,287,550	Pfizer, Inc.	35,124,364

	Total Pharmaceuticals	67,086,057

	Semiconductors & Semiconductor Equipment (3.7%)
683,400	Applied Materials, Inc.	8,822,694
711,400	Intel Corp.	14,967,856
231,200	Lam Research Corp. (1)	9,511,568

	Total Semiconductors & Semiconductor Equipment	33,302,118

	Software (1.1%)
389,900	CA, Inc.	9,677,318

	Specialty Retail (5.2%)
562,020	Gap, Inc. (The)	18,366,814
429,400	Home Depot, Inc. (The)	28,735,448

	Total Specialty Retail	47,102,262

	Total Common Stock (Cost: $731,373,456) (97.8%)	887,517,000

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $17,272,055) (1.9%)
$17,272,055	State Street Bank & Trust Company, 0.01%, due 02/01/13 (collateralized by $17,730,000, Federal National Mortgage Association, 2.17%, due 11/07/22, valued at $17,618,922) (Total Amount to be Received Upon Repurchase $17,272,060)	$17,272,055

	Total Investments (Cost: $748,645,511) (99.7%)	904,789,055
	Excess of Other Assets over Liabilities (0.3%)	2,808,394

	Net Assets (100.0%)	$907,597,449

Notes to the Schedule of Investments:

(1)	Non-incomeproducing security.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	6.1%
Auto Components	1.8
Beverages	1.8
Capital Markets	6.0
Commercial Services & Supplies	1.3
Communications Equipment	2.2
Computers & Peripherals	1.6
Consumer Finance	3.6
Containers & Packaging	1.0
Diversified Financial Services	6.4
Diversified Telecommunication Services	2.0
Electric Utilities	2.0
Electronic Equipment, Instruments & Components	2.1
Energy Equipment & Services	5.9
Food Products	1.8
Health Care Equipment & Supplies	4.0
Health Care Providers & Services	1.1
Household Durables	2.2
Household Products	1.8
Independent Power Producers & Energy Traders	1.3
Industrial Conglomerates	4.5
Insurance	3.5
Life Sciences Tools & Services	1.2
Machinery	3.0
Media	4.8
Oil, Gas & Consumable Fuels	6.5
Paper & Forest Products	0.9
Pharmaceuticals	7.4
Semiconductors & Semiconductor Equipment	3.7
Software	1.1
Specialty Retail	5.2
Short-Term Investments	1.9

Total	99.7%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.1% of Net Assets)
212,810	Precision Castparts Corp.	$39,029,354

	Capital Markets (1.9%)
1,465,250	Charles Schwab Corp. (The)	24,220,583

	Chemicals (2.9%)
325,600	Praxair, Inc.	35,936,472

	Communications Equipment (5.4%)
1,031,083	QUALCOMM, Inc.	68,082,410

	Computers & Peripherals (6.0%)
163,520	Apple, Inc. (1)	74,452,291

	Energy Equipment & Services (8.1%)
294,200	National Oilwell Varco, Inc.	21,811,988
599,830	Oceaneering International, Inc.	37,915,254
536,966	Schlumberger, Ltd.	41,910,197

	Total Energy Equipment & Services	101,637,439

	Food & Staples Retailing (2.3%)
282,774	Costco Wholesale Corp.	28,939,091

	Food Products (2.6%)
425,600	Mead Johnson Nutrition Co.	32,345,600

	Health Care Equipment & Supplies (1.9%)
40,434	Intuitive Surgical, Inc. (1)	23,224,481

	Health Care Technology (3.3%)
504,966	Cerner Corp. (1)	41,684,943

	Hotels, Restaurants & Leisure (3.4%)
748,315	Starbucks Corp.	41,995,438

	Insurance (3.9%)
572,700	ACE, Ltd.	48,868,491

	Internet & Catalog Retail (6.0%)
150,385	Amazon.com, Inc. (1)	39,927,217
51,400	Priceline.com, Inc. (1)	35,233,158

	Total Internet & Catalog Retail	75,160,375

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Internet Software & Services (8.9%)
171,350	Equinix, Inc. (1)	$36,913,930
64,979	Google, Inc. (1)	49,103,981
208,500	LinkedIn Corp. (1)	25,810,215

	Total Internet Software & Services	111,828,126

	IT Services (6.1%)
445,571	Cognizant Technology Solutions Corp. (1)	34,834,741
265,606	Visa, Inc.	41,941,843

	Total IT Services	76,776,584

	Life Sciences Tools & Services (2.3%)
441,209	Life Technologies Corp. (1)	28,541,810

	Metals & Mining (2.4%)
865,450	Silver Wheaton Corp.	30,160,933

	Oil, Gas & Consumable Fuels (2.8%)
396,300	Occidental Petroleum Corp.	34,981,401

	Pharmaceuticals (3.7%)
442,725	Allergan, Inc.	46,490,552

	Professional Services (2.7%)
616,950	Verisk Analytics, Inc. (1)	34,030,962

	REIT (4.7%)
762,632	American Tower Corp.	58,074,427

	Semiconductors & Semiconductor Equipment (3.2%)
959,675	ARM Holdings PLC (SP ADR ) (United Kingdom)	39,404,255

	Software (5.8%)
281,337	Salesforce.com, Inc. (1)	48,426,538
314,210	VMware, Inc. (1)	24,030,781

	Total Software	72,457,319

	Trading Companies & Distributors (3.3%)
833,582	Fastenal Co.	41,412,354

	Total Common Stock (Cost: $858,925,643) (96.7%)	1,209,735,691

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $51,693,739) (4.1%)
$51,693,739	State Street Bank & Trust Company, 0.01%, due 02/01/13 (collateralized by $53,955,000, Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22, valued at $52,730,923) (Total Amount to be Received Upon Repurchase $51,693,754)	$51,693,739

	Total Investments (Cost: $910,619,382) (100.8%)	1,261,429,430
	Liabilities in Excess of Other Assets (-0.8%)	(10,111,078)

	Net Assets (100.0%)	$1,251,318,352

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-incomeproducing security.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	3.1%
Capital Markets	1.9
Chemicals	2.9
Communications Equipment	5.4
Computers & Peripherals	6.0
Energy Equipment & Services	8.1
Food & Staples Retailing	2.3
Food Products	2.6
Health Care Equipment & Supplies	1.9
Health Care Technology	3.3
Hotels, Restaurants & Leisure	3.4
Insurance	3.9
Internet & Catalog Retail	6.0
Internet Software & Services	8.9
IT Services	6.1
Life Sciences Tools & Services	2.3
Metals & Mining	2.4
Oil, Gas & Consumable Fuels	2.8
Pharmaceuticals	3.7
Professional Services	2.7
REIT	4.7
Semiconductors & Semiconductor Equipment	3.2
Software	5.8
Trading Companies & Distributors	3.3
Short-Term Investments	4.1

Total	100.8%

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.3% of Net Assets)
251,685	Hexcel Corp. (1)	$6,742,641

	Biotechnology (3.7%)
193,000	Ariad Pharmaceuticals, Inc. (1)	3,836,840
163,487	Cepheid, Inc. (1)	5,921,499
408,285	Ironwood Pharmaceuticals, Inc. (1)	5,234,214
158,666	Theravance, Inc. (1)	3,530,318

	Total Biotechnology	18,522,871

	Capital Markets (1.9%)
161,910	Greenhill & Co., Inc.	9,536,499

	Chemicals (0.5%)
95,488	Kraton Performance Polymers, Inc. (1)	2,506,560

	Commercial Banks (3.6%)
270,910	SVB Financial Group (1)	17,980,297

	Commercial Services & Supplies (1.6%)
647,938	Performant Financial Corp. (1)	8,228,813

	Communications Equipment (3.9%)
771,587	Aruba Networks, Inc. (1)	17,777,364
72,741	Ruckus Wireless, Inc. (1)	1,713,778

	Total Communications Equipment	19,491,142

	Computers & Peripherals (1.5%)
435,145	Fusion-io, Inc. (1)	7,606,335

	Diversified Financial Services (1.1%)
145,174	MarketAxess Holdings, Inc.	5,489,029

	Electronic Equipment, Instruments & Components (5.9%)
240,499	Cognex Corp.	9,538,190
185,689	FARO Technologies, Inc. (1)	6,166,732
110,554	IPG Photonics Corp. (1)	7,239,076
243,821	Universal Display Corp. (1)	6,783,100

	Total Electronic Equipment, Instruments & Components	29,727,098

	Energy Equipment & Services (7.0%)
77,392	Core Laboratories N.V. (Netherlands)	9,878,315

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Energy Equipment & Services (Continued)
153,999	Forum Energy Technologies, Inc. (1)	$3,928,514
28,135	Geospace Technologies Corp. (1)	2,536,652
328,169	Lufkin Industries, Inc.	19,004,267

	Total Energy Equipment & Services	35,347,748

	Food & Staples Retailing (7.0%)
209,400	Fresh Market, Inc. (The) (1)	10,237,566
116,737	Pricesmart, Inc.	8,989,917
293,588	United Natural Foods, Inc. (1)	15,847,880

	Total Food & Staples Retailing	35,075,363

	Food Products (4.3%)
145,100	Annie’s, Inc. (1)	5,203,286
420,374	Boulder Brands, Inc. (1)	5,645,623
189,297	Hain Celestial Group, Inc. (The) (1)	10,788,036

	Total Food Products	21,636,945

	Health Care Equipment & Supplies (4.5%)
556,331	DexCom, Inc. (1)	8,472,921
741,004	Endologix, Inc. (1)	11,359,592
32,561	HeartWare International, Inc. (1)	2,942,863

	Total Health Care Equipment & Supplies	22,775,376

	Health Care Providers & Services (1.5%)
277,100	HMS Holdings Corp. (1)	7,553,746

	Health Care Technology (1.8%)
104,600	athenahealth, Inc. (1)	9,044,762

	Hotels, Restaurants & Leisure (4.5%)
1,088,619	Arcos Dorados Holdings, Inc.	14,957,625
240,186	BJ’s Restaurants, Inc. (1)	7,678,746

	Total Hotels, Restaurants & Leisure	22,636,371

	Household Durables (3.7%)
419,275	Harman International Industries, Inc.	18,775,134

	Internet Software & Services (1.8%)
273,040	Cornerstone OnDemand, Inc. (1)	8,922,947

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Life Sciences Tools & Services (3.4%)
315,667	Fluidigm Corp. (1)	$5,208,506
234,400	Illumina, Inc. (1)	11,867,672

	Total Life Sciences Tools & Services	17,076,178

	Machinery (2.8%)
118,369	Chart Industries, Inc. (1)	7,834,844
171,000	Woodward, Inc.	6,568,110

	Total Machinery	14,402,954

	Metals & Mining (4.0%)
330,704	Carpenter Technology Corp.	17,305,741
106,817	Materion Corp. (1)	2,873,377

	Total Metals & Mining	20,179,118

	Oil, Gas & Consumable Fuels (1.7%)
102,100	Gulfport Energy Corp. (1)	4,213,667
209,864	Sanchez Energy Corp. (1)	4,193,083

	Total Oil, Gas & Consumable Fuels	8,406,750

	Pharmaceuticals (1.1%)
218,744	MAP Pharmaceuticals, Inc. (1)	5,418,289

	Road & Rail (3.0%)
88,366	Genesee & Wyoming, Inc. (1)	7,473,996
84,401	Kansas City Southern (1)	7,858,577

	Total Road & Rail	15,332,573

	Semiconductors & Semiconductor Equipment (2.2%)
253,600	Cavium, Inc. (1)	8,480,384
241,407	Exar Corp. (1)	2,532,359

	Total Semiconductors & Semiconductor Equipment	11,012,743

	Software (8.9%)
317,700	Fortinet, Inc. (1)	7,494,543
112,362	Guidewire Software, Inc. (1)	3,721,430
128,086	MicroStrategy, Inc. (1)	12,843,183
393,363	Qualys, Inc. (1)	5,153,055
307,400	Splunk, Inc. (1)	10,131,904

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Software (Continued)
56,818	Ultimate Software Group, Inc. (The) (1)	$5,769,300

	Total Software	45,113,415

	Specialty Retail (6.2%)
286,227	Five Below, Inc. (1)	10,590,399
417,195	Stage Stores, Inc.	9,532,906
181,800	Vitamin Shoppe, Inc. (1)	11,104,344

	Total Specialty Retail	31,227,649

	Textiles, Apparel & Luxury Goods (1.2%)
131,815	Steven Madden, Ltd. (1)	6,074,035

	Trading Companies & Distributors (2.4%)
176,938	MRC Global, Inc. (1)	5,437,305
94,362	WESCO International, Inc. (1)	6,881,820

	Total Trading Companies & Distributors	12,319,125

	Total Common Stock (Cost: $378,666,675) (98.0%)	494,162,506

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $15,587,681) (3.1%)
$15,587,681	State Street Bank & Trust Company, 0.01%, due 02/01/13 (collateralized by $16,000,000, Federal National Mortgage Association, 2.17%, due 11/07/22, valued at $15,899,760) (Total Amount to be Received Upon Repurchase $15,587,685)	15,587,681

	Total Investments (Cost: $394,254,356) (101.1%)	509,750,187
	Liabilities in Excess of Other Assets (-1.1%)	(5,784,781)

	Net Assets (100.0%)	$503,965,406

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	1.3%
Biotechnology	3.7
Capital Markets	1.9
Chemicals	0.5
Commercial Banks	3.6
Commercial Services & Supplies	1.6
Communications Equipment	3.9
Computers & Peripherals	1.5
Diversified Financial Services	1.1
Electronic Equipment, Instruments & Components	5.9
Energy Equipment & Services	7.0
Food & Staples Retailing	7.0
Food Products	4.3
Health Care Equipment & Supplies	4.5
Health Care Providers & Services	1.5
Health Care Technology	1.8
Hotels, Restaurants & Leisure	4.5
Household Durables	3.7
Internet Software & Services	1.8
Life Sciences Tools & Services	3.4
Machinery	2.8
Metals & Mining	4.0
Oil, Gas & Consumable Fuels	1.7
Pharmaceuticals	1.1
Road & Rail	3.0
Semiconductors & Semiconductor Equipment	2.2
Software	8.9
Specialty Retail	6.2
Textiles, Apparel & Luxury Goods	1.2
Trading Companies & Distributors	2.4
Short-Term Investments	3.1

Total	101.1%

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (5.0% of Net Assets)
20,200	BE Aerospace, Inc. (1)	$1,040,098
21,645	Hexcel Corp. (1)	579,870
3,530	TransDigm Group, Inc. (1)	478,103

	Total Aerospace & Defense	2,098,071

	Biotechnology (5.1%)
19,650	Ariad Pharmaceuticals, Inc. (1)	390,642
8,050	BioMarin Pharmaceutical, Inc. (1)	441,865
11,715	Cepheid, Inc. (1)	424,317
34,116	Ironwood Pharmaceuticals, Inc. (1)	437,367
10,200	Vertex Pharmaceuticals, Inc. (1)	456,756

	Total Biotechnology	2,150,947

	Capital Markets (4.5%)
22,062	Stifel Financial Corp. (1)	812,985
14,960	T. Rowe Price Group, Inc.	1,068,892

	Total Capital Markets	1,881,877

	Commercial Banks (2.7%)
17,220	SVB Financial Group (1)	1,142,891

	Communications Equipment (4.3%)
45,940	Aruba Networks, Inc. (1)	1,058,458
11,837	Palo Alto Networks, Inc. (1)	655,296
4,634	Ruckus Wireless, Inc. (1)	109,177

	Total Communications Equipment	1,822,931

	Computers & Peripherals (1.3%)
31,150	Fusion-io, Inc. (1)	544,502

	Electronic Equipment, Instruments & Components (4.4%)
19,120	Cognex Corp.	758,299
9,690	IPG Photonics Corp. (1)	634,501
16,992	Universal Display Corp. (1)	472,718

	Total Electronic Equipment, Instruments & Components	1,865,518

	Energy Equipment & Services (7.3%)
5,603	Core Laboratories N.V. (Netherlands)	715,167
11,400	Forum Energy Technologies, Inc. (1)	290,814
23,454	Lufkin Industries, Inc.	1,358,221

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Energy Equipment & Services (Continued)
11,195	Oceaneering International, Inc.	$707,636

	Total Energy Equipment & Services	3,071,838

	Food & Staples Retailing (5.8%)
13,100	Fresh Market, Inc. (The) (1)	640,459
10,335	Pricesmart, Inc.	795,898
18,705	United Natural Foods, Inc. (1)	1,009,696

	Total Food & Staples Retailing	2,446,053

	Food Products (2.1%)
15,250	Hain Celestial Group, Inc. (The) (1)	869,097

	Health Care Equipment & Supplies (2.0%)
54,491	Endologix, Inc. (1)	835,347

	Health Care Providers & Services (1.6%)
24,500	HMS Holdings Corp. (1)	667,870

	Health Care Technology (1.9%)
9,100	athenahealth, Inc. (1)	786,877

	Hotels, Restaurants & Leisure (5.5%)
78,447	Arcos Dorados Holdings, Inc.	1,077,862
12,025	BJ’s Restaurants, Inc. (1)	384,439
13,750	Starwood Hotels & Resorts Worldwide, Inc.	844,387

	Total Hotels, Restaurants & Leisure	2,306,688

	Household Durables (3.1%)
28,951	Harman International Industries, Inc. (1)	1,296,426

	Internet Software & Services (2.6%)
3,390	LinkedIn Corp. (1)	419,648
8,920	Rackspace Hosting, Inc. (1)	672,122

	Total Internet Software & Services	1,091,770

	Life Sciences Tools & Services (2.0%)
16,850	Illumina, Inc. (1)	853,115

	Machinery (5.0%)
12,795	AGCO Corp. (1)	678,135

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Machinery (Continued)
8,692	Chart Industries, Inc. (1)	$575,323
2,525	Wabtec Corp.	236,391
15,850	Woodward, Inc.	608,798

	Total Machinery	2,098,647

	Metals & Mining (3.0%)
39,775	Allegheny Technologies, Inc.	1,258,879

	Oil, Gas & Consumable Fuels (2.1%)
7,100	Gulfport Energy Corp. (1)	293,017
12,650	Whiting Petroleum Corp. (1)	601,887

	Total Oil, Gas & Consumable Fuels	894,904

	Pharmaceuticals (0.9%)
15,674	MAP Pharmaceuticals, Inc. (1)	388,245

	Road & Rail (3.2%)
7,880	Genesee & Wyoming, Inc. (1)	666,490
7,405	Kansas City Southern (1)	689,480

	Total Road & Rail	1,355,970

	Semiconductors & Semiconductor Equipment (4.3%)
25,513	ARM Holdings PLC (SP ADR) (United Kingdom)	1,047,564
21,985	Cavium, Inc. (1)	735,178

	Total Semiconductors & Semiconductor Equipment	1,782,742

	Software (10.4%)
15,640	ANSYS, Inc. (1)	1,151,104
12,166	MicroStrategy, Inc. (1)	1,219,885
27,965	Splunk, Inc. (1)	921,727
4,091	Ultimate Software Group, Inc. (The) (1)	415,400
12,170	Workday, Inc. (1)	650,121

	Total Software	4,358,237

	Specialty Retail (2.4%)
25,630	CarMax, Inc. (1)	1,010,335

	Textiles, Apparel & Luxury Goods (3.8%)
19,274	Gildan Activewear, Inc. (1)	709,476

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Textiles, Apparel & Luxury Goods (Continued)
17,480	Under Armour, Inc. (1)	$889,208

	Total Textiles, Apparel & Luxury Goods	1,598,684

	Trading Companies & Distributors (1.6%)
8,450	MSC Industrial Direct Co., Inc.	668,564

	Total Common Stock (Cost: $35,727,327) (97.9%)	41,147,025

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $942,608) (2.2%)
$942,608	State Street Bank & Trust Company, 0.01%, due 02/01/13 (collateralized by $970,000, Federal National Mortgage Association, 2.17%, due 11/07/22 valued at $963,923) (Total Amount to be Received Upon Repurchase $942,608)	942,608

	Total Investments (Cost: $36,669,935) (100.1%)	42,089,633
	Liabilities in Excess of Other Assets (-0.1%)	(37,769)

	Net Assets (100.0%)	$42,051,864

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-incomeproducing security.

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	5.0%
Biotechnology	5.1
Capital Markets	4.5
Commercial Banks	2.7
Communications Equipment	4.3
Computers & Peripherals	1.3
Electronic Equipment, Instruments & Components	4.4
Energy Equipment & Services	7.3
Food & Staples Retailing	5.8
Food Products	2.1
Health Care Equipment & Supplies	2.0
Health Care Providers & Services	1.6
Health Care Technology	1.9
Hotels, Restaurants & Leisure	5.5
Household Durables	3.1
Internet Software & Services	2.6
Life Sciences Tools & Services	2.0
Machinery	5.0
Metals & Mining	3.0
Oil, Gas & Consumable Fuels	2.1
Pharmaceuticals	0.9
Road & Rail	3.2
Semiconductors & Semiconductor Equipment	4.3
Software	10.4
Specialty Retail	2.4
Textiles, Apparel & Luxury Goods	3.8
Trading Companies & Distributors	1.6
Short-Term Investments	2.2

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.1% of Net Assets)
103,400	Textron, Inc.	$2,973,784

	Airlines (0.5%)
49,800	US Airways Group, Inc. (1)	711,144

	Auto Components (3.0%)
191,300	Dana Holding Corp. (1)	3,076,104
31,650	Tenneco, Inc. (1)	1,106,484

	Total Auto Components	4,182,588

	Capital Markets (2.4%)
19,500	Cohen & Steers, Inc.	641,355
98,088	Invesco, Ltd.	2,672,898

	Total Capital Markets	3,314,253

	Chemicals (4.1%)
29,538	Celanese Corp. — Series A	1,384,742
36,814	Cytec Industries, Inc.	2,698,466
23,358	International Flavors & Fragrances, Inc.	1,645,104

	Total Chemicals	5,728,312

	Commercial Banks (4.7%)
42,566	Comerica, Inc.	1,462,568
43,658	Fulton Financial Corp.	475,435
299,193	KeyCorp	2,812,414
394,638	Synovus Financial Corp.	1,018,166
53,742	TCF Financial Corp.	734,116

	Total Commercial Banks	6,502,699

	Communications Equipment (2.4%)
376,000	Brocade Communications Systems, Inc. (1)	2,150,720
26,400	Harris Corp.	1,219,680

	Total Communications Equipment	3,370,400

	Computers & Peripherals (4.8%)
87,100	Seagate Technology PLC (Netherlands) (1)	2,959,658
78,426	Western Digital Corp. (1)	3,686,022

	Total Computers & Peripherals	6,645,680

	Construction & Engineering (1.5%)
43,803	Jacobs Engineering Group, Inc. (1)	2,107,362

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Construction Materials (1.1%)
25,800	Vulcan Materials Co.	$1,459,248

	Consumer Finance (0.8%)
67,300	SLM Corp.	1,136,697

	Containers & Packaging (1.4%)
15,350	Packaging Corp. of America	589,900
71,300	Sealed Air Corp.	1,334,736

	Total Containers & Packaging	1,924,636

	Diversified Financial Services (0.9%)
113,570	KKR Financial Holdings LLC	1,248,134

	Diversified Telecommunication Services (1.3%)
185,274	Windstream Corp.	1,804,569

	Electric Utilities (1.1%)
58,694	Hawaiian Electric Industries, Inc.	1,582,977

	Energy Equipment & Services (4.0%)
12,300	Atwood Oceanics, Inc. (1)	649,071
28,074	Ensco PLC (United Kingdom)	1,784,664
102,882	Nabors Industries, Ltd. (1)	1,715,043
170,850	Newpark Resources, Inc. (1)	1,472,727

	Total Energy Equipment & Services	5,621,505

	Food Products (1.7%)
64,300	Campbell Soup Co.	2,360,453

	Health Care Equipment & Supplies (1.5%)
86,542	Hologic, Inc. (1)	2,063,161

	Health Care Providers & Services (2.2%)
53,236	Cigna Corp.	3,105,788

	Hotels, Restaurants & Leisure (2.8%)
67,232	International Speedway Corp.	1,842,829
52,324	Marriott International, Inc.	2,091,914

	Total Hotels, Restaurants & Leisure	3,934,743

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Household Durables (7.8%)
33,000	Beazer Homes USA, Inc. (1)	$621,060
29,300	Harman International Industries, Inc.	1,312,054
27,600	Jarden Corp.	1,623,984
84,950	KB Home	1,619,997
55,020	Lennar Corp.	2,285,531
91,765	Toll Brothers, Inc. (1)	3,436,599

	Total Household Durables	10,899,225

	Household Products (1.8%)
28,295	Energizer Holdings, Inc. (1)	2,461,948

	Independent Power Producers & Energy Traders (1.1%)
140,400	AES Corporation (The) (1)	1,521,936

	Insurance (4.1%)
47,086	Arch Capital Group, Ltd. (1)	2,185,732
52,500	Genworth Financial, Inc. (1)	481,425
18,063	PartnerRe, Ltd.	1,583,945
24,300	Reinsurance Group of America, Inc.	1,394,577

	Total Insurance	5,645,679

	Internet & Catalog Retail (1.3%)
26,726	Expedia, Inc.	1,743,872

	IT Services (1.7%)
7,900	Alliance Data Systems Corp. (1)	1,245,040
26,100	Computer Sciences Corp.	1,090,980

	Total IT Services	2,336,020

	Life Sciences Tools & Services (0.3%)
6,163	Covance, Inc. (1)	411,134

	Machinery (8.0%)
35,619	Dover Corp.	2,464,123
17,169	Joy Global, Inc.	1,084,566
67,300	Kennametal, Inc.	2,759,973
30,945	SPX Corp.	2,309,425
76,308	Terex Corp. (1)	2,470,853

	Total Machinery	11,088,940

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Marine (0.6%)
12,400	Kirby Corp. (1)	$876,060

	Metals & Mining (3.5%)
20,750	Allegheny Technologies, Inc.	656,737
152,307	Commercial Metals Co.	2,535,912
62,800	Worthington Industries, Inc.	1,725,744

	Total Metals & Mining	4,918,393

	Multi-Utilities (0.6%)
32,500	Avista Corp.	840,450

	Oil, Gas & Consumable Fuels (3.9%)
107,894	Denbury Resources, Inc. (1)	2,010,065
32,598	Murphy Oil Corp.	1,940,233
30,000	Tesoro Corp. (1)	1,460,700

	Total Oil, Gas & Consumable Fuels	5,410,998

	Pharmaceuticals (2.7%)
49,000	Hospira, Inc. (1)	1,671,880
73,750	Mylan, Inc. (1)	2,084,912

	Total Pharmaceuticals	3,756,792

	Real Estate Management & Development (1.3%)
19,150	Jones Lang LaSalle, Inc.	1,764,481

	REIT (3.9%)
13,876	Digital Realty Trust, Inc.	942,319
17,859	Health Care REIT, Inc.	1,122,259
19,312	Home Properties, Inc.	1,187,109
101,445	Kimco Realty Corp.	2,107,013

	Total REIT	5,358,700

	Semiconductors & Semiconductor Equipment (5.6%)
62,227	Broadcom Corp. (1)	2,019,266
23,100	Freescale Semiconductor, Ltd. (1)	333,795
31,800	Lam Research Corp. (1)	1,308,252
79,176	Maxim Integrated Products, Inc.	2,490,085
97,300	Teradyne, Inc. (1)	1,572,368

	Total Semiconductors & Semiconductor Equipment	7,723,766

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Common Stock	Value
	Software (0.6%)
73,300	Activision Blizzard, Inc.	$834,887

	Specialty Retail (6.4%)
122,505	American Eagle Outfitters, Inc.	2,475,826
23,600	ANN, Inc. (1)	727,824
31,750	Asbury Automotive Group, Inc. (1)	1,129,030
12,500	Children’s Place Retail Stores, Inc. (The) (1)	623,000
82,450	GameStop Corp. (1)	1,912,840
61,100	Gap, Inc. (The)	1,996,748

	Total Specialty Retail	8,865,268

	Total Common Stock (Cost: $107,241,298) (99.5%)	138,236,682

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $450,210) (0.3%)
$450,210	State Street Bank & Trust Company, 0.01%, due 02/01/13 (collateralized by $465,000, Federal National Mortgage Association, 2.17%, due 11/07/22, valued at $462,087) (Total Amount to be Received Upon Repurchase $450,210)	450,210

	Total Investments (Cost: $107,691,508) (99.8%)	138,686,892
	Excess of Other Assets over Liabilities (0.2%)	210,713

	Net Assets (100.0%)	$138,897,605

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Aerospace & Defense	2.1%
Airlines	0.5
Auto Components	3.0
Capital Markets	2.4
Chemicals	4.1
Commercial Banks	4.7
Communications Equipment	2.4
Computers & Peripherals	4.8
Construction & Engineering	1.5
Construction Materials	1.1
Consumer Finance	0.8
Containers & Packaging	1.4
Diversified Financial Services	0.9
Diversified Telecommunication Services	1.3
Electric Utilities	1.1
Energy Equipment & Services	4.0
Food Products	1.7
Health Care Equipment & Supplies	1.5
Health Care Providers & Services	2.2
Hotels, Restaurants & Leisure	2.8
Household Durables	7.8
Household Products	1.8
Independent Power Producers & Energy Traders	1.1
Insurance	4.1
Internet & Catalog Retail	1.3
IT Services	1.7
Life Sciences Tools & Services	0.3
Machinery	8.0
Marine	0.6
Metals & Mining	3.5
Multi-Utilities	0.6
Oil, Gas & Consumable Fuels	3.9
Pharmaceuticals	2.7
Real Estate Management & Development	1.3
REIT	3.9
Semiconductors & Semiconductor Equipment	5.6
Software	0.6
Specialty Retail	6.4
Short-Term Investments	0.3

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Global Conservative Allocation Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (35.7% of Net Assets)
117,449	TCW Relative Value Large Cap Fund — I Class (1)	$1,932,029
203,680	TCW Select Equities Fund — I Class (1)	4,318,010
37,573	TCW Value Opportunities Fund — I Class (1)	841,642

	Total Diversified U.S. Equity Funds	7,091,681

	Diversified U.S. Fixed Income Funds (57.1%)
1,100,031	TCW Total Return Bond Fund — I Class (1)	11,330,314

	Exchange-Traded Funds (4.2%)
37,770	ProShares UltraShort Euro (2)	676,083
2,445	ProShares UltraShort Gold (2)	153,815

	Total Exchange-Traded Funds	829,898

	Money Market Funds (1.8%)
349,597	Fidelity Institutional Prime Money Market Portfolio — Institutional Class, 0.05% (3)	349,597

	Total Investment Companies (Cost: $18,121,757) (98.8%)	19,601,490

	Total Investments (Cost: $18,121,757) (98.8%)	19,601,490
	Excess of Other Assets over Liabilities (1.2%)	233,676

	Net Assets (100.0%)	$19,835,166

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

(3)	Rate disclosed, the 7-day net yield, is as of January 31, 2013.

See accompanying notes to Schedule of Investments.

TCW Global Conservative Allocation Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	35.7%
Diversified U.S. Fixed Income Funds	57.1
Exchange-Traded Funds	4.2
Money Market Funds	1.8

Total	98.8%

See accompanying notes to Schedule of Investments.

TCW Global Flexible Allocation Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Investment Companies	Value
	Diversified International Fixed Income Funds (4.5% of Net Assets)
7,160	TCW Emerging Markets Income Fund — I Class (1)	$67,084

	Diversified U.S. Equity Funds (56.4%)
1,668	TCW Growth Equities Fund — I Class (1)	24,942
15,377	TCW Relative Value Large Cap Fund — I Class (1)	252,951
19,835	TCW Select Equities Fund — I Class (1)	420,494
895	TCW Small Cap Growth Fund — I Class (1)(2)	25,338
4,935	TCW Value Opportunities Fund — I Class (1)	110,544

	Total Diversified U.S. Equity Funds	834,269

	Diversified U.S. Fixed Income Funds (15.9%)
3,245	Metropolitan West High Yield Bond Fund — I Class (1)	34,141
19,531	TCW Total Return Bond Fund — I Class (1)	201,168

	Total Diversified U.S. Fixed Income Funds	235,309

	Exchange-Traded Funds (18.8%)
5,860	iShares MSCI Japan Index Fund	58,424
8,955	ProShares UltraShort Euro (2)	160,295
633	ProShares UltraShort Gold (2)	39,822
900	ProShares UltraShort MSCI Emerging Markets (2)	19,098

	Total Exchange-Traded Funds	277,639

	Total Investment Companies (Cost: $1,213,708) (95.6%)	1,414,301

	Exchange-Traded Limited Partnership (Cost: $55,010) (3.2%)
1,360	United States Oil Fund LP (2)	47,981

	Total Investments (Cost: $1,268,718) (98.8%)	1,462,282
	Excess of Other Assets over Liabilities (1.2%)	17,954

	Net Assets (100.0%)	$1,480,236

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Global Flexible Allocation Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Diversified International Fixed Income Funds	4.5%
Diversified U.S. Equity Funds	56.4
Diversified U.S. Fixed Income Funds	15.9
Exchange-Traded Funds	18.8
Exchange-Traded Limited Partnership	3.2

Total	98.8%

See accompanying notes to Schedule of Investments.

TCW Global Moderate Allocation Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (47.8% of Net Assets)
2,485	TCW Growth Equities Fund — I Class (1)	$37,157
12,755	TCW Relative Value Large Cap Fund — I Class (1)	209,813
22,239	TCW Select Equities Fund — I Class (1)	471,469
3,925	TCW Value Opportunities Fund — I Class (1)	87,921

	Total Diversified U.S. Equity Funds	806,360

	Diversified U.S. Fixed Income Funds (29.7%)
6,801	Metropolitan West High Yield Bond Fund — I Class (1)	71,544
6,183	Metropolitan West Total Return Bond Fund — I Class (1)	67,276
35,205	TCW Total Return Bond Fund — I Class (1)	362,609

	Total Diversified Fixed Income Funds	501,429

	Exchange-Traded Funds (8.8%)
1,240	iShares MSCI Japan Index Fund	12,363
5,240	ProShares UltraShort Euro (2)	93,796
422	ProShares UltraShort Gold (2)	26,548
690	ProShares UltraShort MSCI Emerging Markets (2)	14,642

	Total Exchange-Traded Funds	147,349

	Total Investment Companies (Cost: $1,178,594) (86.3%)	1,455,138

	Total Investments (Cost: $1,178,594) (86.3%)	1,455,138
	Excess of Other Assets over Liabilities (13.7%)	231,350

	Net Assets (100.0%)	$1,686,488

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Global Moderate Allocation Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	47.8%
Diversified U.S. Fixed Income Funds	29.7
Exchange-Traded Funds	8.8

Total	86.3%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York, NASDAQ or other stock exchanges are valued at the latest sale price (or official closing price as reported) on that exchange. All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price, as furnished by independent pricing services or by broker dealers. Investments held in the Allocation Funds are valued based on the net asset value per share of the underlying funds.

The TCW Funds, Inc. (the “Company”) has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for foreign equity securities (exclusive of Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by TCW Investment Management Company (the “Advisor”) that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are typically valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Options contracts. Exchange listed options contracts traded on securities exchanges are fair value based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise, the fair value would be categorized as Level 3. Options contracts traded over-the-counter (OTC) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC options contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Short-term investments. Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2.

Mutual Funds. Mutual Funds are valued based upon the net asset values as reported by the fund companies. As such, they are categorized as Level 1.

As of January 31, 2013, the Funds with the exception of the TCW International Growth Fund and the TCW International Small Cap Fund, categorized their investments at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2, as of January 31, 2013.

The following is a summary of the inputs used as of January 31, 2013 in valuing the TCW International Growth Fund and the TCW International Small Cap Fund investments:

TCW International Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Chemicals	$30,569	$47,933	$—	$78,502
Commercial Banks	32,060	179,759	—	211,819
Commercial Services & Supplies	15,920	28,881	—	44,801
Consumer Finance	—	26,137	—	26,137
Diversified Consumer Services	34,379	—	—	34,379
Diversified Financial Services	—	155,468	—	155,468
Energy Equipment & Services	—	28,536	—	28,536
Food & Staples Retailing	—	2,909	—	2,909
Gas Utilities	—	33,715	—	33,715
Health Care Providers & Services	10,345	—	—	10,345
Hotels, Restaurants & Leisure	—	72,613	—	72,613
Independent Power Producers & Energy Traders	28,435	—	—	28,435
Insurance	—	25,372	—	25,372
Internet Software & Services	39,403	121,685	—	161,088
IT Services	—	22,646	—	22,646
Leisure Equipment & Products	—	20,486	—	20,486
Machinery	—	57,391	—	57,391
Media	—	72,258	—	72,258
Metals & Mining	151,941	151,777	—	303,718
Multiline Retail	—	61,870	—	61,870
Oil, Gas & Consumable Fuels	102,336	106,754	—	209,090
Paper & Forest Products	40,139	—	—	40,139
Real Estate Management & Development	48,491	149,486	—	197,977
REIT	17,825	—	—	17,825
Road & Rail	18,379	—	—	18,379
Software	20,505	—	—	20,505
Specialty Retail	—	62,711	—	62,711
Textiles, Apparel & Luxury Goods	—	45,677	—	45,677
Trading Companies & Distributors	—	10,427	—	10,427
Transportation Infrastructure	15,480	28,058	—	43,538
Water Utilities	27,027	—	—	27,027
Wireless Telecommunication Services	25,160	—	—	25,160

Total Common Stock	658,394	1,512,549	—	2,170,943

Purchased Options	—	18,636	—	18,636

Short-Term Investments	—	30,479	—	30,479

Total	$658,394	$1,561,664	$—	$2,220,058

TCW International Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$1,005,661	$883,235	$—	$1,888,896
Commercial Banks	524,958	2,007,179	—	2,532,137
Commercial Services & Supplies	398,007	451,262	—	849,269
Consumer Finance	—	612,167	—	612,167
Containers & Packaging	—	303,325	—	303,325
Diversified Consumer Services	761,694	—	—	761,694
Diversified Financial Services	—	2,611,385	—	2,611,385
Electrical Equipment	24,915	—	—	24,915
Energy Equipment & Services	—	511,197	—	511,197
Gas Utilities	340,853	—	—	340,853
Hotels, Restaurants & Leisure	—	591,919	—	591,919
Independent Power Producers & Energy Traders	66,648	729,246	—	795,894
Internet Software & Services	510,692	1,660,595	—	2,171,287
IT Services	—	478,699	—	478,699
Machinery	—	557,216	—	557,216
Media	—	547,172	—	547,172
Metals & Mining	4,584,193	2,109,003	—	6,693,196
Multiline Retail	—	1,192,215	—	1,192,215
Oil, Gas & Consumable Fuels	2,990,085	952,946	—	3,943,031
Paper & Forest Products	561,951	—	—	561,951
Real Estate Management & Development	—	1,114,232	—	1,114,232
REIT	356,499	391,605	—	748,104
Software	428,220	—	—	428,220
Specialty Retail	—	1,382,056	—	1,382,056
Textiles, Apparel & Luxury Goods	—	1,033,303	—	1,033,303
Trading Companies & Distributors	—	208,539	—	208,539

Total Common Stock	12,554,376	20,328,496	—	32,882,872

Purchased Options	—	620,222	—	620,222

Short-Term Investment	—	1,108,352	—	1,108,352

Total Investments	$12,554,376	$22,057,070	$—	$34,611,446

The TCW International Small Cap Fund had one transfer of $116,110 out of Level 2 and into Level 1 of the fair value hierarchy during the period ending January 31, 2013, since that security was valued using market close price as reported by the exchange. None of the other Funds had any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended January 31, 2013.

The Funds had no investments or other financial instruments at January 31, 2013 whose fair value was calculated using Level 3 inputs.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the three months ended January 31, 2013, the TCW International Growth Fund and the TCW International Small Cap Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (in thousands):

Foreign Exchange Risk
TCW International Growth Fund
Asset Derivatives
Investments, at Value(1)	19

Total Value	$19

Number of Contracts, Notional Amounts or
Shares/Units†
Purchased Options	5,000
TCW International Small Cap Fund
Asset Derivatives
Investments, at Value(1)	620

Total Value	$620

Number of Contracts, Notional Amounts or
Shares/Units†
Purchased Options	350,000

(1)	Represents options, at value
†	Amount represents the number of contracts outstanding at the end of the period.

Options: The TCW International Growth Fund and the TCW International Small Cap Fund purchased put options on foreign currencies. A Fund may purchase and sell put and call options on an index of securities to enhance investment performance and to protect against changes in market prices.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. TCW International Growth Fund and the TCW International Small Cap Fund used purchased options as a hedge against general U.S. dollar strength for the portfolios, and the Funds are using the Japanese Yen as the currency of choice. Options contracts purchased by the Funds and outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Note 2 – Federal Income Taxes

At January 31, 2013, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Value Fund	$1,025	$(264)	$761	$6,836
TCW Dividend Focused Fund	151,767	(26,187)	125,580	598,903
TCW Growth Fund	291	(43)	248	1,983
TCW Growth Equities Fund	14,457	(1,172)	13,285	52,212
TCW International Growth Fund	163	(39)	124	2,096
TCW International Small Cap Fund	2,901	(1,300)	1,601	33,010
TCW Relative Value Large Cap Fund	167,675	(14,382)	153,293	751,496
TCW Select Equities Fund	353,782	(4,181)	349,601	911,828
TCW Small Cap Growth Fund	115,084	(3,902)	111,182	398,568
TCW SMID Cap Growth Fund	5,814	(1,080)	4,734	37,356
TCW Value Opportunities Fund	31,090	(2,013)	29,077	109,610
TCW Global Conservative Allocation Fund	1,575	(113)	1,462	18,139
TCW Global Flexible Allocation Fund	205	(32)	173	1,289
TCW Global Moderate Allocation Fund	267	(9)	258	1,197

Note 3 – Transactions with Affiliates

The summary of Allocation Funds transactions in the affiliated funds for the period November 1, 2012 through January 31, 2013 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Year (In Thousands)
TCW Global Conservative Allocation Fund
TCW Growth Equities Fund — I Class	25,211	383	25,594	—	$—
TCW Relative Value Large Cap Fund — I Class	63,657	53,792	—	117,449	1,932
TCW Select Equities Fund — I Class	180,413	48,125	24,858	203,680	4,318
TCW Total Return Bond Fund — I Class	881,694	235,391	17,054	1,100,031	11,330
TCW Value Opportunities Fund — I Class	—	37,573	—	37,573	842

Total					$18,422

TCW Global Flexible Allocation Fund
Metropolitan West High Yield Bond Fund — I Class	3,177	68	—	3,245	$34
TCW Emerging Markets Income Fund — I Class	6,865	295	—	7,160	67
TCW Growth Equities Fund — I Class	3,647	22	2,001	1,668	25
TCW Relative Value Large Cap Fund — I Class	15,213	164	—	15,377	253
TCW Select Equities Fund — I Class	19,501	334	—	19,835	421
TCW Small Cap Growth Fund — I Class	1,436	—	541	895	25
TCW Total Return Bond Fund — I Class	19,188	343	—	19,531	201
TCW Value Opportunities Fund — I Class	2,817	2,118	—	4,935	111

Total					$1,137

TCW Global Moderate Allocation Fund
Metropolitan West High Yield Bond Fund — I Class	43,840	781	37,820	6,801	$72
Metropolitan West Total Return Bond Fund — I Class	40,724	1,016	35,557	6,183	67
TCW Growth Equities Fund — I Class	27,454	153	25,122	2,485	37
TCW Relative Value Large Cap Fund — I Class	73,972	592	61,809	12,755	210
TCW Select Equities Fund — I Class	136,833	1,745	116,339	22,239	471
TCW Total Return Bond Fund — I Class	225,055	2,930	192,780	35,205	363
TCW Value Opportunities Fund — I Class	15,880	6,696	18,651	3,925	88

Total					$1,308

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at January 31, 2013.

Note 5 – Recently Issued Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting arrangements, to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013 and an entity should provide the disclosures required by the amendments retrospectively for all comparative periods presented. The Funds are in the process of evaluating the disclosure requirements and any impact the new disclosures will have on their financial statements.

Note 6 – Subsequent Event

On December 17, 2012, the Board approved the name change of the TCW Global Conservative Allocation Fund to the TCW Conservative Allocation Fund to be effective March 1, 2013. There is no change in the investment objective.

On December 18, 2012, the Company announced with the approval by the Board of Directors the liquidations of the TCW Global Flexible Allocation Fund and the TCW Global Moderate Allocation Fund to be effective on February 15, 2013. All shareholders were redeemed out of the Funds using the net asset value per share at February 15, 2013.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (21.8%)
	Agriculture (0.0% of Net Assets)
$425,000	Altria Group, Inc., 8.5%, due 11/10/13	$451,034

	Airlines (0.9%)
416,685	Continental Airlines, Inc. Pass-Through Certificates, (00-1-A1), 8.048%, due 05/01/22 (EETC)	478,146
76,068	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	86,527
876,580	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 7.25%, due 05/10/21 (EETC)	1,016,833
1,145,572	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 9%, due 01/08/18 (EETC)	1,320,272
1,049,549	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	1,154,503
611,786	Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 10/01/23 (EETC)	691,318
677,372	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	741,723
2,550,000	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	2,830,500
1,000,000	US Airways Group, Inc. Pass-Through Certificates, (12-2-A), 4.625%, due 12/03/26 (EETC)	1,035,000

	Total Airlines	9,354,822

	Auto Manufacturers (0.2%)
1,350,000	Daimler Finance North America LLC, (144A), 1.875%, due 09/15/14 (1)	1,368,692
350,000	Daimler Finance North America LLC, 6.5%, due 11/15/13	365,781

	Total Auto Manufacturers	1,734,473

	Banks (5.8%)
2,306,000	Abbey National Treasury Services PLC (United Kingdom), (144A), 3.875%, due 11/10/14 (1)	2,397,497
1,000,000	Bank of America Corp., 1.855%, due 07/11/14 (2)	1,012,804
1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,272,005
1,500,000	Bank of America Corp., 6%, due 09/01/17	1,738,687
165,000	Bank of America Corp., 7.375%, due 05/15/14	177,841
2,550,000	Bank of America N.A., 0.588%, due 06/15/16 (2)	2,451,884
1,000,000	Bank of America N.A., 0.608%, due 06/15/17 (2)	949,340
1,250,000	Bank of America N.A., 5.3%, due 03/15/17	1,395,645
2,300,000	Bank of America N.A., 6.1%, due 06/15/17	2,657,401
2,500,000	Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14	2,551,216
250,000	Barclays Bank PLC (United Kingdom), 5%, due 09/22/16	281,343
1,000,000	Chase Capital II, 0.812%, due 02/01/27 (2)	822,500
4,000,000	Citigroup, Inc., 2.01%, due 05/15/18 (2)	4,097,356

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$1,062,000	Citigroup, Inc., 4.7%, due 05/29/15	$1,140,584
1,110,000	Citigroup, Inc., 5.375%, due 08/09/20	1,297,079
425,000	Citigroup, Inc., 6%, due 08/15/17	495,991
275,000	Citigroup, Inc., 6.125%, due 05/15/18	327,559
1,400,000	Citigroup, Inc., 6.375%, due 08/12/14	1,506,876
440,000	Citigroup, Inc., 8.125%, due 07/15/39	648,719
725,000	Citigroup, Inc., 8.5%, due 05/22/19	966,866
3,500,000	Commonwealth Bank of Australia/New York, 1.95%, due 03/16/15	3,587,449
475,000	Credit Suisse New York (Switzerland), 5.5%, due 05/01/14	503,680
500,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	614,530
475,000	First Chicago NBD Institutional Capital I, 0.862%, due 02/01/27 (2)	390,688
500,000	Goldman Sachs Group, Inc. (The), 1.311%, due 02/07/14 (2)	502,207
2,000,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	2,323,372
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	58,846
1,550,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	1,821,024
1,500,000	JPMorgan Chase & Co., 3.15%, due 07/05/16	1,586,152
500,000	JPMorgan Chase Bank N.A., 5.875%, due 06/13/16	570,009
3,875,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	4,565,932
2,230,000	JPMorgan Chase Capital XIII, 1.261%, due 09/30/34 (2)	1,834,175
2,500,000	JPMorgan Chase Capital XXI, 1.262%, due 01/15/87 (2)	1,945,104
250,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	256,948
150,000	Korea Development Bank (South Korea), 8%, due 01/23/14	159,968
850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (1)	999,529
1,290,000	Morgan Stanley, 0.753%, due 10/18/16 (2)	1,241,058
400,000	Morgan Stanley, 0.784%, due 10/15/15 (2)	390,979
575,000	Morgan Stanley, 5.45%, due 01/09/17	635,107
600,000	Morgan Stanley, 5.5%, due 07/24/20	670,536
750,000	Morgan Stanley, 5.625%, due 09/23/19	851,625
975,000	Morgan Stanley, 6.625%, due 04/01/18	1,148,630
375,000	Morgan Stanley, 7.3%, due 05/13/19	459,047
2,250,000	National Australia Bank/New York, 2.75%, due 03/09/17	2,360,293
1,875,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17	2,006,715
3,000,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	3,091,838
375,000	US Bank N.A., 6.3%, due 02/04/14	396,196
250,000	Wachovia Corp., 5.5%, due 05/01/13	253,109
550,000	Westpac Banking Corp. (Australia), 2.1%, due 08/02/13	554,836

	Total Banks	63,968,775

	Beverages (0.4%)
2,250,000	Anheuser-Busch InBev Finance, Inc., 2.625%, due 01/17/23	2,206,830

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Beverages (Continued)
$2,500,000	Anheuser-Busch InBev Worldwide, Inc., 2.5%, due 07/15/22	$2,447,298
210,000	Coca-Cola Enterprises, Inc., 7.375%, due 03/03/14	225,246

	Total Beverages	4,879,374

	Chemicals (0.0%)
350,000	Rohm and Haas Co., 6%, due 09/15/17	411,693

	Commercial Services (0.2%)
2,600,000	Catholic Health Initiatives, 4.35%, due 11/01/42	2,575,963

	Diversified Financial Services (2.0%)
350,000	American Express Co., 7.25%, due 05/20/14	379,201
1,065,000	General Electric Capital Corp., 0.692%, due 05/05/26 (2)	949,176
3,315,000	General Electric Capital Corp., 0.79%, due 08/15/36 (2)	2,600,903
2,000,000	General Electric Capital Corp., 2.1%, due 12/11/19	2,009,983
1,000,000	General Electric Capital Corp., 3.15%, due 09/07/22	987,209
1,250,000	General Electric Capital Corp., 4.375%, due 09/16/20	1,376,473
1,000,000	General Electric Capital Corp., 4.65%, due 10/17/21	1,113,737
250,000	General Electric Capital Corp., 4.8%, due 05/01/13	252,658
250,000	General Electric Capital Corp., 5.5%, due 01/08/20	293,336
1,000,000	General Electric Capital Corp., 5.875%, due 01/14/38	1,169,207
500,000	General Electric Capital Corp., 6.75%, due 03/15/32	631,676
375,000	General Electric Capital Corp., 6.875%, due 01/10/39	492,811
1,250,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (1)	1,337,500
1,000,000	International Lease Finance Corp., (144A), 6.75%, due 09/01/16 (1)	1,127,500
125,000	John Deere Capital Corp., 4.9%, due 09/09/13	128,379
475,000	JPMorgan Chase & Co. (originally issued by Bear Stearns & Co.), 7.25%, due 02/01/18	589,985
3,440,000	NCUA Guaranteed Notes, 0.225%, due 06/12/13 (2)	3,440,000
1,500,000	Pipeline Funding Co. LLC, (144A), 7.5%, due 01/15/30 (1)	1,883,571
1,700,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	1,819,000

	Total Diversified Financial Services	22,582,305

	Electric (1.6%)
2,250,000	El Paso Electric Co., 3.3%, due 12/15/22	2,187,924
3,000,000	Entergy Mississippi, Inc., 3.1%, due 07/01/23	2,938,333
875,000	Exelon Generation Co. LLC, (144A), 5.6%, due 06/15/42 (1)	919,231
1,000,000	Niagara Mohawk Power Corp., (144A), 2.721%, due 11/28/22 (1)	984,370
1,500,000	NiSource Finance Corp., 5.25%, due 02/15/43	1,578,061
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	487,754
1,000,000	Oncor Electric Delivery Co. LLC, 4.55%, due 12/01/41	1,005,714

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Electric (Continued)
$2,250,000	Oncor Electric Delivery Co. LLC, 5.25%, due 09/30/40	$2,510,008
2,545,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	3,077,966
250,000	Southern Power Co., 4.875%, due 07/15/15	274,379
1,000,000	Tucson Electric Power Co., 5.15%, due 11/15/21	1,096,385

	Total Electric	17,060,125

	Energy-Alternate Sources (0.1%)
511,560	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35 (1)	545,269

	Engineering & Construction (0.2%)
2,000,000	Sydney Airport Finance Co. Pty, Ltd. (Australia), (144A), 3.9%, due 03/22/23 (1)	2,000,976

	Environmental Control (0.0%)
50,000	Waste Management, Inc., 7%, due 07/15/28	67,540

	Food (0.1%)
143,000	Kraft Foods Group, Inc., 5.375%, due 02/10/20	169,754
125,000	Kroger Co., 5.5%, due 02/01/13	124,998
50,000	Kroger Co., 7.5%, due 01/15/14	53,197
132,000	Mondelez International, Inc., 5.375%, due 02/10/20	156,977

	Total Food	504,926

	Gas (0.3%)
2,000,000	Florida Gas Transmission Co. LLC, (144A), 3.875%, due 07/15/22 (1)	2,111,929
500,000	Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (1)	534,076
350,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19 (1)	449,743

	Total Gas	3,095,748

	Healthcare-Products (0.0%)
250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	300,294

	Healthcare-Services (1.2%)
3,785,000	Kaiser Foundation Hospitals, 4.875%, due 04/01/42	4,088,977
3,000,000	North Shore Long Island Jewish Health Care, Inc., 4.8%, due 11/01/42	3,040,895
3,000,000	NYU Hospitals Center, 4.428%, due 07/01/42	2,916,219
3,290,000	Saint Barnabas Health Care System, 4%, due 07/01/28	3,108,990
250,000	WellPoint, Inc., 5.25%, due 01/15/16	279,647
175,000	WellPoint, Inc., 5.875%, due 06/15/17	205,888

	Total Healthcare-Services	13,640,616

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Insurance (1.5%)
$2,700,000	Berkshire Hathaway Finance Corp., 4.4%, due 05/15/42	$2,641,571
425,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	459,811
225,000	Farmers Exchange Capital, (144A), 7.05%, due 07/15/28 (1)	280,210
875,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48 (1)	1,063,806
250,000	Farmers Insurance Exchange, (144A), 6%, due 08/01/14 (1)	263,694
1,862,000	Farmers Insurance Exchange, (144A), 8.625%, due 05/01/24 (1)	2,487,437
500,000	Guardian Life Insurance Co. of America, (144A), 7.375%, due 09/30/39 (1)	667,455
300,000	MetLife, Inc., 5.7%, due 06/15/35	354,195
4,000,000	Metropolitan Life Global Funding I, (144A), 3.875%, due 04/11/22 (1)	4,283,976
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,104,428
1,700,000	Prudential Financial, Inc., 5.7%, due 12/14/36	1,891,522
750,000	Prudential Holdings LLC, (144A), 8.695%, due 12/18/23 (1)	965,830

	Total Insurance	16,463,935

	Iron & Steel (0.0%)
380,000	ArcelorMittal (Luxembourg), 5%, due 02/25/17	385,671

	Media (0.2%)
750,000	NBCUniversal Media LLC, 4.375%, due 04/01/21	826,086
200,000	NBCUniversal Media LLC, 5.15%, due 04/30/20	232,219
175,000	News America, Inc., 6.15%, due 03/01/37	207,550
75,000	Time Warner Cable, Inc., 7.5%, due 04/01/14	80,834
225,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	317,363

	Total Media	1,664,052

	Mining (0.0%)
300,000	Southern Copper Corp. (Peru), 7.5%, due 07/27/35	375,326

	Miscellaneous Manufacturers (0.2%)
2,700,000	General Electric Co., 2.7%, due 10/09/22	2,660,270

	Oil & Gas (0.4%)
250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	286,275
50,000	Petrobras International Finance Co. (Brazil), 6.875%, due 01/20/40	59,127
300,000	Petrobras International Finance Co. (Brazil), 7.875%, due 03/15/19	369,369
2,100,000	Petroleos Mexicanos Co. (Mexico), (144A), 3.5%, due 01/30/23 (1)	2,073,750
2,000,000	Total Capital Canada, Ltd., 1.45%, due 01/15/18	2,003,422

	Total Oil & Gas	4,791,943

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Pharmaceuticals (0.4%)
$250,000	Eli Lilly & Co., 5.2%, due 03/15/17	$290,532
2,042,000	Express Scripts Holding Co., 2.75%, due 11/21/14	2,105,010
200,000	McKesson Corp., 5.7%, due 03/01/17	234,265
50,000	McKesson Corp., 6.5%, due 02/15/14	52,993
1,125,000	Teva Pharmaceutical Finance IV LLC (Israel), 2.25%, due 03/18/20	1,119,672

	Total Pharmaceuticals	3,802,472

	Pipelines (1.9%)
460,000	CenterPoint Energy Resources Corp., 6.15%, due 05/01/16	526,852
2,750,000	CenterPoint Energy Resources Corp., 6.25%, due 02/01/37	3,353,061
1,000,000	El Paso Pipeline Partners Operating Co. LLC, 5%, due 10/01/21	1,109,563
675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	821,691
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	1,024,854
2,500,000	Plains All American Pipeline LP/PAA Finance Corp., 2.85%, due 01/31/23	2,437,057
1,040,000	Southern Natural Gas Co. LLC, 7.35%, due 02/15/31	1,375,953
850,000	Spectra Energy Capital LLC, 6.75%, due 02/15/32	1,037,388
300,000	Spectra Energy Capital LLC, 7.5%, due 09/15/38	411,228
2,255,000	Tennessee Gas Pipeline Co., 8%, due 02/01/16	2,677,912
2,090,000	Tennessee Gas Pipeline Co., 8.375%, due 06/15/32	2,939,042
375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	480,431
1,950,000	Williams Cos., Inc. (The), 7.75%, due 06/15/31	2,459,819
172,000	Williams Cos., Inc. (The), 7.875%, due 09/01/21	220,175

	Total Pipelines	20,875,026

	Real Estate (0.5%)
850,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	945,665
1,190,000	WEA Finance LLC/WT Finance Australia Pty, Ltd. (Australia), (144A), 5.75%, due 09/02/15 (1)	1,322,571
3,200,000	Westfield Capital/WT Finance/WEA Finance LLC (Australia), (144A), 5.125%, due 11/15/14 (1)	3,429,965

	Total Real Estate	5,698,201

	REIT (3.0%)
2,250,000	Alexandria Real Estate Equities, Inc., 4.6%, due 04/01/22	2,399,835
1,540,000	Boston Properties LP, 3.85%, due 02/01/23	1,613,589
2,200,000	Boston Properties LP, 5.875%, due 10/15/19	2,618,834
960,000	ERP Operating LP, 6.584%, due 04/13/15	1,073,395
3,000,000	Essex Portfolio LP, (144A), 3.625%, due 08/15/22 (1)	2,954,814
3,605,000	HCP, Inc., 3.75%, due 02/01/19	3,862,350
1,000,000	HCP, Inc., 6%, due 01/30/17	1,156,176
715,000	HCP, Inc., 6.3%, due 09/15/16	829,599

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	REIT (Continued)
$1,030,000	Health Care REIT, Inc., 2.25%, due 03/15/18	$1,034,297
1,200,000	Health Care REIT, Inc., 4.7%, due 09/15/17	1,339,661
545,000	Health Care REIT, Inc., 4.95%, due 01/15/21	596,816
2,200,000	Health Care REIT, Inc., 6.125%, due 04/15/20	2,566,645
710,000	Health Care REIT, Inc., 6.5%, due 03/15/41	827,523
500,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	554,910
350,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	399,338
1,000,000	Kimco Realty Corp., 5.19%, due 10/01/13	1,028,739
300,000	Liberty Property LP, 5.125%, due 03/02/15	322,073
1,925,000	Nationwide Health Properties, Inc., 6%, due 05/20/15	2,138,950
2,440,000	SL Green Realty Corp., 5%, due 08/15/18	2,644,074
1,250,000	UDR, Inc., 4.25%, due 06/01/18	1,371,426
200,000	UDR, Inc., 5.13%, due 01/15/14	207,434
150,000	UDR, Inc., 5.25%, due 01/15/15	161,309
1,500,000	Ventas Realty LP/Ventas Capital Corp., 4%, due 04/30/19	1,612,905

	Total REIT	33,314,692

	Telecommunications (0.7%)
1,625,000	AT&T, Inc., 2.625%, due 12/01/22	1,566,077
739,000	AT&T, Inc., 6.5%, due 09/01/37	923,575
11,000	AT&T, Inc., (144A), 4.3%, due 12/15/42 (1)	10,443
500,000	AT&T, Inc., (144A), 4.35%, due 06/15/45 (1)	467,142
3,000,000	Qwest Corp., 7.25%, due 09/15/25	3,525,000
575,000	Telecom Italia Capital S.A. (Italy), 6%, due 09/30/34	572,600
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	157,142

	Total Telecommunications	7,221,979

	Total Corporate Bonds (Cost: $228,046,038) (21.8%)	240,427,500

	Municipal Bonds (2.1%)
700,000	Bay Area Toll Authority, California Toll Bridge Revenue Bond, 6.263%, due 04/01/49	931,434
1,000,000	California State, Build America Bonds, 5.7%, due 11/01/21	1,182,360
990,000	California State, Build America Bonds, 6.65%, due 03/01/22	1,240,807
1,450,000	California State, Build America Bonds, 7.55%, due 04/01/39	2,124,322
1,050,000	California State, General Obligation Unlimited, 6.2%, due 10/01/19	1,273,545
2,500,000	City of Houston TX, General Obligation, Ltd., 6.29%, due 03/01/32	3,117,600
1,055,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	1,207,690
250,000	Illinois State, Build America Bonds, 4.421%, due 01/01/15	263,665
1,075,000	Illinois State, General Obligation Bond, 4.35%, due 06/01/18	1,135,361
405,000	Illinois State, General Obligation Bond, 5.665%, due 03/01/18	458,278

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Municipal Bonds (Continued)
$1,100,000	Illinois State, General Obligation Unlimited, 4.95%, due 06/01/23	$1,155,891
3,000,000	Illinois State, General Obligation Unlimited, 6.2%, due 07/01/21	3,354,000
1,000,000	Los Angeles City Department of Water & Power Revenue Bonds, 6.574%, due 07/01/45	1,389,510
850,000	New Jersey State Turnpike Authority Revenue Bonds, 7.102%, due 01/01/41	1,190,901
675,000	New York City Municipal Water Finance Authority, Water & Sewer Revenue Bonds, 6.011%, due 06/15/42	896,953
730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	843,552
1,000,000	North Texas Tollway Authority Revenue Bonds, 6.718%, due 01/01/49	1,336,200

	Total Municipal Bonds (Cost: $20,847,081)	23,102,069

	Foreign Government Bonds (0.0%)
200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	231,635
250,000	State of Israel, 4.625%, due 06/15/13	253,200

	Total Foreign Government Bonds (Cost: $450,253)	484,835

	Asset-Backed Securities (4.7%)
2,800,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.303%, due 12/27/44 (1)(2)	2,600,693
2,500,000	ALM Loan Funding (12-7A-A1), (144A), 1.722%, due 10/19/24 (1)(2)	2,511,367
3,009,735	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.433%, due 12/25/36 (1)(2)	2,518,940
1,933,704	Beacon Container Finance LLC (12-1A-A), (144A), 3.72%, due 09/20/27 (1)	1,965,215
2,338,837	Brazos Education Loan Authority, Inc. (12-1-A1), 0.903%, due 12/26/35 (2)	2,315,449
661,675	Brazos Higher Education Authority, Inc. (06-2-A9), 0.32%, due 12/26/24 (2)	611,125
675,000	Brazos Higher Education Authority, Inc. (10-1-A2), 1.511%, due 02/25/35 (2)	679,007
1,695,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.361%, due 11/25/33 (2)	1,685,626
2,681,250	CAL Funding II, Ltd. (12-1A-A), (144A), 3.47%, due 10/25/27 (1)(2)	2,757,140
2,575,521	College Loan Corp. Trust (05-2-A3), 0.434%, due 04/15/25 (2)	2,553,117
1,166,667	Cronos Containers Program, Ltd. (12-1A-A), (144A), 4.21%, due 05/18/27 (1)	1,165,016
1,450,000	Cronos Containers Program, Ltd. (12-2A-A), (144A), 3.81%, due 09/18/27 (1)(2)	1,503,937
2,455,870	Educational Services of America, Inc. (12-2-A), (144A), 0.933%, due 04/25/39 (1)(2)	2,453,445
821,836	GE Business Loan Trust (03-1-A), (144A), 0.635%, due 04/15/31 (1)(2)	757,076
659,681	GE Business Loan Trust (04-1-A), (144A), 0.495%, due 05/15/32 (1)(2)	621,462
2,224,858	GE Business Loan Trust (04-2A-A), (144A), 0.425%, due 12/15/32 (1)(2)	2,147,498
1,232,500	GE SeaCo Finance SRL (05-1A-A), (144A), 0.455%, due 11/17/20 (1)(2)	1,198,817
2,236,144	Genesis Funding, Ltd. (06-1A-G1), (144A), 0.444%, due 12/19/32 (1)(2)	2,023,710
2,267,295	Iowa Student Loan Liquidity Corp. (11-1-A), 1.56%, due 06/25/42 (2)	2,331,935
2,400,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.254%, due 07/20/43 (2)	2,361,084

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (Continued)
$2,500,000	Neptune Finance CCS, Ltd. (08-1A-A), (144A), 0.917%, due 04/20/20 (1)(2)	$2,474,387
2,600,000	Oak Hill Credit Partners (12-7A-A), (144A), 1.76%, due 11/20/23 (1)(2)	2,612,017
2,450,000	Octagon Investment Partners XI, Ltd. (07-1A-A1B), (144A), 0.571%, due 08/25/21 (1)(2)	2,333,079
2,000,000	SLM Student Loan Trust (11-2-A2), 1.403%, due 10/25/34 (2)	2,050,458
2,600,000	SLM Student Loan Trust (12-7-A3), 0.853%, due 05/26/26 (2)	2,609,014
1,527,500	TAL Advantage LLC (06-1A-NOTE), (144A), 0.394%, due 04/20/21 (1)(2)	1,500,674
1,295,000	Textainer Marine Containers, Ltd. (05-1A-A), (144A), 0.46%, due 05/15/20 (1)(2)	1,280,670

	Total Asset-Backed Securities (Cost: $50,137,729)	51,621,958

	Commercial Mortgage-Backed Securities — Agency (4.0%)
980,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (2)	1,106,882
5,030,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K020-A2), 2.373%, due 05/25/22	5,031,705
6,828,093	Federal National Mortgage Association (12-M12-1A), 2.839%, due 08/25/22 (ACES) (2)	7,116,292
5,207,144	Federal National Mortgage Association (12-M15-A), 2.656%, due 10/25/22 (ACES) (2)	5,333,271
4,522,234	Federal National Mortgage Association, Pool #745935, 5.682%, due 08/01/16	5,055,060
2,213,817	Federal National Mortgage Association, Pool #Al0151, 4.378%, due 04/01/21	2,548,300
4,074,362	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20 (3)	4,509,142
2,593,758	Federal National Mortgage Association, Pool #FN0000, 3.584%, due 09/01/20 (2)	2,856,388
3,540,862	Federal National Mortgage Association, Pool #FN0001, 3.763%, due 12/01/20	3,965,912
2,944,064	Federal National Mortgage Association, Pool #FN0003, 4.301%, due 01/01/21	3,373,202
2,895,111	NCUA Guaranteed Notes (11-C1-2A), 0.737%, due 03/09/21 (2)	2,902,928

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $43,102,359)	43,799,082

	Commercial Mortgage-Backed Securities — Non-Agency (7.1%)
1,135,000	Banc of America Commercial Mortgage, Inc. (05-2-A5), 4.857%, due 07/10/43 (2)	1,224,289
3,270,000	Bear Stearns Commercial Mortgage Securities (04-PWR5-A5), 4.978%, due 07/11/42 (2)	3,425,148
3,450,000	Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.148%, due 10/12/42 (2)	3,803,354
3,395,000	Commercial Mortgage Pass-Through Certificates (05-LP5-A4), 4.982%, due 05/10/43 (2)	3,664,733
765,000	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	877,517
5,155,094	DBRR Trust (12-EZ1-A), (144A), 0.946%, due 09/25/45 (1)(2)	5,171,954
3,132,928	Greenwich Capital Commercial Funding Corp. (04-GG1-A7), 5.317%, due 06/10/36 (2)	3,247,085
1,890,000	Greenwich Capital Commercial Funding Corp. (05-GG3-A4), 4.799%, due 08/10/42 (2)	2,013,254
3,150,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	3,445,215
426,971	JPMorgan Chase Commercial Mortgage Securities Corp. (03-ML1A-A2), 4.767%, due 03/12/39	426,758
3,475,000	JPMorgan Chase Commercial Mortgage Securities Corp. (05-CB12-A4), 4.895%, due 09/12/37	3,781,412

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Non-Agency (Continued)
$5,500,000	JPMorgan Chase Commercial Mortgage Securities Corp. (05-LDP5-A3), 5.228%, due 12/15/44 (2)	$5,661,524
2,571,316	JPMorgan Chase Commercial Mortgage Securities Corp. (06-CB15-ASB), 5.79%, due 06/12/43 (2)	2,744,551
3,425,538	LB-UBS Commercial Mortgage Trust (04-C7-A1A), 4.475%, due 10/15/29	3,598,706
2,290,000	Merrill Lynch Mortgage Trust (05-LC1-A4), 5.291%, due 01/12/44 (2)	2,530,626
1,815,000	Morgan Stanley Capital I Trust (05-T19-A4A), 4.89%, due 06/12/47	1,973,448
2,855,000	Morgan Stanley Capital I Trust (06-T21-A4), 5.162%, due 10/12/52 (2)	3,154,524
3,945,000	Morgan Stanley Capital I Trust (06-T23-A4), 5.818%, due 08/12/41 (2)	4,529,870
1,080,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49 (2)	1,239,194
3,642,764	Morgan Stanley Capital I Trust (07-HQ12-A2FX), 5.591%, due 04/12/49	3,745,413
1,944,674	Morgan Stanley Capital I Trust (07-IQ15-A2), 5.793%, due 06/11/49 (2)	1,947,715
1,210,000	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	1,299,545
625,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	702,199
5,060,000	Wachovia Bank Commercial Mortgage Trust (05-C20-A7), 5.118%, due 07/15/42 (2)	5,514,165
3,600,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	3,919,943
2,800,000	WF-RBS Commercial Mortgage Trust (12-C7-A2), 3.431%, due 06/15/45	2,981,538
2,275,000	WF-RBS Commercial Mortgage Trust (12-C8-A3), 3.001%, due 08/15/45	2,339,951

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $76,080,624) (7.1%)	78,963,631

	Residential Mortgage-Backed Securities — Agency (25.2%)
184,002	Federal Home Loan Mortgage Corp., Pool #1A1127, 2.752%, due 01/01/37 (2)	184,185
5,186,612	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41	5,761,660
87,821	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	94,189
32,755	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	35,130
10,014,070	Federal Home Loan Mortgage Corp., Pool #C04412, 3%, due 11/01/42 (2)	10,307,910
59,686	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	64,515
5,502,895	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41	6,085,709
4,547,240	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41	4,976,100
3,257,877	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41	3,562,197
1,866,425	Federal Home Loan Mortgage Corp., Pool #G06620, 4.5%, due 07/01/41	2,075,108
4,571,932	Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41	4,860,178
9,403,192	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42	9,783,018
620,987	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	706,782
1,449,340	Federal Home Loan Mortgage Corp. (2575-FD), 0.655%, due 02/15/33 (PAC) (2)	1,455,789
920,190	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	975,967
3,634	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	3,632
1,709,662	Federal Home Loan Mortgage Corp. (2875-GM), 5%, due 01/15/33 (PAC)	1,748,735
668,799	Federal Home Loan Mortgage Corp. (3315-S), 6.204%, due 05/15/37 (I/O) (I/F) (2)	74,800

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$2,090,854	Federal Home Loan Mortgage Corp. (3339-JS), 41.497%, due 07/15/37 (I/F) (2)	$4,166,119
1,352,303	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,551,071
3,246,395	Federal Home Loan Mortgage Corp. (3380-SM), 6.204%, due 10/15/37 (I/O) (I/F) (2)	617,439
3,251,002	Federal Home Loan Mortgage Corp. (3382-FL), 0.905%, due 11/15/37 (2)	3,275,199
10,303,909	Federal Home Loan Mortgage Corp. (3439-SC), 5.694%, due 04/15/38 (I/O) (2)	1,465,610
4,197,103	Federal Home Loan Mortgage Corp. (3578-DI), 6.444%, due 04/15/36 (I/O) (I/F) (2)	601,180
71,129	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	77,543
57,855	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	62,528
286,546	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	306,604
226,954	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	243,161
140,162	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	144,710
3,316,416	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26	3,558,540
2,617,608	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	2,790,338
4,930,150	Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41	5,414,558
3,567,716	Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41	3,800,036
7,079,199	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (3)	7,555,662
7,506,868	Federal National Mortgage Association, Pool #AB4670, 3%, due 03/01/27 (2)(3)	7,995,988
11,940,833	Federal National Mortgage Association, Pool #AB5215, 3%, due 05/01/27 (2)(3)	12,700,196
5,558,332	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39	6,046,640
3,625,318	Federal National Mortgage Association, Pool #AH3429, 3.5%, due 01/01/26	3,913,078
1,673,118	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41	1,874,413
5,633,453	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40 (3)	6,154,843
10,277,714	Federal National Mortgage Association, Pool #MA1237, 3%, due 11/01/32	10,699,731
12,174,764	Federal National Mortgage Association, Pool #MA1241, 2.5%, due 11/01/22 (2)	12,675,073
12,213,776	Federal National Mortgage Association, Pool #MA1275, 3%, due 12/01/32 (3)	12,715,290
547,025	Federal National Mortgage Association (01-14-SH), 10.797%, due 03/25/30 (I/F) (2)	877,029
828,896	Federal National Mortgage Association (01-34-FV), 0.703%, due 08/25/31 (2)	831,126
13,815	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	14,140
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC) (3)	2,220,155
725,947	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	748,802
3,741,770	Federal National Mortgage Association (07-89-GF), 0.723%, due 09/25/37 (2)	3,764,486
651,909	Federal National Mortgage Association (08-12-SE), 6.196%, due 01/25/33 (I/O) (I/F) (2)	23,510
1,099,124	Federal National Mortgage Association (08-30-SA), 6.646%, due 04/25/38 (I/O) (I/F) (2)	147,083
1,203,105	Federal National Mortgage Association (08-62-SN), 5.996%, due 07/25/38 (I/O) (I/F) (2)	175,445
4,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	4,385,834
553,905	Federal National Mortgage Association (09-68-SA), 6.546%, due 09/25/39 (I/O) (I/F) (2)	82,824
8,449,887	Federal National Mortgage Association (10-26-AS), 6.126%, due 03/25/40 (I/O) (2)(3)	1,105,579

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$4,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	$4,409,116
25,495,000	Federal National Mortgage Association TBA, 2.5% (4)	26,403,259
34,850,000	Federal National Mortgage Association TBA, 3% (4)	35,993,516
222,871	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	244,474
596,259	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	651,384
3,225,000	Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)	3,550,696
1,478,241	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,601,556
1,611,599	Government National Mortgage Association (08-27-SI), 6.265%, due 03/20/38 (I/O) (I/F) (2)	203,470
6,477,593	Government National Mortgage Association (08-81-S), 5.995%, due 09/20/38 (I/O) (I/F) (2)	960,139
2,763,589	Government National Mortgage Association (09-66-UF), 1.205%, due 08/16/39 (2)	2,816,224
9,114,464	Government National Mortgage Association (10-1-S), 5.545%, due 01/20/40 (I/O) (2)	1,390,264
6,870,000	Government National Mortgage Association II TBA, 3% (4)	7,166,269
3,229,873	NCUA Guaranteed Notes (10-R1-1A), 0.657%, due 10/07/20 (2)	3,247,663
2,105,593	NCUA Guaranteed Notes (10-R2-1A), 0.577%, due 11/06/17 (2)	2,113,489
3,682,528	NCUA Guaranteed Notes (10-R2-2A), 0.677%, due 11/05/20 (2)	3,719,354
1,372,720	NCUA Guaranteed Notes (10-R3-1A), 0.767%, due 12/08/20 (2)	1,388,109
1,143,206	NCUA Guaranteed Notes (10-R3-2A), 0.767%, due 12/08/20 (2)	1,154,951
1,801,018	NCUA Guaranteed Notes (11-R1-1A), 0.657%, due 01/08/20 (2)	1,809,179
1,700,497	NCUA Guaranteed Notes (11-R2-1A), 0.657%, due 02/06/20 (2)	1,706,342

	Total Residential Mortgage-Backed Securities — Agency (Cost: $270,698,176)	278,066,621

	Residential Mortgage-Backed Securities — Non-Agency (8.5%)
1,213,207	Argent Securities, Inc. (05-W2-A2B1), 0.403%, due 10/25/35 (2)	1,194,094
2,514,632	Asset Backed Funding Certificates (05-WMC1-M1), 0.863%, due 06/25/35 (2)	2,473,458
800,000	Asset Backed Securities Corp. Home Equity (05-HE6-M2), 0.713%, due 07/25/35 (2)	784,528
1,752,591	Banc of America Funding Corp. (06-G-2A3), 0.374%, due 07/20/36 (2)	1,732,371
4,360,555	Carrington Mortgage Loan Trust (05-NC5-A2), 0.523%, due 10/25/35 (2)	4,330,175
2,251,237	Centex Home Equity (02-C-AF6), 4.5%, due 09/25/32 (2)	2,269,533
2,529,389	Centex Home Equity (03-B-AF6), 3.173%, due 06/25/33 (2)	2,604,236
862,825	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35	793,772
2,644,494	Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30	2,863,770
4,800,000	Countrywide Asset-Backed Certificates (05-11-MV1), 0.673%, due 02/25/36 (2)	4,664,251
540,955	Countrywide Asset-Backed Certificates (05-4-MV1), 0.663%, due 10/25/35 (2)	530,134

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$960,010	Countrywide Home Loans Mortgage Pass-Through Trust (07-J3-A1), 0.703%, due 07/25/37 (2)(5)	$585,642
376,539	Credit Suisse First Boston Mortgage Securities Corp. (03-7-1A4), 5.5%, due 02/25/33	397,050
60,493	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	63,353
1,548,884	First Franklin Mortgage Loan Asset-Backed Certificates (05-FF8-A2D), 0.583%, due 09/25/35 (2)	1,526,002
5,112,912	GSAA Trust (05-3-M1), 0.878%, due 12/25/34 (2)	5,005,280
986,869	HSBC Home Equity Loan Trust USA (05-2-M1), 0.664%, due 01/20/35 (2)	975,198
3,438,704	HSBC Home Equity Loan Trust USA (07-1-AM), 0.444%, due 03/20/36 (2)	3,397,034
753,014	HSBC Home Equity Loan Trust USA (07-2-AM), 0.444%, due 07/20/36 (2)	738,107
3,853,246	HSBC Home Equity Loan Trust USA (07-3-APT), 1.404%, due 11/20/36 (2)	3,854,055
3,026,140	HSI Asset Securitization Corp. Trust (06-OPT1-2A3), 0.393%, due 12/25/35 (2)	2,956,899
1,913,614	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 0.443%, due 04/25/35 (2)	1,652,304
1,522,884	MASTR Asset-Backed Securities Trust (05-WF1-A2D), 0.573%, due 06/25/35 (2)	1,490,213
2,272,490	Mid-State Trust (04-1-B), 8.9%, due 08/15/37	2,391,567
2,899,320	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.118%, due 07/25/34 (2)	2,770,027
307,599	Morgan Stanley Capital, Inc. (05-HE4-A2C), 0.573%, due 07/25/35 (2)	306,749
728,776	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.667%, due 04/25/34 (2)	755,764
2,248,995	New Century Home Equity Loan Trust (05-1-A2C), 0.553%, due 03/25/35 (2)	2,222,271
4,400,000	New Century Home Equity Loan Trust (05-2-M1), 0.633%, due 06/25/35 (2)	4,148,954
3,800,000	New Century Home Equity Loan Trust (05-3-M1), 0.683%, due 07/25/35 (2)	3,733,470
3,945,000	New Century Home Equity Loan Trust (05-4-A2C), 0.573%, due 09/25/35 (2)	3,847,290
471,861	Park Place Securities, Inc. (04-MHQ1-M1), 0.903%, due 12/25/34 (2)	471,778
4,227,912	Park Place Securities, Inc. (04-WWF1-M2), 0.883%, due 12/25/34 (2)	4,195,983
4,653,138	Park Place Securities, Inc. (05-WCH1-M2), 0.723%, due 01/25/36 (2)	4,564,463
1,248,975	Specialty Underwriting & Residential Finance (05-BC1-M2), 0.953%, due 12/25/35 (2)	1,235,829
1,437,097	Structured Asset Securities Corp. (03-34A-5A4), 2.617%, due 11/25/33 (2)	1,458,293
4,828,992	Structured Asset Securities Corp. (05-GEL4-M1), 0.723%, due 08/25/35 (2)	4,793,769
1,981,460	Structured Asset Securities Corp. (05-WF3-A2), 0.433%, due 07/25/35 (2)	1,962,388
3,546,648	Structured Asset Securities Corp. (05-WF4-A4), 0.563%, due 11/25/35 (2)	3,529,358
524,236	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (5)	493,841
3,950,000	Wells Fargo Home Equity Trust (05-2-M1), 0.603%, due 08/25/35 (2)	3,841,742

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $89,289,105)	93,604,995

	U.S. Government Agency Obligations (6.5%)
9,015,000	Federal Home Loan Bank, 0.5%, due 10/16/15 (3)	9,013,449

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$11,000,000	Federal Home Loan Bank, 0.55%, due 11/13/15	$11,002,287
5,005,000	Federal Home Loan Mortgage Corp., 0.42%, due 11/18/13 (2)	5,016,684
8,090,000	Federal National Mortgage Association, 0.36%, due 06/23/14 (2)(3)	8,104,782
2,950,000	Federal National Mortgage Association, 0.4%, due 02/01/13 (2)	2,950,000
5,045,000	Federal National Mortgage Association, 0.5%, due 10/22/15	5,048,869
10,115,000	Federal National Mortgage Association, 0.5%, due 11/06/15	10,110,241
10,890,000	Federal National Mortgage Association, 0.5%, due 01/29/16	10,889,663
10,035,000	Federal National Mortgage Association, 0.625%, due 02/22/16	10,023,192

	Total U.S. Government Agency Obligations (Cost: $72,124,380) (6.5%)	72,159,167

	U.S. Treasury Securities (16.8%)
8,140,000	U.S. Treasury Bond, 2.75%, due 08/15/42	7,496,435
24,274,483	U.S. Treasury Inflation Indexed Bond, 0.125%, due 04/15/17 (6)	26,127,306
18,785,000	U.S. Treasury Inflation Indexed Bond, 0.5%, due 04/15/15 (6)	19,759,472
10,798,400	U.S. Treasury Inflation Indexed Bond, 1.25%, due 04/15/14 (6)	11,187,315
23,243,227	U.S. Treasury Inflation Indexed Note, 1.875%, due 07/15/13 (6)	23,748,047
3,114,895	U.S. Treasury Inflation Indexed Note, 2%, due 01/15/16 (6)	3,478,949
8,000,000	U.S. Treasury Note, 0.375%, due 01/15/16	7,993,128
19,070,000	U.S. Treasury Note, 0.75%, due 08/15/13	19,134,056
49,455,000	U.S. Treasury Note, 0.75%, due 10/31/17	49,283,456
885,000	U.S. Treasury Note, 0.75%, due 12/31/17	880,222
17,395,000	U.S. Treasury Note, 1.625%, due 11/15/22	16,840,534

	Total U.S. Treasury Securities (Cost: $186,126,751)	185,928,920

	Total Fixed Income Securities (Cost: $1,036,902,496) (96.7%)	1,068,158,778

Number of Shares	Money Market Investments
10,058,000	BlackRock Liquidity Funds TempFund Portfolio, 0.1% (7)	10,058,000
8,756,000	Dreyfus Institutional Cash Advantage Fund, 0.09% (7)	8,756,000
2,403,000	DWS Money Market Series — Institutional Shares, 0.11% (7)	2,403,000

	Total Money Market Investments (Cost: $21,217,000) (1.9%)	21,217,000

Principal Amount	Short-Term Investments
	Commercial Paper (1.4%)
	Bank
$8,560,000	Lloyds Bank PLC (United Kingdom), 0.305%, due 02/13/13 (8)	8,559,130
6,855,000	RBS Holding USA, Inc. (United Kingdom), (144A), 0.38%, due 03/19/13 (1)(8)	6,851,671

	Total Commercial Paper (Cost: $15,410,801)	15,410,801

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Short-Term Investments	Value
	Discount Notes (2.3%)
$5,500,000	Federal Home Loan Bank Discount Note, 0.11%, due 07/17/13 (8)	$5,497,971
19,600,000	Federal National Mortgage Association Discount Note, 0.105%, due 07/10/13 (8)	19,593,081

	Total Discount Notes (Cost: $25,088,121)	25,091,052

	Repurchase Agreements (2.7%)
20,000,000	Deutsche Bank LLC, 0.06%, due 02/01/13 (collateralized by $975,000 Federal National Mortgage Association, 0.6%, due 12/05/17, valued at $974,750; $694,000 Federal National Mortgage Association, 0.625%, due 06/21/17, valued at $695,530; $51,000 Federal National Mortgage Association, 1.25%, due 12/29/16, valued at $51,831; $10,000,000 Federal Home Loan Bank Discount Note, 0%, due 03/27/13, valued at $9,999,700; $8,284,000 Federal National Mortgage Association, 2.625%, due 11/20/14, valued at $8,678,957) (Total Amount to be Received Upon Repurchase $20,000,233)	20,000,000
807,102	State Street Bank & Trust Company, 0.01%, due 02/01/13 (collateralized by $830,000 Federal National Mortgage Association, 2.17%, due 11/07/22, valued at $824,800) (Total Amount to be Received Upon Repurchase $807,102)	807,102
9,000,000	The Royal Bank of Scotland PLC, 0.14%, due 02/01/13 (collateralized by $9,170,000 U.S. Treasury Note, 1.375%, due 01/31/20, valued at $9,181,463) (Total Amount to be Received Upon Repurchase $9,000,035)	9,000,000

	Total Repurchase Agreement (Cost: $29,807,102)	29,807,102

	Total Short-Term Investments (Cost: $70,306,024) (6.4%)	70,308,955

	Total Investments (Cost: $1,128,425,520) (105.0%)	1,159,684,733
	Liabilities in Excess of Other Assets (-5.0%)	(54,856,986)

	Net Assets (100.0%)	$1,104,827,747

Notes to the Schedule of Investments:

ACES	-	Alternative Credit Enhancements Securities
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $86,076,261 or 7.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2013.

(3)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments.

(4)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

(6)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(7)	Rate disclosed, the 7-day net yield, is as of January 31, 2013.

(8)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Agriculture	0.0	%*
Airlines	0.9
Asset-Backed Securities	4.7
Auto Manufacturers	0.2
Banks	5.8
Beverages	0.4
Chemicals	0.0	*
Commercial Mortgage-Backed Securities — Agency	4.0
Commercial Mortgage-Backed Securities — Non-Agency	7.1
Commercial Services	0.2
Diversified Financial Services	2.0
Electric	1.6
Energy-Alternate Sources	0.1
Engineering & Construction	0.2
Environmental Control	0.0	*
Food	0.1
Foreign Government Bonds	0.0	*
Gas	0.3
Healthcare-Products	0.0	*
Healthcare-Services	1.2
Insurance	1.5
Iron & Steel	0.0	*
Media	0.2
Mining	0.0	*
Miscellaneous Manufacturers	0.2
Municipal Bond	2.1
Oil & Gas	0.4
Pharmaceuticals	0.4
Pipelines	1.9
REIT	3.0
Real Estate	0.5
Residential Mortgage-Backed Securities — Agency	25.2
Residential Mortgage-Backed Securities — Non-Agency	8.5
Telecommunications	0.7
U.S. Government Agency Obligations	6.5
U.S. Treasury Securities	16.8
Money Market Investments	1.9
Short-Term Investments	6.4

Total	105.0%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount		Fixed Income Securities	Value
		Argentina (0.7% of Net Assets)
	$25,000,000	Argentina Boden Bond, 7%, due 10/03/15	$21,326,389
EUR	18,596,484	Argentine Republic Government International Bond, 7.82%, due 12/31/33	14,771,439
	$15,000,000	Argentine Republic Government International Bond, 8.75%, due 06/02/17	11,925,000

		Total Argentina (Cost: $46,353,728)	48,022,828

		Australia (Cost: $40,592,000) (0.5%)
	41,700,000	Consolidated Minerals, Ltd., (144A), 8.875%, due 05/01/16 (1)	38,364,000

		Belize (Cost: $11,159,762) (0.2%)
	21,305,100	Government of Belize, (Reg. S), 8.5%, due 02/20/29 (2)(3)	12,037,382

		Brazil (15.8%)
	30,000,000	Banco Bradesco S.A., (144A), 5.75%, due 03/01/22 (1)	32,550,000
	70,000,000	Banco BTG Pactual S.A., (144A), 4%, due 01/16/20 (1)	68,425,000
	9,000,000	Banco BTG Pactual S.A., (144A), 5.75%, due 09/28/22 (1)	9,112,500
	37,000,000	Banco do Brasil S.A., (144A), 5.875%, due 01/19/23 (1)	40,145,000
	65,000,000	Banco do Brasil S.A., (144A), 6.25%, due 04/15/49 (1)(4)	64,837,500
BRL	104,413,000	Barclays Bank PLC, (Credit Linked Note to National Treasury of the Republic of Brazil, Series F, 10%, due 01/01/18), 10%, due 08/29/13	54,273,682
BRL	47,946,000	Barclays Bank PLC, (Credit Linked Note to National Treasury of the Republic of Brazil, Series F, 10%, due 01/01/23), (144A), 10%, due 04/12/13 (1)	24,865,901
	$63,800,000	Braskem America Finance Co., (Reg. S), 7.125%, due 07/22/41 (2)	68,106,500
BRL	44,730,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/23	23,085,957
	$106,000,000	Centrais Eletricas Brasileiras S.A., (144A), 5.75%, due 10/27/21 (1)	115,010,000
BRL	55,400,000	Citigroup Funding, Inc., (Credit Linked Note to National Treasury of the Republic of Brazil, Series F, 10%, due 01/01/23), (144A), 10%, due 11/05/13 (1)	28,594,358
BRL	123,500,000	Citigroup Inc., (Credit Linked Note to National Treasury of the Republic of Brazil, Series F, 10%, due 01/01/23), (144A), 8.15%, due 01/13/14 (1)(4)	63,743,741
	$53,000,000	Itau Unibanco Holding S.A., (144A), 5.125%, due 05/13/23 (1)	54,590,000
BRL	20,073,000	JPMorgan Chase Bank, NA, (Credit Linked Note to National Treasury of the Republic of Brazil, Series B, 6%, due 08/15/50), 6%, due 08/15/50	31,796,354
	$68,000,000	Odebrecht Finance, Ltd., (144A), 7.125%, due 06/26/42 (1)	79,138,400
	57,000,000	QGOG Constellation S.A., (144A), 6.25%, due 11/09/19 (1)	60,135,000
	63,600,000	Samarco Mineracao S.A., (144A), 4.125%, due 11/01/22 (1)	63,409,200
	67,500,000	Schahin II Finance Co. SPV, Ltd., (144A), 5.875%, due 09/25/23 (1)	71,212,500
	43,500,000	Tonon Bioenergia S.A., (144A), 9.25%, due 01/24/20 (1)	43,282,500
	40,000,000	Vale S.A., 5.625%, due 09/11/42	41,204,000
	36,667,000	Virgolino de Oliveira Finance, Ltd., (144A), 10.5%, due 01/28/18 (1)	37,675,342
	34,725,000	Virgolino de Oliveira Finance, Ltd., (144A), 11.75%, due 02/09/22 (1)	36,721,687

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Brazil (Continued)
$2,000,000	Virgolino de Oliveira Finance, Ltd., (Reg. S), 10.5%, due 01/28/18 (2)	$2,050,000

	Total Brazil (Cost: $1,090,652,621)	1,113,965,122

	Chile (1.4%)
50,000,000	Automotores Gildemeister S.A., (144A), 8.25%, due 05/24/21 (1)	56,000,000
45,000,000	CorpGroup Banking S.A., (144A), 6.75%, due 03/15/23 (1)	45,731,250

	Total Chile (Cost: $96,196,932)	101,731,250

	China (3.9%)
17,000,000	Agile Property Holdings, Ltd., (Reg. S), 9.875%, due 03/20/17 (2)	19,023,000
53,400,000	Country Garden Holdings Co., Ltd., (144A), 11.125%, due 02/23/18 (1)	60,475,500
47,423,000	Evergrande Real Estate Group, Ltd., (Reg. S), 13%, due 01/27/15 (2)	50,979,725
35,000,000	Future Land Development Holdings, Ltd., (144A), 10.25%, due 01/31/18 (1)	33,862,500
54,350,000	MIE Holdings Corp., (144A), 9.75%, due 05/12/16 (1)	58,698,000
34,678,000	Pacnet, Ltd., (144A), 9.25%, due 11/09/15 (1)	36,342,544
16,100,000	Zoomlion HK SPV Co., Ltd., (144A), 6.125%, due 12/20/22 (1)	15,939,000

	Total China (Cost: $262,997,409)	275,320,269

	Colombia (2.8%)
61,120,000	Banco Davivienda S.A., (144A), 5.875%, due 07/09/22 (1)	64,634,400
59,500,000	Bancolombia S.A., 5.125%, due 09/11/22	62,028,750
66,500,000	Grupo Aval, Ltd., (144A), 4.75%, due 09/26/22 (1)	67,996,250

	Total Colombia (Cost: $187,498,001)	194,659,400

	Costa Rica (Cost: $39,516,439) (0.6%)
37,801,000	Instituto Costarricense de Electricidad, (144A), 6.95%, due 11/10/21 (1)	43,792,458

	Croatia (1.4%)
21,000,000	Agrokor DD, (144A), 8.875%, due 02/01/20 (1)	23,730,000
68,000,000	Hrvatska Elektroprivreda, (144A), 6%, due 11/09/17 (1)	73,440,000

	Total Croatia (Cost: $90,611,161)	97,170,000
	El Salvador (Cost: $27,995,856) (0.4%)
28,000,000	El Salvador Government International Bond, (144A), 5.875%, due 01/30/25 (1)	29,610,000

	Georgia (Cost: $60,584,402) (0.9%)
53,300,000	Georgian Railway JSC, (Reg. S), 7.75%, due 07/11/22 (2)	63,027,250

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount		Fixed Income Securities	Value
		Guatemala (Cost: $70,562,500) (1.0%)
	$70,000,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (1)	$71,225,000

		Hungary (1.5%)
	40,600,000	Hungary Government International Bond, 7.625%, due 03/29/41	47,502,000
	55,000,000	Magyar Export-Import Bank RT, (144A), 5.5%, due 02/12/18 (1)	57,062,500

		Total Hungary (Cost: $102,124,259)	104,564,500

		India (3.3%)
	56,000,000	ICICI Bank, Ltd., (Reg. S), 6.375%, due 04/30/22 (2)(4)	57,960,000
INR	4,800,000,000	India Government Bond, 8.07%, due 07/03/17	90,882,346
INR	490,000,000	Power Grid Corp. of India, Ltd., 8.84%, due 10/21/19	9,232,525
	$62,700,000	Vedanta Resources PLC, (144A), 8.25%, due 06/07/21 (1)	72,261,750

		Total India (Cost: $215,881,739)	230,336,621

		Indonesia (2.7%)
	60,837,000	Bumi Investment Pte, Ltd., (Reg. S), 10.75%, due 10/06/17 (2)	52,624,005
	86,000,000	Perusahaan Listrik Negara PT, (144A), 5.25%, due 10/24/42 (1)	85,140,000
	49,400,000	Perusahaan Penerbit SBSN, (144A), 3.3%, due 11/21/22 (1)	49,770,500

		Total Indonesia (Cost: $200,593,243)	187,534,505

		Iraq (Cost: $76,963,414) (1.1%)
	82,750,000	Republic of Iraq, (Reg. S), 5.8%, due 01/15/28 (2)	79,646,875

		Ireland (Cost: $47,470,010) (0.8%)
EUR	39,950,000	Allied Irish Banks PLC, (Reg. S), 5.625%, due 11/12/14 (2)	55,057,808

		Kazakhstan (Cost: $46,464,367) (0.7%)
	$46,000,000	Eurasian Development Bank, (144A), 4.767%, due 09/20/22 (1)	47,840,000

		Lebanon (1.1%)
	37,500,000	Lebanon Government International Bond, (Reg. S), 6.75%, due 11/29/27 (2)	39,243,750
	33,000,000	Lebanon Government International Bond, (Reg. S), 8.25%, due 04/12/21 (2)	38,280,000

		Total Lebanon (Cost: $78,517,750)	77,523,750

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount		Fixed Income Securities	Value
		Mexico (11.5%)
	$16,617,500	Bank of New York Mellon S.A. Institucion de Banca Multiple, (144A), 9.625%, due 05/02/21 (1)	$16,617,500
	60,000,000	BBVA Bancomer S.A. Texas, (144A), 6.75%, due 09/30/22 (1)	70,200,000
	57,500,000	Cemex Espana Luxembourg, (144A), 9.875%, due 04/30/19 (1)	64,975,000
	54,000,000	Cemex Finance LLC, (144A), 9.375%, due 10/12/22 (1)	61,695,000
	62,000,000	Corporacion GEO S.A. de C.V., (144A), 8.875%, due 03/27/22 (1)	64,790,000
	17,000,000	Empresas ICA S.A.B. de C.V., (144A), 8.375%, due 07/24/17 (1)	18,020,000
	2,027,161	Hipotecaria Su Casita S.A. de C.V., (144A), 7.5%, due 06/29/18 (1)(3)	141,901
MXN	764,938,100	Mexican BONOS Government Bond, 6.5%, due 06/09/22	66,636,056
MXN	1,154,007,300	Mexican BONOS Government Bond, 8%, due 12/17/15 (5)	99,066,316
	$52,000,000	Mexichem S.A.B. de C.V., (144A), 6.75%, due 09/19/42 (1)	58,305,000
	65,000,000	Mexico Generadora de Energia S. de R.L., (144A), 5.5%, due 12/06/32 (1)	70,362,500
	58,000,000	Mexico Government International Bond, 4.75%, due 03/08/44	61,770,000
	70,000,000	Petroleos Mexicanos, (144A), 3.5%, due 01/30/23 (1)	69,125,000
	85,000,000	Petroleos Mexicanos, (Reg. S), 5.5%, due 06/27/44 (2)	88,400,000

		Total Mexico (Cost: $785,523,168)	810,104,273

		Panama (Cost: $39,568,195) (0.6%)
	40,000,000	Global Bank Corp., (144A), 4.75%, due 10/05/17 (1)	40,800,000

		Paraguay (Cost: $45,964,634) (0.7%)
	46,000,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (1)	50,600,000

		Peru (3.8%)
	41,300,000	Ajecorp BV, (144A), 6.5%, due 05/14/22 (1)	45,533,250
	20,000,000	El Fondo MIVIVIENDA S.A., (144A), 3.5%, due 01/31/23 (1)	19,910,000
	35,765,000	Inkia Energy, Ltd., (Reg. S), 8.375%, due 04/04/21 (2)	40,235,625
	29,500,000	Pesquera Exalmar S.A.A., (144A), 7.375%, due 01/31/20 (1)	28,910,000
	72,000,000	Scotiabank Peru S.A., (144A), 4.5%, due 12/13/27 (1)(4)	71,460,000
	65,000,000	Southern Copper Corp., 5.25%, due 11/08/42	63,472,500

		Total Peru (Cost: $263,811,169)	269,521,375

		Portugal (1.9%)
EUR	64,500,000	Portugal Obrigacoes do Tesouro OT, 3.85%, due 04/15/21	74,768,627

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount		Fixed Income Securities	Value
		Portugal (Continued)
EUR	64,500,000	Portugal Obrigacoes do Tesouro OT, 4.1%, due 04/15/37	$62,951,180

		Total Portugal (Cost: $119,016,172)	137,719,807

		Romania (Cost: $62,613,756) (0.9%)
RON	209,000,000	Romania Government Bond, 5.75%, due 01/27/16	64,872,139

		Russia (16.0%)
	$45,000,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.5%, due 09/26/19 (1)	49,050,000
	48,000,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.75%, due 04/28/21 (1)	55,344,000
RUB	2,312,226,000	Citigroup Funding, Inc., (Credit Linked Note to Russian Government Bond, 7.35%, due 01/20/16), (144A), 7.35%, due 01/22/16 (1)	80,001,848
RUB	1,068,000,000	Citigroup, Inc., (Credit Linked Note to Russian Government Bond, 8.15%, due 02/03/27), (144A), 8.15%, due 02/05/27 (1)	39,489,524
	$59,000,000	Credit Bank of Moscow via CBOM Finance PLC, (144A), 7.7%, due 02/01/18 (1)	59,368,750
	75,000,000	Gazprom Neft OAO via GPN Capital S.A., (144A), 4.375%, due 09/19/22 (1)	75,468,750
	59,000,000	Gazprom OAO via Gaz Capital S.A., (144A), 4.95%, due 07/19/22 (1)	62,174,200
	27,600,000	Gazprom OAO via Gaz Capital S.A., (Reg. S), 7.288%, due 08/16/37 (2)(5)	34,569,000
	62,500,000	Gazprombank OJSC via GPB Eurobond Finance PLC, (Reg. S), 7.875%, due 12/31/49 (2)(4)	64,768,750
	57,500,000	Home Credit & Finance Bank OOO via Eurasia Capital S.A., (144A), 9.375%, due 04/24/20 (1)(4)	61,881,500
RUB	1,387,000,000	JPMorgan Chase Bank, NA, (Credit Linked Note to Russian Government Bond, 7.6%, due 04/14/21), 7.6%, due 04/16/21	49,449,887
RUB	1,688,707,000	JPMorgan Chase Bank, NA, (Credit Linked Note to Russian Government Bond, 8.15%, due 02/03/27), 8.15%, due 02/05/27	62,434,669
	$52,000,000	Nomos Bank via Nomos Capital PLC, (144A), 10%, due 04/26/19 (1)	55,904,454
	72,000,000	Novatek OAO via Novatek Finance, Ltd., (144A), 4.422%, due 12/13/22 (1)	72,090,000
	55,000,000	Russian Standard Bank via Russian Standard Finance S.A., (144A), 10.75%, due 04/10/18 (1)	59,400,000
	73,000,000	Sberbank of Russia via SB Capital S.A., (144A), 5.125%, due 10/29/22 (1)	73,365,000
	45,000,000	Sibur Securities, Ltd., (144A), 3.914%, due 01/31/18 (1)	44,775,000
	69,500,000	VTB Bank OJSC, (144A), 9.5%, due 12/31/49 (1)(4)(6)	75,324,100
	56,500,000	VTB Bank OJSC via VTB Capital S.A., (144A), 6.95%, due 10/17/22 (1)	60,031,250

		Total Russia (Cost: $1,093,999,823)	1,134,890,682

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount		Fixed Income Securities	Value
		Serbia (Cost: $13,077,489) (0.2%)
RSD	946,691,176	Unicredit Bank AG, (Credit Linked Note to Serbian Treasury Bond, 10%, due 04/01/14), 10%, due 04/01/14	$11,331,656

		Singapore (Cost: $72,500,000) (1.0%)
	$72,500,000	Global A&T Electronics, Ltd., 10%, due 02/01/19	72,500,000

		Slovenia (Cost: $83,731,604) (1.2%)
	84,500,000	Slovenia Government International Bond, (144A), 5.5%, due 10/26/22 (1)	87,880,000

		South Africa (4.5%)
	96,950,000	Gold Fields Orogen Holding (BVI), Ltd., (Reg. S), 4.875%, due 10/07/20 (2)	95,980,500
	71,500,000	Sasol Financing International PLC, 4.5%, due 11/14/22	70,606,250
ZAR	904,000,000	South Africa Government Bond, 6.75%, due 03/31/21	102,638,581
	$51,500,000	Transnet SOC, Ltd., (144A), 4%, due 07/26/22 (1)	51,191,000

		Total South Africa (Cost: $326,154,038)	320,416,331

		Spain (0.7%)
EUR	11,000,000	Autonomous Community of Catalonia, 3.875%, due 09/15/15	14,114,341
EUR	26,950,000	Autonomous Community of Catalonia, 4.3%, due 11/15/16	33,848,279

		Total Spain (Cost: $41,648,572)	47,962,620

		Turkey (3.6%)
	$55,000,000	Akbank TAS, (144A), 5%, due 10/24/22 (1)	57,435,950
	70,000,000	Turkey Government International Bond, 3.25%, due 03/23/23	67,991,000
	56,500,000	Turkiye Is Bankasi, (144A), 6%, due 10/24/22 (1)	59,890,000
	71,000,000	Yapi ve Kredi Bankasi A.S., (144A), 5.5%, due 12/06/22 (1)	71,000,000

		Total Turkey (Cost: $254,150,917)	256,316,950

		Ukraine (2.7%)
	73,000,000	Ukraine Government International Bond, (144A), 7.8%, due 11/28/22 (1)	75,920,000
	77,000,000	Ukraine Government International Bond, (Reg. S), 6.25%, due 06/17/16 (2)	77,292,600
	36,000,000	Ukraine Government International Bond, (Reg. S), 7.95%, due 06/04/14 (2)	36,720,000

		Total Ukraine (Cost: $185,608,300)	189,932,600

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount		Fixed Income Securities	Value
		United Arab Emirates (Cost: $48,249,124) (0.8%)
	$50,000,000	DP World, Ltd., (Reg. S), 6.85%, due 07/02/37 (2)	$58,125,000

		Venezuela (4.9%)
	176,000,000	Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 11/02/17 (2)	173,360,000
	90,000,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (2)	87,300,000
	90,000,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (2)	85,275,000

		Total Venezuela (Cost: $310,377,952)	345,935,000

		Total Fixed Income Securities (Cost: $6,538,730,506) (95.8%)	6,770,337,451

Number of Shares		Equity Securities
		Mexico (0.0%)
	240,079	Hipotecaria Su Casita S.A. de C.V., SOFOM E.N.R.	—

		Total Equity Securities (Cost: $0) (0%)	—

Principal Amount		Short-Term Investments
		Foreign Government Bonds
		Nigeria (1.5%)
NGN	2,650,000,000	Nigeria Treasury Bill, 0%, due 03/07/13	16,639,923
NGN	2,938,000,000	Nigeria Treasury Bill, 0%, due 04/25/13	18,212,609
NGN	2,922,000,000	Nigeria Treasury Bill, 0%, due 10/24/13	17,191,364
NGN	3,481,875,000	Nigeria Treasury Bill, 0%, due 11/21/13	20,357,281
NGN	6,347,053,000	Nigeria Treasury Bill, 0%, due 01/23/14	36,440,929

		Total Foreign Government Bonds (Cost: $107,583,187)	108,842,106

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $200,825,374) (2.8%)
$200,825,374	State Street Bank & Trust Company, 0.01%, due 02/01/13 (collateralized by $206,135,000, Federal National Mortgage Association, 2.17%, due 11/07/22 valued at $204,843,564) (Total Amount to be Received Upon Repurchase $200,825,430)	$200,825,374

	Total Short-Term Investments (Cost: $308,408,561) (4.3%)	309,667,480

	Total Investments (Cost: $6,847,139,067) (100.1%)	7,080,004,931
	Liabilities in Excess of Other Assets (-0.1%)	(9,857,534)

	Total Net Assets (100.0%)	$7,070,147,397

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (7)
Bank of America	BRL	64,755,000	06/07/13	$30,000,000	$31,974,953	$(1,974,953)
JPMorgan Chase Bank	CZK	581,400,000	06/14/13	30,000,000	30,790,251	(790,251)
JPMorgan Chase Bank	SGD	61,175,000	04/02/13	50,000,000	49,425,956	574,044

				$110,000,000	$112,191,160	$(2,191,160)

Credit Defaulted Swaps – Buy Protection

Notional Amount (1)	Implied Credit Spread (2)	Expiration Date	Counterparty	Fixed Deal Pay Rate	Reference Entity	Unrealized (Depreciation)	Premium Paid	Value (3)
$30,000,000	0.40%	03/20/17	Bank of America	1.0%	Kingdom of Saudi Arabia	$(1,317,724)	$572,965	$(744,759)
$25,000,000	0.52%	03/20/17	Bank of America	1.0%	State of Qatar	(1,007,483)	515,928	(491,555)
$25,000,000	0.52%	03/20/17	Bank of America	1.0%	State of Qatar	(969,026)	477,471	(491,555)
$20,000,000	0.54%	03/20/17	JPMorgan Chase Bank	1.0%	Abu Bhabi Government	(726,400)	350,708	(375,692)
$30,000,000	0.54%	03/20/17	JPMorgan Chase Bank	1.0%	Abu Bhabi Government	(1,090,140)	526,602	(563,538)
$20,000,000	0.40%	03/20/17	JPMorgan Chase Bank	1.0%	Kingdom of Saudi Arabia	(847,574)	351,068	(496,506)

						$(5,958,347)	$2,794,742	$(3,163,605)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
CZK	-	Czech Koruna.
EUR	-	Euro Currency.
INR	-	Indian Rupee.
MXN	-	Mexican Peso.
NGN	-	Nigeria Naira.
RON	-	New Romanian Leu.
RSD	-	Serbian Dinar.
RUB	-	Russian Ruble.
SGD	-	Singapore Dollar.
ZAR	-	South African Rand.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $4,003,794,758 or 56.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered with in the United States except under special exemptions. At January 31, 2013, the value of these securities amounted to $1,380,062,770 or 19.5% of net assets.

(3)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(4)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2013.

(5)		All or a portion of this security is segregated for forward commitments.

(6)		Perpetual Maturity.

(7)		Fund sells foreign currency, buys U.S dollar.

Notes to Swap Agreements:

(1)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreements.

(3)	The values of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

As of January 31, 2013 for the above contracts and/or agreements, the Fund had sufficient securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Auto Manufacturers	0.8%
Banks	23.2
Beverages	0.6
Building Materials	2.7
Chemicals	1.8
Coal	0.8
Commercial Services	1.8
Diversified Financial Services	5.3
Electric	7.0
Energy-Alternate Sources	0.6
Engineering & Construction	1.4
Food	2.2
Foreign Government Bonds	24.8
Internet	0.5
Investment Companies	1.0
Iron & Steel	1.5
Mining	3.8
Multi-National	0.7
Municipal Bonds	0.7
Oil & Gas	10.6
Real Estate	2.4
Transportation	1.6
Short-Term Investments	4.3

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount		Fixed Income Securities	Value
		Brazil (13.0%)
	$5,000,000	Banco do Brasil S.A., (144A), 1%, due 04/15/49 (1)(2)	$4,987,500
BRL	10,111,000	Barclays Bank PLC, (Credit Linked Note to National Treasury of the Republic of Brazil, 0%, due 01/01/16), 0%, due 04/12/13	3,967,019
BRL	19,197,000	Barclays Bank PLC, (Credit Linked Note to National Treasury of the Republic of Brazil, Series F, 10%, due 01/01/18), 10%, due 08/29/13	9,978,565
BRL	11,500,000	Citigroup Funding, Inc., (Credit Linked Note to National Treasury of the Republic of Brazil, Series F, 10%, due 01/01/23), (144A), 8.15%, due 01/13/14 (1)(2)	5,935,652
BRL	4,061,000	JPMorgan Chase Bank, NA, (Credit Linked Note to National Treasury of the Republic of Brazil, Series B, 6%, due 08/15/50), 6%, due 10/25/13	6,432,770
BRL	11,676,000	JPMorgan Chase Bank, NA, (Credit Linked Note to National Treasury of the Republic of Brazil, Series F, 10%, due 01/01/23), 10%, due 10/04/13	6,055,443
	$4,000,000	Minerva Luxembourg S.A., (144A), 7.75%, due 01/31/23 (1)(3)	4,160,000
	3,000,000	Tonon Bioenergia S.A., (144A), 9.25%, due 01/24/20 (1)	2,985,000

		Total Brazil (Cost: $43,447,401)	44,501,949

		Chile (3.0%)
	5,000,000	Automotores Gildemeister S.A., (144A), 6.75%, due 01/15/23 (1)	5,175,000
CLP	2,400,000,000	Banco Santander Chile, (Reg. S), 6.5%, due 09/22/20 (4)(5)	5,079,567

		Total Chile (Cost: $9,923,943)	10,254,567

		China (Cost: $11,054,422) (3.3%)
CNY	69,520,000	Evergrande Real Estate Group Ltd., (Reg. S), 7.5%, due 01/19/14 (4)	11,278,412

		Colombia (4.0%)
COP	4,400,000,000	Colombia Government International Bond, 4.375%, due 03/21/23	2,523,654
COP	8,882,000,000	Empresa de Telecomunicaciones de Bogota, (144A), 7%, due 01/17/23 (1)	5,202,900
COP	8,842,000,000	Empresas Publicas de Medellin E.S.P., (144A), 8.375%, due 02/01/21 (1)	5,816,941

		Total Colombia (Cost: $12,757,109)	13,543,495

		Hungary (Cost: $7,496,709) (2.3%)
HUF	1,600,000,000	Hungary Government Bond, 6.75%, due 11/24/17	7,725,494

		India (2.6%)
INR	110,000,000	India Government Bond, 8.07%, due 07/03/17	2,082,720
INR	50,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/17	969,187

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount		Fixed Income Securities	Value
INR	125,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/18	$2,441,609
INR	175,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/19	3,415,974

		Total India (Cost: $9,789,692)	8,909,490

		Indonesia (4.6%)
IDR	39,250,000,000	Indonesia Treasury Bond, 5.25%, due 05/15/18	4,128,173
IDR	71,200,000,000	Indonesia Treasury Bond, 5.625%, due 05/15/23	7,538,435
IDR	34,000,000,000	Indonesia Treasury Bond, 7%, due 05/15/22	3,921,164

		Total Indonesia (Cost: $15,757,099)	15,587,772

		Malaysia (Cost: $6,437,095) (1.8%)
MYR	18,865,000	Malaysia Government Bond, 4.012%, due 09/15/17	6,272,919

		Mexico (10.9%)
MXN	48,280,100	Mexican BONOS Government Bond, 5%, due 06/15/17	3,844,375
MXN	163,751,600	Mexican BONOS Government Bond, 6.5%, due 06/09/22	14,264,894
MXN	222,487,200	Mexican BONOS Government Bond, 8%, due 12/17/15	19,099,521

		Total Mexico (Cost: $36,953,330)	37,208,790

		Peru (Cost: $4,868,850) (1.4%)
PEN	9,950,000	Peruvian Government International Bond, (Reg. S), 6.95%, due 08/12/31 (4)	4,858,156

		Philippines (Cost: $9,921,082) (3.1%)
PHP	317,000,000	Philippine Government Bond, 8%, due 07/19/31	10,551,858

		Poland (6.4%)
PLN	17,654,496	Poland Government Bond, 2.75%, due 08/25/23 (5)	6,302,321
PLN	27,400,000	Poland Government Bond, 5%, due 04/25/16 (5)	9,313,270
PLN	18,400,000	Poland Government Bond, 5.25%, due 10/25/17	6,430,953

		Total Poland (Cost: $21,671,386)	22,046,544

		Portugal (Cost: $4,040,563) (1.2%)
EUR	3,500,000	Portugal Obrigacoes do Tesouro OT, 3.85%, due 04/15/21	4,057,212

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount		Fixed Income Securities	Value
		Romania (Cost: $7,876,077) (2.4%)
RON	26,000,000	Romania Government Bond, 5.75%, due 01/27/16	$8,070,218

		Russia (9.4%)
RUB	81,000,000	Citigroup Funding, Inc., (Credit Linked Note to Russian Government Bond, 8.15%, due 02/03/27), (144A), 8.15%, due 02/05/27 (1)	2,994,992
RUB	235,000,000	JPMorgan Chase Bank, NA, (Credit Linked Note to Russian Government Bond, 7.35%, due 01/20/16), (144A), 7.35%, due 01/22/16 (1)	8,135,579
RUB	300,000,000	JPMorgan Chase Bank, NA, (Credit Linked Note to Russian Government Bond, 7.6%, due 04/14/21), 7.6%, due 04/16/21	10,695,722
RUB	281,293,000	JPMorgan Chase Bank, NA, (Credit Linked Note to Russian Government Bond, 8.15%, due 02/03/27), 8.15%, due 02/05/27	10,399,930

		Total Russia (Cost: $30,282,920)	32,226,223

		South Africa (7.0%)
ZAR	92,500,000	South Africa Government Bond, 6.75%, due 03/31/21	10,502,289
ZAR	58,200,000	South Africa Government Bond, 8%, due 12/21/18	7,128,229
ZAR	45,460,000	South Africa Government Bond, 10.5%, due 12/21/26	6,464,458

		Total South Africa (Cost: $25,490,481)	24,094,976

		Spain (Cost: $5,000,000) (1.5%)
	$5,000,000	BC Luxco 1 S.A., (144A), 7.375%, due 01/29/20 (1)	5,175,000

		Thailand (3.6%)
THB	165,000,000	Thailand Government Bond, 3.58%, due 12/17/27	5,274,744
THB	210,000,000	Thailand Government Bond, 3.625%, due 06/16/23	7,015,035

		Total Thailand (Cost: $12,162,435)	12,289,779

		Turkey (9.3%)
TRY	10,000,000	Akbank TAS, (144A), 7.5%, due 02/05/18 (1)	5,768,301
TRY	5,189,392	Turkey Government Bond, 2.5%, due 05/04/16	3,183,713
TRY	7,860,886	Turkey Government Bond, 3%, due 01/06/21	5,186,956
TRY	11,500,000	Turkey Government Bond, 7.5%, due 09/24/14	6,713,973
TRY	17,500,000	Turkey Government Bond, 9%, due 03/08/17	10,925,373

		Total Turkey (Cost: $31,000,329)	31,778,316

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount		Fixed Income Securities	Value
		Uruguay (3.2%)
UYU	104,568,776	Uruguay Government International Bond, 4.25%, due 04/05/27	$6,571,409
UYU	65,200,467	Uruguay Government International Bond, 4.375%, due 12/15/28	4,212,769

		Total Uruguay (Cost: $10,398,089)	10,784,178

		Venezuela (Cost: $6,843,837) (2.0%)
	$7,000,000	Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 11/02/17 (4)	6,895,000

		Total Fixed Income Securities (Cost: $323,172,849) (96.0%)	328,110,348

		Short-Term Investments
		Foreign Government Bonds
		Nigeria (2.5%)
NGN	230,925,000	Nigeria Treasury Bill, 0%, due 03/07/13	1,449,401
NGN	208,000,000	Nigeria Treasury Bill, 0%, due 04/25/13	1,289,388
NGN	224,000,000	Nigeria Treasury Bill, 0%, due 10/24/13	1,317,887
NGN	90,000,000	Nigeria Treasury Bill, 0%, due 11/21/13	526,198
NGN	702,947,000	Nigeria Treasury Bill, 0%, due 01/23/14	4,035,895

		Total Foreign Government Bonds (Cost: $8,533,297) (2.5%)	8,618,769

		Repurchase Agreement (Cost: $3,299,984) (1.0%)
	$3,299,984	State Street Bank & Trust Company, 0.01%, due 02/01/13 (collateralized by $3,390,000 Federal National Mortgage Association, 2.17%, due 11/07/22, valued at $3,368,762) (Total Amount to be Received Upon Repurchase $3,299,985)	3,299,984

		Total Short-Term Investments (Cost: $11,833,281) (3.5%)	11,918,753

		Total Investments (Cost: $335,006,130) (99.5%)	340,029,101
		Excess of Other Assets over Liabilities (0.5%)	1,680,276

		Total Net Assets (100.0%)	$341,709,377

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2013

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (6)
Bank of America	KRW	9,981,000,000	01/29/14	$9,000,000	$9,019,315	$19,315
Bank of America	CNY	62,900,000	08/1/13	10,000,000	10,034,751	34,751

				$19,000,000	$19,054,066	$54,066

SELL (7)
Bank of America	BRL	10,792,500	06/7/13	$(5,000,000)	$(5,329,159)	$(329,159)

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
CLP	-	Chilean Peso.
CNY	-	Chinese Yuan.
COP	-	Colombian Peso.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
KRW	-	South Korean Won.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
NGN	-	Nigeria Naira.
PEN	-	Peruvian Nouveau Sol.
PHP	-	Philippines Peso.
PLN	-	Polish Zloty.
RON	-	New Romanian Leu.
RUB	-	Russian Ruble.
THB	-	Thai Baht.
TRY	-	New Turkish Lira.
UYU	-	Uruguayan Peso.
ZAR	-	South African Rand.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $56,336,865 or 16.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2013.

(3)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(4)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered with in the United States except under special exemptions. At January 31, 2013, the value of these securities amounted to $28,111,135 or 8.2% of net assets.

(5)		All or a portion of this security is segregated to cover for when-issued or forward commitments.

(6)		Fund buys foreign currency, sells U.S. Dollar.

(7)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Auto Manufacturers	3.0%
Banks	3.1
Commercial Services	1.5
Electric	6.6
Food	2.1
Foreign Government Bonds	74.4
Oil & Gas	2.0
Real Estate	3.3
Short-Term Investments	3.5

Total	99.5%

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities — (Cost: $9,683) (0.3% of Net Assets)
$9,680	Scholar Funding Trust (11-A-A), (144A), 1.2%, due 10/28/43 (1)(2)	$9,715

	Commercial Mortgage-Backed Securities — Non-Agency (Cost: $1,012) (0.0%)
1,008	Morgan Stanley Dean Witter Capital I (01-TOP3-A4), 6.39%, due 07/15/33	1,010

	Residential Mortgage-Backed Securities — Agency (6.3%)
32,541	Federal Home Loan Mortgage Corp. (242-F29), 0.455%, due 11/15/36 (2)	32,455
30,601	Federal Home Loan Mortgage Corp. (2395-FT), 0.655%, due 12/15/31 (2)	30,720
28,581	Federal National Mortgage Association (01-70-OF), 1.153%, due 10/25/31 (2)	28,990
992	Federal National Mortgage Association (03-30-HP), 4.25%, due 07/25/17	992
16,525	Federal National Mortgage Association (04-W2-1A3F), 0.553%, due 02/25/44 (2)	16,440
43,487	Federal National Mortgage Association (05-W3-2AF), 0.423%, due 03/25/45 (2)	43,157
27,079	Federal National Mortgage Association (07-36-F), 0.433%, due 04/25/37 (2)	26,900
29,169	Federal National Mortgage Association (10-87-GA), 4%, due 02/25/24	29,925
13,690	Federal National Mortgage Association (93-247-FM), 2.2%, due 12/25/23 (2)	14,169
31,914	NCUA Guaranteed Notes (11-R6-1A), 0.588%, due 05/07/20 (2)(3)	31,957

	Total Residential Mortgage-Backed Securities — Agency (Cost: $251,144)	255,705

	Residential Mortgage-Backed Securities — Non-Agency (19.4%)
4,625	Accredited Mortgage Loan Trust (05-4-A2C), 0.413%, due 12/25/35 (2)	4,610
12,004	Banc of America Funding Corp. (06-G-2A3), 0.374%, due 07/20/36 (2)	11,866
14,967	Bear Stearns Alt-A Trust (04-13-A1), 0.943%, due 11/25/34 (2)	14,759
13,982	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.603%, due 08/25/43 (2)	13,722
35,318	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30 (2)	39,051
56,358	Centex Home Equity (05-A-AF5), 5.28%, due 01/25/35	60,495
36,033	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/28 (2)	39,539
56,889	Credit-Based Asset Servicing and Securitization LLC (05-CB4-AF3), 5.334%, due 07/25/35 (2)	56,301
19,329	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.203%, due 08/25/34 (2)	19,241
20,749	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.653%, due 10/25/34 (2)	20,426
44,414	HSBC Home Equity Loan Trust USA (05-2-M1), 0.664%, due 01/20/35 (2)	43,888
12,332	HSBC Home Equity Loan Trust USA (07-2-A2F), 5.69%, due 07/20/36	12,343
14,681	HSBC Home Equity Loan Trust USA (07-2-A2V), 0.364%, due 07/20/36 (2)	14,660
84,478	JPMorgan Mortgage Trust (05-A6-7A1), 3.029%, due 08/25/35 (2)(4)	79,069
11,104	Lehman XS Trust (05-6-1A3), 0.463%, due 11/25/35 (2)	11,016
61,401	MASTR Seasoned Securitization Trust (04-1-4A1), 2.85%, due 10/25/32 (2)	63,195
54,477	MASTR Seasoned Securitization Trust (05-1-4A1), 2.502%, due 10/25/32 (2)	55,107
41,913	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	44,690
21,776	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.653%, due 07/25/34 (2)	20,614

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$39,321	Origen Manufactured Housing (05-A-M1), 5.46%, due 06/15/36 (2)	$41,533
5,651	RAAC Series (06-SP2-A2), 0.373%, due 02/25/36 (2)	5,633
50,768	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	51,004
11,222	Residential Asset Mortgage Products, Inc. (05-RS5-AI3), 0.543%, due 05/25/35 (2)	11,047
9,176	Residential Asset Mortgage Products, Inc. (05-RS8-A2), 0.493%, due 10/25/33 (2)	9,087
38,721	Wells Fargo Mortgage-Backed Securities Trust (03-17-2A10), 5.5%, due 01/25/34	41,791

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $711,724)	784,687

	Corporate Bonds (34.2%)
	Airlines (4.5%)
95,790	Continental Airlines, Inc. Pass-Through Certificates (00-1-A1), 8.048%, due 05/01/22 (EETC)	109,919
74,946	JetBlue Airways Corp. Pass-Through Certificates (04-2-G1), 0.685%, due 02/15/18 (EETC) (2)	71,199

	Total Airlines (Cost: $171,303)	181,118

	Banks (15.2%)
75,000	Abbey National Treasury Services PLC (United Kingdom), 1.88%, due 04/25/14 (2)	75,348
10,000	Bank of America Corp., 5.625%, due 10/14/16	11,322
80,000	Bank of America N.A., 0.588%, due 06/15/16 (2)	76,922
7,000	Citigroup, Inc., 0.861%, due 08/25/36 (2)	5,158
75,000	Citigroup, Inc., 2.01%, due 05/15/18 (2)	76,825
70,000	City National Corp., 5.125%, due 02/15/13	70,084
75,000	Goldman Sachs Group, Inc. (The), 1.311%, due 02/07/14 (2)	75,331
75,000	JPMorgan Chase Bank N.A., 0.639%, due 06/13/16 (2)	73,586
50,000	Lloyds TSB Bank PLC (United Kingdom), 2.652%, due 01/24/14 (2)	50,897
100,000	National Australia Bank, Ltd. (Australia), 1.025%, due 04/11/14 (2)	100,381

	Total Banks (Cost: $610,549)	615,854

	Diversified Financial Services (4.1%)
70,000	American Express Credit Corp., 7.3%, due 08/20/13	72,557
60,000	General Electric Capital Corp., 0.692%, due 05/05/26 (2)	53,475
35,000	Macquarie Group, Ltd., (144A), 7.3%, due 08/01/14 (1)	37,734

	Total Diversified Financial Services (Cost: $153,215)	163,766

	Insurance (3.6%)
70,000	Farmers Insurance Exchange Note, (144A), 6%, due 08/01/14 (1)	73,834
70,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (1)(2)	70,000

	Total Insurance (Cost: $139,583)	143,834

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	REIT (5.8%)
$70,000	HCP, Inc., 6%, due 01/30/17	$80,932
70,000	Health Care REIT, Inc., 6.2%, due 06/01/16	80,160
50,000	Healthcare Realty Trust, Inc., 5.125%, due 04/01/14	52,036
20,000	Kimco Realty Corp., 4.82%, due 06/01/14	21,047

	Total REIT (Cost: $220,150)	234,175

	Telecommunications (Cost: $39,896) (1.0%)
40,000	iPCS, Inc., 2.437%, due 05/01/13 (2)	40,000

	Total Corporate Bonds (Cost: $1,334,696)	1,378,747

	Municipal Bond (Cost: $75,265) (2.0%)
75,000	State of Illinois, General Obligation, 4.511%, due 03/01/15	79,637

	Total Fixed Income Securities (Cost: $2,383,524) (62.2%)	2,509,501

Number of Shares	Money Market Investments
9,000	BlackRock Liquidity Funds TempFund Portfolio, 0.1% (5)	9,000
35,000	DWS Money Market Series — Institutional Shares, 0.11% (5)	35,000
37,500	JPMorgan Prime Money Market Fund — Institutional Class, 0.08% (5)	37,500

	Total Money Market Investments (Cost: $81,500) (2.0%)	81,500

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $24,788) (0.6%)
$24,788	State Street Bank & Trust Company, 0.01%, due 02/01/13 (collateralized by $30,000 Federal National Mortgage Association, 2.17%, due 11/07/22, valued at $29,812) (Total Amount to be Received Upon Repurchase $24,788)	24,788

	Time Deposit (Cost: $5,611) (0.1%)
5,611	State Street Euro Dollar Time Deposit, Inc., 0.01%, due 02/01/13 (3)	5,611

	Discount Notes (28.5%)
150,000	Federal Home Loan Bank Discount Note, 0.01%, due 02/27/13 (6)	149,988
65,000	Federal Home Loan Mortgage Corp. Discount Note, 0.01%, due 06/05/13 (5)	64,984
90,000	Federal Home Loan Mortgage Corp. Discount Note, 0.12%, due 02/27/13 (6)	89,992
244,000	Federal Home Loan Mortgage Corp. Discount Note, 0.12%, due 07/15/13 (3)(6)	243,911
30,000	Federal Home Loan Mortgage Corp. Discount Note, 0.13%, due 02/11/13 (6)	29,999
295,000	Federal National Mortgage Association Discount Note, 0.01%, due 02/27/13 (3)(6)	294,972
46,000	Federal National Mortgage Association Discount Note, 0.1%, due 05/22/13 (3)(6)	45,992
150,000	Federal National Mortgage Association Discount Note, 0.12%, due 05/08/13 (3)(6)	149,976

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Short-Term Investments	Value
	Discount Notes (Continued)
$80,000	Federal National Mortgage Association Discount Note, 0.12%, due 07/03/13 (3)(6)	$79,973

	Total Discount Notes (Cost: $1,149,686)	1,149,787

	U.S. Treasury Security (Cost: $69,984) (1.7%)
70,000	U.S. Treasury Bill, 0.055%, due 04/04/13 (6)	69,993

	Total Short-Term Investments (Cost: $1,250,069) (30.9%)	1,250,179

	Total Investments (Cost: $3,715,093) (95.1%)	3,841,180
	Excess of Other Assets over Liabilities (4.9%)	196,896

	Net Assets (100.0%)	$4,038,076

Total Return Swaps (3)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation	Premium Paid	Value
$1,597,390	02/20/13	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills	DJUBS Commodity Total Return Index	$11,725	$—	$11,725
$2,408,366	02/20/13	Citigroup Global Markets, Inc.	3-Month U.S. Treasury Bills	DJUBS Commodity Total Return Index	17,346	—	17,346

					$29,071	$—	$29,071

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $191,283 or 4.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2013.

(3)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

(4)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(5)	Rate disclosed, the 7-day net yield, is as of January 31, 2013.

(6)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Airlines	4.5%
Asset-Backed Securities	0.3
Banks	15.2
Commercial Mortgage-Backed Securities — Non-Agency	0.0 *
Diversified Financial Services	4.1
Insurance	3.6
Money Market Investments	2.0
Municipal Bonds	2.0
REIT	5.8
Residential Mortgage-Backed Securities — Agency	6.3
Residential Mortgage-Backed Securities — Non-Agency	19.4
Telecommunications	1.0
Short-Term Investments	30.9

Total	95.1%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount		Fixed Income Securities	Value
		Corporate Bonds (29.2%)
		Airlines (0.8% of Net Assets)
	$91,221	Delta Air Lines, Inc. Pass-Through Certificates (02-1G1), 6.718%, due 07/02/24 (EETC)	$101,256
	95,000	JetBlue Airways Corp. Pass-Through Certificates (04-1-G2), 0.728%, due 09/15/15 (EETC) (1)	92,950

		Total Airlines	194,206

		Auto Manufacturers (0.6%)
	125,000	Automotores Gildemeister S.A. (Chile), (144A), 8.25%, due 05/24/21 (2)	140,000

		Banks (12.4%)
	100,000	Abbey National Treasury Services PLC (United Kingdom), (144A), 3.875%, due 11/10/14 (2)	103,968
	200,000	Alfa Bank OJSC via Alfa Bond Issuance PLC (Russia), (144A), 7.75%, due 04/28/21 (2)	230,600
	105,000	Allied Irish Banks PLC (Ireland), 4%, due 03/19/15	145,745
	200,000	Banco Davivienda S.A. (Colombia), (144A), 5.875%, due 07/09/22 (2)	211,500
	200,000	Banco do Brasil S.A. (Brazil), (144A), 5.875%, due 01/26/22 (2)	217,000
	200,000	Bancolombia S.A. (Colombia), 5.125%, due 09/11/22	208,500
	250,000	Bank of America N.A., 6.1%, due 06/15/17	288,848
	300,000	Chase Capital VI, 0.937%, due 08/01/28 (1)	246,750
	200,000	Citigroup, Inc., 2.01%, due 05/15/18 (1)(3)	204,868
	110,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	127,785
	200,000	Itau Unibanco Holding S.A. (Brazil), (144A), 5.125%, due 05/13/23 (2)	206,000
	100,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17 (3)	107,025
	200,000	Yapi ve Kredi Bankasi AS (Turkey), (144A), 5.5%, due 12/06/22 (2)	200,000
RUB	11,000,000	Vnesheconombank (Russia), 7.9%, due 03/18/21 (1)	368,169

		Total Banks	2,866,758

		Chemicals (1.0%)
	$200,000	Mexichem S.A.B. de C.V. (Mexico), (144A), 6.75%, due 09/19/42 (2)	224,250

		Coal (0.4%)
	100,000	Arch Coal, Inc., 7%, due 06/15/19	90,250

		Diversified Financial Services (2.2%)
	200,000	General Electric Capital Corp., 0.692%, due 05/05/26 (1)	178,249
	250,000	Grupo Aval, Ltd. (Colombia), (144A), 4.75%, due 09/26/22 (2)	255,625
	65,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	69,550

		Total Diversified Financial Services	503,424

		Electric (1.8%)
	200,000	Mexico Generadora de Energia S. de R.L. (Mexico), (144A), 5.5%, due 12/06/32 (2)	216,500

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount		Fixed Income Securities	Value
	$200,000	Perusahaan Listrik Negara PT (Indonesia), (144A), 5.25%, due 10/24/42 (2)	$198,000

		Total Electric	414,500

		Energy-Alternate Sources (1.0%)
	200,000	Inkia Energy, Ltd. (Peru), (Reg. S), 8.375%, due 04/04/21 (3)(4)	225,000

		Engineering & Construction (1.0%)
	200,000	Odebrecht Finance, Ltd. (Brazil), (144A), 7.125%, due 06/26/42 (2)	232,760

		Food (0.9%)
	200,000	Virgolino de Oliveira Finance, Ltd. (Brazil), (144A), 10.5%, due 01/28/18 (2)	205,500

		Healthcare-Services (0.2%)
	55,000	HCA, Inc., 7.875%, due 02/15/20	60,981

		Insurance (0.5%)
	100,000	Farmers Exchange Capital, (144A), 7.05%, due 07/15/28 (2)	124,538

		Mining (1.0%)
	200,000	Vedanta Resources PLC (India), (144A), 8.25%, due 06/07/21 (2)	230,500

		Oil & Gas (3.5%)
	200,000	Gazprom Neft OAO via GPN Capital S.A. (Russia), (144A), 4.375%, due 09/19/22 (2)	201,250
	200,000	MIE Holdings Corp. (China), (144A), 9.75%, due 05/12/16 (2)	216,000
	200,000	Novatek OAO via Novatek Finance, Ltd. (Russia), (144A), 4.422%, due 12/13/22 (2)	200,250
	200,000	Petroleos de Venezuela S.A. (Venezuela), (Reg. S), 8.5%, due 11/02/17 (4)	197,000

		Total Oil & Gas	814,500

		Real Estate (1.0%)
	200,000	Country Garden Holdings Co., Ltd. (China), (144A), 11.125%, due 02/23/18 (2)	226,500

		REIT (0.9%)
	100,000	HCP, Inc., 3.75%, due 02/01/19	107,139
	100,000	SL Green Realty Corp., 5%, due 08/15/18	108,364

		Total REIT	215,503

		Total Corporate Bonds (Cost: $6,170,293) (29.2%)	6,769,170

		Foreign Government Bonds (35.9%)
AUD	335,000	Australia Government Bond, 5.75%, due 05/15/21 (3)	410,867
EUR	200,000	Autonomous Community of Catalonia (Spain), 3.875%, due 09/15/15	256,624
EUR	100,000	Autonomous Community of Valencia (Spain), 3.25%, due 07/06/15	126,683
EUR	710,000	Bundesrepublik Deutschland (Germany), 2.25%, due 09/04/21 (3)	1,026,836

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount		Fixed Income Securities	Value
CAD	430,000	Canada Housing Trust, (144A), 3.35%, due 12/15/20 (2)	$464,916
CLP	60,500,000	Chile Government Bond, 5.5%, due 08/05/20	143,156
EUR	265,000	France Government Bond OAT, 3.25%, due 10/25/21 (3)	394,439
ILS	880,000	Israel Government Bond, 5.5%, due 01/31/22	253,203
EUR	140,000	Italy Buoni Poliennali Del Tesoro, 4.75%, due 09/15/16	204,195
JPY	123,000,000	Japan Government Ten-Year Bond, 1%, due 09/20/21	1,391,016
JPY	15,000,000	Japan Government Thirty-Year Bond, 2%, due 03/20/42	165,514
MYR	880,000	Malaysia Government Bond, 4.16%, due 07/15/21	295,354
MXN	5,100,000	Mexican BONOS de Desarrollo, 6.5%, due 06/10/21	441,895
NOK	1,350,000	Norway Government Bond, 3.75%, due 05/25/21 (3)	271,473
PLN	700,000	Poland Government Bond, 5.5%, due 10/25/19	252,797
EUR	100,000	Portugal Obrigacoes do Tesouro OT, 4.1%, due 04/15/37	97,599
EUR	250,000	Portugal Obrigacoes do Tesouro OT, 6.4%, due 02/15/16	356,851
SGD	315,000	Singapore Government Bond, 2.25%, due 06/01/21 (3)	272,481
	$250,000	Slovenia Government International Bond, (144A), 5.5%, due 10/26/22 (2)	260,000
EUR	130,000	Spain Government Bond, 5.5%, due 04/30/21	184,369
SEK	1,500,000	Sweden Government Bond, 3.5%, due 06/01/22 (3)	266,071
TRY	250,000	Turkey Government Bond, 10.5%, due 01/15/20	173,419
GBP	230,000	United Kingdom Gilt, 3.75%, due 09/07/21 (3)	418,953
	$200,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (4)	194,000

		Total Foreign Government Bonds (Cost: $8,007,044)	8,322,711

		Asset-Backed Securities (4.1%)
	$200,000	CIFC Funding, Ltd. (12-2A-A1L), (144A), 1.76%, due 12/05/24 (1)(2)	200,611
	55,000	Educational Funding of the South, Inc. (11-1-A2), 0.951%, due 04/25/35 (1)	55,173
	80,095	GE Business Loan Trust (04-2A-A), (144A), 0.425%, due 12/15/32 (1)(2)	77,310
	53,876	Iowa Student Loan Liquidity Corp. (11-1-A), 1.56%, due 06/25/42 (1)	55,412
	225,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 0.952%, due 02/25/36 (1)(2)	152,156
	50,000	SLM Student Loan Trust (07-3-A4), 0.361%, due 01/25/22 (1)	48,121
	50,000	SLM Student Loan Trust (11-2-A2), 1.403%, due 10/25/34 (1)	51,261
	202,900	Spirit Master Funding LLC (05-1-A1), (144A), 5.05%, due 07/20/23 (2)	186,668
	150,000	Student Loan Consolidation Center (02-2-B2), (144A), 1.346%, due 07/01/42 (1)(2)	115,500

		Total Asset-Backed Securities (Cost: $927,236)	942,212

		Commercial Mortgage-Backed Securities — Non-Agency (1.9%)
	98,851	DBRR Trust (12-EZ1-A), (144A), 0.946%, due 09/25/45 (1)(2)	99,175
	115,000	DBUBS Mortgage Trust (11-LC3A-A2), 3.642%, due 08/10/44	124,462
	95,000	Greenwich Capital Commercial Funding Corp. (05-GG3-A4), 4.799%, due 08/10/42 (1)(3)	101,195
	1,907	LB-UBS Commercial Mortgage Trust (05-C7-A2), 5.103%, due 11/15/30	1,908

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$105,000	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43 (3)	$120,221

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $438,241)	446,961

	Residential Mortgage-Backed Securities — Agency (13.5%)
207,534	Federal Home Loan Mortgage Corp., Pool #E04113, 2.5%, due 11/01/27	215,195
60,051	Federal Home Loan Mortgage Corp. (2990-ND), 16.369%, due 12/15/34 (I/F) (PAC) (1)(3)	76,933
111,482	Federal Home Loan Mortgage Corp. (3001-HS), 16.236%, due 02/15/35 (I/F) (PAC) (1)(3)	134,379
393,467	Federal Home Loan Mortgage Corp. (3439-SC), 5.694%, due 04/15/38 (I/O) (I/F) (1)	55,966
155,359	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (3)	144,883
261,761	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41 (3)	279,034
269,640	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (3)	287,788
186,988	Federal National Mortgage Association, Pool #AB4670, 3%, due 03/01/27 (3)	199,171
298,404	Federal National Mortgage Association, Pool #AB5215, 3%, due 05/01/27 (3)	317,381
477,968	Federal National Mortgage Association (07-52-LS), 5.846%, due 06/25/37 (I/O) (I/F) (1)(3)	60,542
391,082	Federal National Mortgage Association (08-18-SM), 6.796%, due 03/25/38 (I/O) (I/F) (1)	54,231
322,664	Federal National Mortgage Association (09-115-SB), 6.046%, due 01/25/40 (I/O) (I/F) (1)(3)	44,471
582,182	Federal National Mortgage Association (10-116-SE), 6.396%, due 10/25/40 (I/O) (1)	78,494
323,578	Federal National Mortgage Association (10-35-IA), 5%, due 07/25/38 (I/O) (3)	17,613
150,000	Federal National Mortgage Association TBA, 2.5% (5)	155,344
385,000	Federal National Mortgage Association TBA, 3% (5)	397,633
572,137	Government National Mortgage Association (10-20-SE), 6.045%, due 02/20/40 (I/O) (1)(3)	104,501
205,135	Government National Mortgage Association (11-146-EI), 5%, due 11/16/41 (I/O) (PAC) (3)	47,689
566,360	Government National Mortgage Association (11-50-PS), 5.895%, due 02/20/41 (I/O) (PAC) (1)(3)	95,966
619,341	Government National Mortgage Association (11-69-GI), 5%, due 05/16/40 (I/O)	92,557
609,489	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC) (3)	67,119
200,000	Government National Mortgage Association II TBA, 3% (5)	208,625

	Total Residential Mortgage-Backed Securities — Agency (Cost: $3,015,836)	3,135,515

	Residential Mortgage-Backed Securities — Non-Agency (8.8%)
165,939	American Home Mortgage Investment Trust (07-1-GA1C), 0.393%, due 05/25/47 (1)	110,327
348,090	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.597%, due 10/25/35 (1)	308,705
90,668	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30	98,186
329,906	Lehman XS Trust (06-9-A1B), 0.16%, due 05/25/46 (1)(6)	258,507
1,251,739	Merrill Lynch Alternative Note Asset Trust (07-A3-A2D), 0.533%, due 04/25/37 (1)	176,906
451,524	Novastapr Home Equity Loan (06-2-A2C), 0.353%, due 06/25/36 (1)	269,860

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$204,702	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 2.68%, due 12/25/34 (1)	$195,815
550,664	Structured Asset Mortgage Investments, Inc. (06-AR3-22A1), 2.279%, due 05/25/36 (1)	306,281
382,319	Vanderbilt Mortgage Finance (00-C-ARM), 0.557%, due 10/07/30 (1)	307,085

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $1,563,020)	2,031,672

	U.S. Treasury Securities (8.1%)
685,000	U.S. Treasury Bond, 2.75%, due 08/15/42	630,842
855,000	U.S. Treasury Note, 0.75%, due 06/30/17 (3)	855,267
390,000	U.S. Treasury Note, 0.75%, due 10/31/17	388,647

	Total U.S. Treasury Securities (Cost: $1,908,158)	1,874,756

	Total Fixed Income Securities (Cost: $22,029,828) (101.5%)	23,522,997

Number of Shares	Money Market Investments (Cost: $17,000) (0.1%)
17,000	BlackRock Liquidity Funds TempFund Portfolio, 0.1% (7)	17,000

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $224,122) (1.0%)
$224,122	State Street Bank & Trust Company, 0.01%, due 02/01/13 (collateralized by $235,000 U.S. Treasury Note, 2.17%, due 11/07/22, valued at $233,528) (Total Amount to be Received Upon Repurchase $224,122)	224,122

	U.S. Treasury Security (Cost: $29,997) (0.1%)
30,000	U.S. Treasury Bill, 0.055%, due 04/04/13 (8)	29,997

	Total Short-Term Investments (Cost: $254,119) (1.1%)	254,119

	Total Investments (Cost: $22,300,947) (102.7%)	23,794,116
	Liabilities in Excess of Other Assets (-2.7%)	(616,049)

	Total Net Assets (100.0%)	$23,178,067

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
JPMorgan Securities Inc.	EUR	1,185,000	04/22/13	$1,583,503	$1,609,654	$26,151
JPMorgan Securities Inc.	JPY	174,512,000	04/22/13	1,951,752	1,909,417	(42,335)
JPMorgan Securities Inc.	KRW	498,250,000	04/22/13	469,140	455,569	(13,571)

				$4,004,395	$3,974,640	$(29,755)

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
SELL
13	10-Year U.S. Treasury Note Futures	03/19/13	$1,706,656	$28,352

Notes to the Schedule of Investments:

AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.
CLP	-	Chilean Peso.
EUR	-	Euro Currency.
GBP	-	British Pound Sterling.
ILS	-	Israeli Shekel.
JPY	-	Japanese Yen.
KRW	-	South Korean Won.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
NOK	-	Norwegian Krona.
PLN	-	Polish Zloty.
RUB	-	Russian Ruble.
SEK	-	Swedish Krona.
SGD	-	Singapore Dollar.
TRY	-	New Turkish Lira.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
REIT	-	Real Estate Investment Trust.
TBA	-	To be Announced.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2013.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $5,466,627 or 23.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments.

(4)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2013, the value of these securities amounted to $616,000 or 2.7% of net assets.

(5)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(6)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(7)		Rate disclosed, the 7-day net yield, is as of January 31, 2013.

(8)		Rate shown represents yield-to-maturity.

(9)		Fund buys foreign currency, sells U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Airlines	0.8%
Asset-Backed Securities	4.1
Auto Manufacturers	0.6
Banks	12.4
Chemicals	1.0
Coal	0.4
Commercial Mortgage-Backed Securities — Non-Agency	1.9
Diversified Financial Services	1.1
Electric	2.9
Energy-Alternate Sources	1.0
Engineering & Construction	1.0
Food	0.9
Foreign Government Bonds	35.9
Healthcare-Services	0.2
Insurance	0.5
Mining	1.0
Oil & Gas	3.5
Real Estate	1.0
REIT	0.9
Residential Mortgage-Backed Securities — Agency	13.5
Residential Mortgage-Backed Securities — Non-Agency	8.8
U.S. Government Agency Obligations	8.1
Money Market Investments	0.1
Short-Term Investments	1.1

Total	102.7%

See accompanying notes to financial statements.

TCW Global Bond Fund

Investments by Country (Unaudited)	January 31, 2013

Country	Percentage of Net Assets
Australia	1.8%
Brazil	3.7
Canada	2.0
Chile	1.2
China	1.9
Colombia	2.9
France	1.7
Germany	4.4
India	1.0
Indonesia	0.9
Ireland	0.6
Israel	1.1
Italy	0.9
Japan	6.7
Malaysia	1.3
Mexico	3.8
Netherlands	0.5
Norway	1.2
Peru	1.0
Poland	1.1
Portugal	2.0
Russia	4.3
Singapore	1.2
Slovenia	1.1
Spain	2.4
Sweden	1.1
Turkey	1.6
United Kingdom	2.3
United States	45.3
Venezuela	1.7

Total	102.7%

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Bank Loans (10.2% of Net Assets)
	Auto Manufacturers (0.9%)
$498,750	Navistar, Inc., First Lien Term Loan B, 7%, due 08/17/17 (1)	$505,234

	Auto Parts & Equipment (0.9%)
500,000	Schaeffler AG, Term Loan B2, 5%, due 01/27/17 (1)	505,416

	Electric (1.1%)
942,083	TXU U.S. Holdings Co., Extended First Lien Term Loan, 11%, due 10/10/17 (1)	618,389

	Insurance (0.5%)
250,000	Compass Investment, Inc., Term Loan, 5.25%, due 12/27/19 (1)	252,187

	Lodging (1.8%)
1,100,000	Caesars Entertainment Operating Co., First Lien Loan, 8%, due 01/28/18 (1)	1,020,556

	Media (0.7%)
490,872	Cengage Learning, Inc., Term Loan, 7.6%, due 07/03/14 (1)	388,198

	Mining (2.0%)
1,097,250	Fortescue Metals Group, Ltd., Term Loan, 5.5%, due 10/18/17 (1)	1,110,966

	Oil & Gas (1.4%)
250,000	NFR Energy LLC, Second Lien Term Loan, 8.75%, due 12/31/18 (1)	252,708
500,000	Samson Investment Co., Second Lien Term Loan, 6%, due 09/25/18 (1)	505,417

	Total Oil & Gas	758,125

	Software (0.9%)
500,000	First Data Corp., First Lien Extended Term Loan, 9.3%, due 03/24/18 (1)	495,469

	Total Bank Loans (Cost: $5,708,935)	5,654,540

	Corporate Bonds (82.6%)
	Airlines (2.4%)
280,000	Air Canada, (144A), 9.25%, due 08/01/15 (2)	295,400
241,396	Continental Airlines, Inc. Pass-Through Certificates (99-1-A), 6.545%, due 08/02/20 (EETC)	265,536
352,446	Delta Air Lines, Inc. Pass-Through Certificates (02-1G1), 6.718%, due 07/02/24 (EETC)	391,215
375,000	US Airways Group, Inc. Pass-Through Trust (12-2B), 6.75%, due 12/03/22 (EETC)	395,625

	Total Airlines	1,347,776

	Auto Manufacturers (1.1%)
580,000	Jaguar Land Rover Automotive PLC, (144A), 5.625%, due 02/01/23 (2)	591,600

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Auto Parts & Equipment (3.8%)
$495,000	Cooper-Standard Automotive, Inc., 8.5%, due 05/01/18	$537,075
750,000	Goodyear Tire & Rubber Co. (The), 8.25%, due 08/15/20	825,000
45,000	Schaeffler Finance BV (Germany), (144A), 7.75%, due 02/15/17 (2)	50,963
45,000	Schaeffler Finance BV (Germany), (144A), 8.5%, due 02/15/19 (2)	51,075
255,000	Tenneco, Inc., 6.875%, due 12/15/20	279,862
305,000	Tenneco, Inc., 7.75%, due 08/15/18	333,212

	Total Auto Parts & Equipment	2,077,187

	Banks (5.6%)
200,000	Ally Financial, Inc., 8%, due 11/01/31	250,500
140,000	CIT Group, Inc., (144A), 5.5%, due 02/15/19 (2)	149,800
1,030,000	CIT Group, Inc., (144A), 6.625%, due 04/01/18 (2)	1,153,600
980,000	JPMorgan Chase Capital XIII, 1.261%, due 09/30/34 (3)(4)	806,050
550,000	Provident Funding Associates, (144A), 10.25%, due 04/15/17 (2)(3)	616,000
100,000	Royal Bank of Scotland Group PLC (United Kingdom), 6.125%, due 12/15/22	103,035

	Total Banks	3,078,985

	Chemicals (0.3%)
155,000	Hexion US Finance Corp., 6.625%, due 04/15/20	152,675

	Coal (4.2%)
612,000	Alpha Appalachia Holdings, Inc., 3.25%, due 08/01/15 (Convertible Bond)	587,520
345,000	Alpha Natural Resources, Inc., 9.75%, due 04/15/18	376,050
665,000	Arch Coal, Inc., 7%, due 06/15/19	600,163
130,000	Arch Coal, Inc., 7.25%, due 06/15/21	116,350
250,000	Peabody Energy Corp., 4.75%, due 12/15/66 (Convertible Bond)	238,281
360,000	Walter Energy, Inc., (144A), 9.875%, due 12/15/20 (2)	396,900

	Total Coal	2,315,264

	Commercial Services (0.7%)
355,000	Ceridian Corp., (144A), 8.875%, due 07/15/19 (2)	396,713

	Computers (0.2%)
120,000	Brocade Communications Systems, Inc., (144A), 4.625%, due 01/15/23 (2)	119,700

	Diversified Financial Services (2.6%)
485,000	International Lease Finance Corp., (144A), 7.125%, due 09/01/18 (2)	567,450
200,000	Legg Mason, Inc., (144A), 6%, due 05/21/19 (2)	219,554

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Diversified Financial Services (Continued)
$640,000	ZFS Finance USA Trust V, (144A), 6.5%, due 05/09/67 (2)(3)	$678,400

	Total Diversified Financial Services	1,465,404

	Electric (5.4%)
640,000	Astoria Depositor Corp., (144A), 8.144%, due 05/01/21 (2)	640,000
848,000	DPL, Inc., 7.25%, due 10/15/21	913,720
500,000	Dynegy Roseton/Danskammer Pass-Through Trust, Series B, 7.67%, due 11/08/16 (5)	12,500
150,000	Electricite de France S.A., (France), (144A), 5.25%, due 12/31/49 (2)(3)	145,500
250,000	GenOn Americas Generation LLC, 9.125%, due 05/01/31	277,500
682,006	Mirant Mid-Atlantic Pass-Through Certificates, Series C, 10.06%, due 12/30/28	774,077
223,000	Puget Energy, Inc., 6%, due 09/01/21	248,272

	Total Electric	3,011,569

	Entertainment (1.4%)
200,000	Carmike Cinemas, Inc., 7.375%, due 05/15/19	218,500
45,000	Cinemark USA, Inc., (144A), 5.125%, due 12/15/22 (2)	45,563
450,000	Regal Cinemas Corp., 8.625%, due 07/15/19	497,250

	Total Entertainment	761,313

	Food (0.5%)
230,000	Post Holdings, Inc., 7.375%, due 02/15/22	255,300

	Gas (2.1%)
400,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	443,000
855,000	Southern Union Co., 3.33%, due 11/01/66 (3)	737,438

	Total Gas	1,180,438

	Healthcare-Products (0.2%)
120,000	Alere, Inc., (144A), 7.25%, due 07/01/18 (2)(3)	125,100

	Healthcare-Services (5.7%)
60,000	Amsurg Corp., (144A), 5.625%, due 11/30/20 (2)	62,700
840,000	CHS/Community Health Systems, Inc., 5.125%, due 08/15/18	884,100
240,000	CHS/Community Health Systems, Inc., 8%, due 11/15/19	264,600
130,000	DaVita, Inc., 5.75%, due 08/15/22	136,500
250,000	HCA, Inc., 6.5%, due 02/15/20	279,062
771,000	HCA, Inc., 7.25%, due 09/15/20	855,810
660,000	Tenet Healthcare Corp., (144A), 4.5%, due 04/01/21 (2)(6)	650,100

	Total Healthcare-Services	3,132,872

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Home Furnishings (0.5%)
$250,000	Tempur-Pedic International, Inc., (144A), 6.875%, due 12/15/20 (2)	$260,000

	Household Products/Wares (2.8%)
550,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 5.75%, due 10/15/20	563,062
420,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 7.125%, due 04/15/19	449,925
425,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 7.875%, due 08/15/19	467,500
30,000	Spectrum Brands Escrow Corp., (144A), 6.375%, due 11/15/20 (2)	31,913
20,000	Spectrum Brands Escrow Corp., (144A), 6.625%, due 11/15/22 (2)	21,600

	Total Household Products/Wares	1,534,000

	Insurance (0.5%)
300,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (2)(3)	300,000

	Iron & Steel (1.5%)
125,000	ArcelorMittal (Luxembourg), 6%, due 03/01/21 (3)	131,309
260,000	ArcelorMittal (Luxembourg), 6.75%, due 02/25/22	284,375
315,000	ArcelorMittal (Luxembourg), 10.35%, due 06/01/19	395,571

	Total Iron & Steel	811,255

	Lodging (0.1%)
70,000	Caesars Operating Escrow LLC/Caesars Escrow Corp., (144A), 9%, due 02/15/20 (2)	71,225

	Machinery-Diversified (0.3%)
140,000	Cleaver-Brooks, Inc., (144A), 8.75%, due 12/15/19 (2)	149,975

	Media (7.7%)
65,000	Cablevision Systems Corp., 5.875%, due 09/15/22	63,944
590,000	Cablevision Systems Corp., 8%, due 04/15/20	669,650
400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, due 06/01/20	445,000
670,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, due 04/30/20	750,400
195,000	Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., (144A), 6.375%, due 09/15/20 (2)	203,775
45,000	Clear Channel Worldwide Holdings, Inc., (144A), 6.5%, due 11/15/22 (2)	47,250
190,000	Clear Channel Worldwide Holdings, Inc., (144A), 6.5%, due 11/15/22 (2)	201,400
130,000	DISH DBS Corp., 5.875%, due 07/15/22	137,800
310,000	DISH DBS Corp., 6.75%, due 06/01/21	346,812
220,000	Nara Cable Funding, Ltd., (144A), 8.875%, due 12/01/18 (2)	224,400

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Media (Continued)
$210,000	Sinclair Television Group, Inc., (144A), 6.125%, due 10/01/22 (2)	$224,175
200,000	Townsquare Radio LLC/Townsquare Radio, Inc., (144A), 9%, due 04/01/19 (2)	221,000
675,000	Univision Communications, Inc., (144A), 7.875%, due 11/01/20 (2)	735,750

	Total Media	4,271,356

	Miscellaneous Manufacturers (0.3%)
150,000	Bombardier, Inc., (144A), 6.125%, due 01/15/23 (2)	151,500

	Oil & Gas (17.2%)
770,000	Chaparral Energy, Inc., 8.25%, due 09/01/21	854,700
335,000	Chesapeake Energy Corp., 2.25%, due 12/15/38 (Convertible Bond)	292,288
720,000	Chesapeake Energy Corp., 2.5%, due 05/15/37 (Convertible Bond)	700,200
115,000	Chesapeake Energy Corp., 6.775%, due 03/15/19	116,438
315,000	Cimarex Energy Co., 5.875%, due 05/01/22	336,262
300,000	Concho Resources, Inc., 5.5%, due 04/01/23	316,500
575,000	Continental Resources, Inc., 5%, due 09/15/22	612,375
475,000	EP Energy LLC/EP Energy Finance, Inc., 9.375%, due 05/01/20	530,812
380,000	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	419,900
1,100,000	Newfield Exploration Co., 5.625%, due 07/01/24 (4)	1,190,750
945,000	Pacific Drilling V, Ltd., (144A), 7.25%, due 12/01/17 (2)	982,800
370,000	Parker Drilling Co., 9.125%, due 04/01/18	399,600
650,000	QEP Resources, Inc., 5.25%, due 05/01/23	682,500
400,000	Quicksilver Resources, Inc., 8.25%, due 08/01/15	386,000
250,000	Quicksilver Resources, Inc., 11.75%, due 01/01/16	255,000
470,000	SandRidge Energy, Inc., 7.5%, due 03/15/21	498,200
345,000	SandRidge Energy, Inc., 8.125%, due 10/15/22	373,462
280,000	Seadrill, Ltd., (144A), 5.625%, due 09/15/17 (2)	283,500
240,000	SM Energy Co., 6.5%, due 01/01/23	255,600

	Total Oil & Gas	9,486,887

	Packaging & Containers (2.7%)
500,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., (144A), 4.875%, due 11/15/22 (2)	498,750
240,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., (144A), 7.375%, due 10/15/17 (2)	263,400
675,000	Bway Holding Co., 10%, due 06/15/18	754,313

	Total Packaging & Containers	1,516,463

	Pharmaceuticals (0.9%)
310,000	Valeant Pharmaceuticals International, (144A), 6.75%, due 08/15/21 (2)	324,725

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Pharmaceuticals (Continued)
$40,000	Valeant Pharmaceuticals International, (144A), 7%, due 10/01/20 (2)	$42,650
50,000	Valeant Pharmaceuticals International, (144A), 7.25%, due 07/15/22 (2)	54,500
50,000	VPI Escrow Corp., (144A), 6.375%, due 10/15/20 (2)	51,875

	Total Pharmaceuticals	473,750

	Pipelines (2.0%)
490,000	El Paso LLC, 7.75%, due 01/15/32	576,132
351,000	El Paso LLC, 7.8%, due 08/01/31	408,476
120,000	El Paso LLC, 8.05%, due 10/15/30	139,873

	Total Pipelines	1,124,481

	Software (0.8%)
420,000	First Data Corp., (144A), 7.375%, due 06/15/19 (2)	442,575

	Storage/Warehousing (1.2%)
625,000	Mobile Mini, Inc., 7.875%, due 12/01/20	692,188

	Telecommunications (7.9%)
360,000	CenturyLink, Inc., 5.8%, due 03/15/22	377,226
385,000	GCI, Inc., 8.625%, due 11/15/19	407,138
316,000	Intelsat Jackson Holdings SA (Luxembourg), (144A), 7.25%, due 10/15/20 (2)	338,120
150,000	Intelsat Jackson Holdings SA (Luxembourg), 7.5%, due 04/01/21	163,875
340,000	Intelsat Jackson Holdings SA (Luxembourg), 8.5%, due 11/01/19	376,550
197,000	Level 3 Financing, Inc., (144A), 7%, due 06/01/20 (2)	208,820
40,000	NeuStar, Inc., (144A), 4.5%, due 01/15/23 (2)	40,000
225,000	Qwest Corp., 7.25%, due 09/15/25	264,375
405,000	Sprint Nextel Corp., (144A), 9%, due 11/15/18 (2)	502,200
655,000	Sprint Nextel Corp., 9.25%, due 04/15/22	792,550
825,000	Windstream Corp., 7.75%, due 10/15/20	897,187

	Total Telecommunications	4,368,041

	Total Corporate Bonds (Cost: $44,504,851) (82.6%)	45,665,592

	Municipal Bonds (Cost: $36,938) (0.1%)
30,000	NYC Industrial Development Agency, (144A), 11%, due 03/01/29 (2)	41,500

	Asset-Backed Securities (2.4%)
125,000	ALM Loan Funding (12-7A-B), (144A), 3.452%, due 10/19/24 (2)(3)	124,588
125,000	BlueMountain CLO, Ltd. (12-2A-C), (144A), 3.062%, due 11/20/24 (2)(3)	123,239
75,000	Cerberus Offshore Levered I LP (12-1A-B), (144A), 5.197%, due 11/30/18 (2)(3)	75,658
125,000	CIFC Funding, Ltd. (12-2A-A3L), (144A), 3.36%, due 12/05/24 (2)(3)	124,062

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$100,000	Dryden XXV Senior Loan Fund (12-25A-C), (144A), 3.31%, due 01/15/25 (2)(3)	$99,257
75,000	Galaxy CLO, Ltd. (12-14A-C1), (144A), 3.41%, due 11/15/24 (2)(3)	74,027
125,000	Halcyon Loan Advisors Funding, Ltd. (12-2A-C), (144A), 3.205%, due 12/20/24 (2)(3)	121,194
100,000	LCM XII LP (12A-C), (144A), 3.552%, due 10/19/22 (2)(3)	99,999
100,000	LCM XII LP (12A-D), (144A), 4.802%, due 10/19/22 (2)(3)	100,633
100,000	Oak Hill Credit Partners (12-7A-C1), (144A), 3.59%, due 11/20/23 (2)(3)	100,330
125,000	Race Point CLO, Ltd. (12-7A-C), (144A), 3.31%, due 11/08/24 (2)(3)	124,099
75,000	Slater Mill Loan Fund LP (12-1A-C), (144A), 4.111%, due 08/17/22 (2)(3)	75,347
100,000	Sound Point CLO, Ltd. (12-1A-C), (144A), 3.602%, due 10/20/23 (2)(3)	99,999

	Total Asset-Backed Securities (Cost: $1,317,170)	1,342,432

	Total Fixed Income Securities (Cost: $51,567,894) (95.3%)	52,704,064

Number of Shares	Common Stock
	Electric (Cost: $398,207) (0.4%)
11,578	Dynegy, Inc. (7)	231,560

	Money Market Investments
556,000	BlackRock Liquidity Funds TempFund Portfolio, 0.1% (8)	556,000
556,000	DWS Money Market Series — Institutional Shares, 0.11% (8)	556,000

	Total Money Market Investments (Cost: $1,112,000) (2.0%)	1,112,000

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $1,249,923) (2.2%)
$1,249,923	State Street Bank & Trust Company, 0.01%, due 02/01/13 (collateralized by $1,285,000 Federal National Mortgage Association, 2.17%, due 11/07/22, valued at $1,276,949) (Total Amount to be Received Upon Repurchase $1,249,924)	1,249,923

	Total Repurchase Agreement (Cost: $1,249,923)	1,249,923

	U.S. Treasury Security (Cost: $34,997) (0.1%)
35,000	U.S. Treasury Bill, 0.052%, due 04/04/13 (9)	34,997

	Total Short-Term Investments (Cost: $1,284,920) (2.3%)	1,284,920

	Total Investments (Cost: $54,363,021) (100.0%)	55,332,544
	Liabilities in Excess of Other Assets (0.0%)	(23,207)

	Net Assets (100.0%)	$55,309,337

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
SELL
4	30-Year U.S. Treasury Bond Futures	03/19/13	$573,875	$24,336

Notes to the Schedule of Investments:

CLO	Collateralized Loan Obligation.

EETC	Enhanced Equipment Trust Certificate.

(1)	Rate stated is the effective yield.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $15,217,928 or 27.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2013.

(4)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments.

(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(6)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(7)	Non-income producing security.

(8)	Rate disclosed, the 7-day net yield, is as of January 31, 2013.

(9)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Airlines	2.4%
Asset-Backed Securities	2.4
Auto Manufacturers	2.0
Auto Parts & Equipment	4.7
Banks	5.6
Chemicals	0.3
Coal	4.2
Commercial Services	0.7
Computers	0.2
Diversified Financial Services	2.6
Electric	6.5
Entertainment	1.4
Food	0.5
Gas	2.1
Healthcare-Products	0.2
Healthcare-Services	5.7
Home Furnishings	0.5
Household Products/Wares	2.8
Independent Power Producers & Energy Traders	0.4
Insurance	1.0
Iron & Steel	1.5
Lodging	1.9
Machinery-Diversified	0.3
Media	8.4
Mining	2.0
Miscellaneous Manufacturers	0.3
Municipal Bonds	0.1
Oil & Gas	18.6
Packaging & Containers	2.7
Pharmaceuticals	0.9
Pipelines	2.0
Software	1.7
Storage/Warehousing	1.2
Telecommunications	7.9
Money Market Investments	2.0
Short-Term Investments	2.3

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (2.4% of Net Assets)
$223,421	Federal Home Loan Mortgage Corp., Pool #310005, 5.683%, due 11/01/19 (1)	$237,579
56,949	Federal National Mortgage Association, Pool #745506, 5.662%, due 02/01/16	63,548

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $302,326)	301,127

	Commercial Mortgage-Backed Securities — Non-Agency (12.9%)
50,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. (04-1-A4), 4.76%, due 11/10/39	51,273
78,140	Banc of America Merrill Lynch Commercial Mortgage, Inc. (05-3-ASB), 4.589%, due 07/10/43	80,265
45,000	Bear Stearns Commercial Mortgage Securities Trust (05-T20-A4A), 5.148%, due 10/12/42 (1)	49,609
29,414	Bear Stearns Commercial Mortgage Securities Trust (06-PW14-A2), 5.123%, due 12/11/38	29,386
1,011	Bear Stearns Commercial Mortgage Securities Trust (06-T22-A3), 5.572%, due 04/12/38 (1)	1,011
33,370	Citigroup Commercial Mortgage Trust (04-C1-A3), 5.251%, due 04/15/40	33,358
17,889	Commercial Mortgage Asset Trust (99-C1-A4), 6.975%, due 01/17/32	17,976
32,518	Credit Suisse First Boston Mortgage Securities Corp. (04-C2-A1), 3.819%, due 05/15/36	32,979
45,000	Credit Suisse First Boston Mortgage Securities Corp. (05-C4-A5), 5.104%, due 08/15/38 (1)	48,662
42,164	Credit Suisse Mortgage Capital Certificates (06-C5-AAB), 5.308%, due 12/15/39	42,627
98,851	DBRR Trust (12-EZ1-A), (144A), 0.946%, due 09/25/45 (1)(2)	99,175
77,056	GE Capital Commercial Mortgage Corp. (05-C4-A2), 5.305%, due 11/10/45 (1)	77,045
34,266	Greenwich Capital Commercial Funding Corp. (04-GG1-A7), 5.317%, due 06/10/36 (1)	35,515
9,276	GS Mortgage Securities Corp. II (05-GG4-A3), 4.607%, due 07/10/39	9,421
42,926	JPMorgan Chase Commercial Mortgage Securities Corp. (03-PM1A-A4), 5.326%, due 08/12/40 (1)	43,286
55,000	JPMorgan Chase Commercial Mortgage Securities Corp. (05-CB13-A3A1), 5.293%, due 01/12/43 (1)	55,169
38,770	JPMorgan Chase Commercial Mortgage Securities Corp. (05-LDP1-A2), 4.625%, due 03/15/46	38,811
45,866	JPMorgan Chase Commercial Mortgage Securities Corp. (05-LDP2-A3A), 4.678%, due 07/15/42	46,280
42,813	JPMorgan Chase Commercial Mortgage Securities Corp. (05-LDP5-A2), 5.198%, due 12/15/44	42,812
49,090	JPMorgan Chase Commercial Mortgage Securities Corp. (06-CB14-ASB), 5.506%, due 12/12/44 (1)	51,999
38,728	JPMorgan Chase Commercial Mortgage Securities Corp. (06-LDP8-A3A), 5.388%, due 05/15/45	39,254
65,000	JPMorgan Chase Commercial Mortgage Securities Corp. (06-LDP9-A3S), (144A), 5.24%, due 05/15/47 (2)	67,111
53,726	LB-UBS Commercial Mortgage Trust (03-C8-A3), 4.83%, due 11/15/27	54,453

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Non-Agency (Continued)
$63,372	LB-UBS Commercial Mortgage Trust (04-C7-A1A), 4.475%, due 10/15/29	$66,576
49,185	LB-UBS Commercial Mortgage Trust (05-C1-A3), 4.545%, due 02/15/30	49,385
14,700	LB-UBS Commercial Mortgage Trust (05-C7-A2), 5.103%, due 11/15/30	14,708
61,840	LB-UBS Commercial Mortgage Trust (06-C7-A2), 5.3%, due 11/15/38	65,089
54,026	Merrill Lynch/Countrywide Commercial Mortgage Trust (06-2-A2), 5.878%, due 06/12/46 (1)	54,181
46,480	Merrill Lynch/Countrywide Commercial Mortgage Trust (06-4-A2FL), 0.325%, due 12/12/49 (1)	46,233
51,450	Morgan Stanley Capital I Trust (04-HQ3-A4), 4.8%, due 01/13/41	52,790
75,631	Morgan Stanley Capital I Trust (04-IQ7-A4), 5.396%, due 06/15/38 (1)	78,919
42,348	Morgan Stanley Capital I Trust (06-T23-A2), 5.749%, due 08/12/41 (1)	42,544
32,409	Morgan Stanley Capital I Trust (07-HQ11-A2), 5.359%, due 02/12/44	33,217
13,572	Wachovia Bank Commercial Mortgage Trust (03-C8-A3), 4.445%, due 11/15/35	13,693
71,151	Wachovia Bank Commercial Mortgage Trust (06-C28-A2), 5.5%, due 10/15/48	71,971

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $1,598,341)	1,636,783

	Residential Mortgage-Backed Securities — Agency (28.3%)
103,829	Federal Home Loan Mortgage Corp. (263-F5), 0.705%, due 06/15/42 (1)	104,542
46,774	Federal Home Loan Mortgage Corp. (2550-FI), 0.555%, due 11/15/32 (TAC) (1)	46,784
80,167	Federal Home Loan Mortgage Corp. (2581-F), 0.655%, due 12/15/32 (1)	80,324
152,142	Federal Home Loan Mortgage Corp. (3798-BF), 0.505%, due 06/15/24 (1)	152,434
90,324	Federal Home Loan Mortgage Corp. (3946-FG), 0.555%, due 10/15/39 (PAC) (1)	90,825
19,509	Federal Home Loan Mortgage Corp., Pool #1B1010, 2.875%, due 08/01/33 (1)	20,948
55,888	Federal Home Loan Mortgage Corp., Pool #610967, 2.428%, due 04/01/28 (1)	59,405
141,193	Federal Home Loan Mortgage Corp., Pool #780721, 2.375%, due 08/01/33 (1)	149,345
40,101	Federal Home Loan Mortgage Corp., Pool #780833, 2.358%, due 09/01/33 (1)	42,976
32,138	Federal Home Loan Mortgage Corp., Pool #789924, 2.4%, due 11/01/32 (1)	35,145
73,614	Federal National Mortgage Association (03-11-FA), 1.203%, due 09/25/32 (1)	75,092
2,947	Federal National Mortgage Association (03-26-QF), 0.603%, due 10/25/17 (1)	2,947
77,741	Federal National Mortgage Association (03-74-F), 0.603%, due 02/25/31(1)	77,772
71,961	Federal National Mortgage Association (07-64-FA), 0.673%, due 07/25/37 (1)	71,961
72,210	Federal National Mortgage Association, Pool #254548, 5.5%, due 12/01/32	79,260
91,489	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	102,218
4,400	Federal National Mortgage Association, Pool #661691, 2.69%, due 10/01/32 (1)	4,604
64,973	Federal National Mortgage Association, Pool #725886, 2.667%, due 05/01/34 (1)	69,101
48,953	Federal National Mortgage Association, Pool #786884, 2.81%, due 08/01/34 (1)	51,627
83,048	Federal National Mortgage Association, Pool #826239, 2.364%, due 07/01/35 (1)	87,502
173,223	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	191,006

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$63,895	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	$69,809
257,835	Government National Mortgage Association (12-13-KF), 0.504%, due 07/20/38 (1)	258,564
38,316	Government National Mortgage Association II, Pool #80022, 1.625%, due 12/20/26 (1)	39,543
31,732	Government National Mortgage Association II, Pool #80636, 1.75%, due 09/20/32 (1)	32,986
164,433	Government National Mortgage Association II, Pool #80734, 1.75%, due 09/20/33 (1)	171,477
5,400	Government National Mortgage Association II, Pool #80747, 1.625%, due 10/20/33 (1)	5,580
21,388	Government National Mortgage Association II, Pool #80757, 1.75%, due 10/20/33 (1)	22,243
71,385	Government National Mortgage Association II, Pool #80764, 1.625%, due 11/20/33 (1)	74,190
67,896	Government National Mortgage Association II, Pool #80766, 1.625%, due 11/20/33 (1)	70,563
164,690	Government National Mortgage Association II, Pool #80797, 1.625%, due 01/20/34 (1)	170,676
69,094	Government National Mortgage Association II, Pool #80869, 1.75%, due 04/20/34 (1)	72,504
65,354	Government National Mortgage Association II, Pool #80937, 1.75%, due 06/20/34 (1)	70,033
136,200	NCUA Guaranteed Notes (10-R1-1A), 0.657%, due 10/07/20 (1)	136,950
99,155	NCUA Guaranteed Notes (10-R2-1A), 0.577%, due 11/06/17 (1)	99,527
125,553	NCUA Guaranteed Notes (10-R3-1A), 0.767%, due 12/08/20 (1)	126,961
165,682	NCUA Guaranteed Notes (10-R3-2A), 0.767%, due 12/08/20 (1)	167,384
115,935	NCUA Guaranteed Notes (11-R2-1A), 0.657%, due 02/06/20 (1)	116,333
71,554	NCUA Guaranteed Notes (11-R3-1A), 0.606%, due 03/11/20 (1)	71,775
169,370	NCUA Guaranteed Notes (11-R5-1A), 0.587%, due 04/06/20 (1)	169,635
42,552	NCUA Guaranteed Notes (11-R6-1A), 0.587%, due 05/07/20 (1)	42,610

	Total Residential Mortgage-Backed Securities — Agency (Cost: $3,518,034)	3,585,161

	Residential Mortgage-Backed Securities — Non-Agency (4.6%)
15,183	Ameriquest Mortgage Securities, Inc. (05-R11-A2C), 0.433%, due 01/25/36 (1)	15,166
16,806	Banc of America Funding Corp. (06-G-2A3), 0.374%, due 07/20/36 (1)	16,612
27,963	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.603%, due 08/25/43 (1)	27,445
200,277	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.495%, due 11/25/32 (1)	200,600
38,658	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.203%, due 08/25/34 (1)	38,483
13,061	First Franklin Mortgage Loan Asset-Backed Certificates (05-FF9-A3), 0.483%, due 10/25/35 (1)	13,039
15,706	Home Equity Asset Trust (07-2-2A1), 0.313%, due 07/25/37 (1)	15,665
40,951	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.653%, due 10/25/34 (1)	40,315
53,790	JPMorgan Mortgage Acquisition Corp. (05-WMC1-M1), 0.623%, due 09/25/35 (1)	52,337
5,009	JPMorgan Mortgage Trust (05-A3-3A3), 2.599%, due 06/25/35 (1)	5,001

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$9,951	Long Beach Mortgage Loan Trust (05-2-M2), 0.893%, due 04/25/35 (1)	$9,949
25,387	Morgan Stanley ABS Capital I, Inc. Trust (05-WMC6-M1), 0.683%, due 07/25/35 (1)	25,257
43,552	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.653%, due 07/25/34 (1)	41,227
11,772	RAAC Series Trust (06-SP2-A2), 0.373%, due 02/25/36 (1)	11,736
31,485	Residential Accredit Loans, Inc. (02-QS16-A2), 0.753%, due 10/25/17 (1)	30,131
22,443	Residential Asset Mortgage Products, Inc. (05-RS5-AI3), 0.543%, due 05/25/35 (1)	22,093
18,075	Residential Asset Mortgage Products, Inc. (05-RS8-A2), 0.493%, due 10/25/33 (1)	17,899
1,820	Wells Fargo Mortgage Backed Securities Trust (04-DD-2A5), 2.617%, due 01/25/35 (1)	1,816

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $570,578)	584,771

	Corporate Bonds (12.7%)
	Airlines (0.4%)
50,000	JetBlue Airways Corp. Pass-Through Trust (04-2-G2), 0.76%, due 05/15/18 (EETC) (1)	45,125

	Banks (5.0%)
50,000	Abbey National Treasury Services PLC (United Kingdom), 1.88%, due 04/25/14 (1)	50,232
150,000	Bank of America Corp., 1.72%, due 01/30/14 (1)	151,296
50,000	Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14	51,024
30,000	Citigroup, Inc., 6.375%, due 08/12/14	32,290
60,000	Goldman Sachs Group, Inc. (The), 1.311%, due 02/07/14 (1)	60,265
30,000	Goldman Sachs Group, Inc. (The), 3.3%, due 05/03/15	31,193
50,000	JPMorgan Chase Bank N.A., 0.639%, due 06/13/16 (1)	49,057
150,000	Lloyds TSB Bank PLC (United Kingdom), 2.652%, due 01/24/14 (1)	152,691
60,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	61,837

	Total Banks	639,885

	Diversified Financial Services (0.4%)
50,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (2)	53,500

	Electric (1.0%)
84,046	Mirant Mid-Atlantic Pass-Through Certificates, Series B, 9.125%, due 06/30/17	94,131
30,000	PNM Resources, Inc., 9.25%, due 05/15/15	34,200

	Total Electric	128,331

	Food (0.4%)
50,000	Kraft Foods Group, Inc., (144A), 1.625%, due 06/04/15	50,862

	Insurance (1.3%)
60,000	Farmers Insurance Exchange, (144A), 6%, due 08/01/14 (2)	63,287
100,000	Metropolitan Life Global Funding I, (144A), 1.7%, due 06/29/15 (2)	101,983

	Total Insurance	165,270

	Real Estate (0.9%)
100,000	WEA Finance LLC, (144A), 7.5%, due 06/02/14 (2)	108,346

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	REIT (2.9%)
$200,000	Duke Realty LP, 5.4%, due 08/15/14	$211,861
30,000	Health Care REIT, Inc., 6%, due 11/15/13	31,180
115,000	Healthcare Realty Trust, Inc., 5.125%, due 04/01/14	119,682

	Total REIT	362,723

	Telecommunications (0.4%)
50,000	Verizon Communications, Inc., 1.95%, due 03/28/14	50,854

	Total Corporate Bonds (Cost: $1,578,429)	1,604,896

	Municipal Bonds (2.3%)
150,000	Illinois State Build America Bonds, 4.071%, due 01/01/14	153,797
125,000	State of California, General Obligation Unlimited, 5.95%, due 04/01/16	140,635

	Total Municipal Bonds (Cost: $291,921)	294,432

	U.S. Government Agency Obligations (11.3%)
90,000	Federal Home Loan Bank, 0.2%, due 11/15/13 (1)	90,036
135,000	Federal Home Loan Bank, 0.5%, due 10/16/15	134,977
140,000	Federal Home Loan Bank, 0.5%, due 01/08/16	140,029
150,000	Federal Home Loan Bank, 0.55%, due 11/13/15	150,031
70,000	Federal Home Loan Mortgage Corp., 0.75%, due 10/05/16	69,926
150,000	Federal National Mortgage Association, 0.5%, due 11/06/15	149,929
140,000	Federal National Mortgage Association, 0.5%, due 01/15/16	139,846
125,000	Federal National Mortgage Association, 0.5%, due 01/29/16	124,996
140,000	Federal National Mortgage Association, 0.625%, due 02/22/16	139,835
150,000	Federal National Mortgage Association, 0.625%, due 05/23/16	150,139
140,000	Federal National Mortgage Association, 0.65%, due 04/30/15	140,150

	Total U.S. Government Agency Obligations (Cost: $1,430,029)	1,429,894

	U.S. Treasury Securities (13.0%)
350,625	U.S. Treasury Inflation Indexed Bond, 0.5%, due 04/15/15 (3)	368,814
582,080	U.S. Treasury Inflation Indexed Bond, 1.25%, due 04/15/14 (3)	603,044
60,294	U.S. Treasury Inflation Indexed Bond, 1.625%, due 01/15/15 (3)	64,515
545,351	U.S. Treasury Inflation Indexed Note, 1.875%, due 07/15/13 (3)	557,195
50,000	U.S. Treasury Note, 0.25%, due 08/15/15	49,875

	Total U.S. Treasury Securities (Cost: $1,643,092)	1,643,443

	Total Fixed Income Securities (Cost: $10,932,750) (87.5%)	11,080,507

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Number of Shares	Money Market Investments (Cost: $109,000) (0.8%)	Value
109,000	DWS Money Market Series — Institutional Shares, 0.11% (4)	$109,000

Principal Amount	Short-Term Investments
	Discount Notes (14.8%)
$525,000	Federal Home Loan Bank Discount Note, 0.12%, due 05/03/13 (5)	524,920
220,000	Federal Home Loan Bank Discount Note, 0.125%, due 06/07/13 (5)	219,946
995,000	Federal Home Loan Mortgage Corp. Discount Note, 0.135%, due 07/01/13 (5)	994,669
135,000	Federal National Mortgage Association Discount Note, 0.12%, due 07/03/13 (5)	134,954

	Total Discount Notes (Cost: $1,874,116)	1,874,489

	Total Investments (Cost: $12,915,866) (103.1%)	13,063,996
	Liabilities in Excess of Other Assets (-3.1%)	(388,246)

	Net Assets (100.0%)	$12,675,750

Notes to the Schedule of Investments:

PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2013.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $544,264 or 4.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(4)	Rate disclosed, the 7-day net yield, is as of January 31, 2013.

(5)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Commercial Mortgage-Backed Securities — Agency	2.4%
Commercial Mortgage-Backed Securities — Non-Agency	12.9
Airlines	0.4
Banks	5.0
Diversified Financial Services	0.4
Electric	1.0
Food	0.4
Insurance	1.3
Municipal Bonds	2.3
REIT	2.9
Residential Mortgage-Backed Securities — Agency	28.3
Residential Mortgage-Backed Securities — Non-Agency	4.6
Real Estate	0.9
Telecommunications	0.4
U.S. Government Agency Obligations	11.3
U.S. Treasury Securities	13.0
Money Market Investments	0.8
Short-Term Investments	14.8

Total	103.1%

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (4.8% of Net Assets)
$20,000,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.303%, due 12/27/44 (1)(2)	$18,576,380
16,362,759	Access Group, Inc. (05-2-A3), 0.491%, due 11/22/24 (2)	16,073,298
20,600,000	Brazos Higher Education Authority, Inc. (05-3-A15), 0.509%, due 03/25/25 (2)	20,469,835
18,700,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.361%, due 11/25/33 (2)	18,596,585
21,600,000	Brazos Higher Education Authority, Inc. (11-2-A2), 1.151%, due 07/25/29 (2)	21,924,713
11,775,000	Brazos Higher Education Authority, Inc. (11-2-A3), 1.301%, due 10/27/36 (2)	11,641,428
7,534,129	CIT Education Loan Trust (07-1-A), (144A), 0.4%, due 03/25/42 (1)(2)	6,975,706
16,780,000	College Loan Corp. Trust (07-1-A3), 0.401%, due 04/25/29 (2)	15,370,178
14,589,617	Collegiate Funding Services Education Loan Trust (04-A-A3), 0.52%, due 09/28/26 (2)	14,469,983
17,810,426	Educational Funding of the South, Inc. (12-1-A), 1.253%, due 03/25/36 (2)	17,697,961
16,675,000	EFS Volunteer LLC (10-1-A2), (144A), 1.151%, due 10/25/35 (1)(2)	16,302,874
7,225,000	EFS Volunteer No 2 LLC (12-1-A2), (144A), 1.559%, due 03/25/36 (1)(2)	7,366,776
17,750,000	EFS Volunteer No 3 LLC (12-1-A3), (144A), 1.209%, due 04/25/33 (1)(2)	17,778,595
9,263,954	GE Business Loan Trust (04-2A-A), (144A), 0.425%, due 12/15/32 (1)(2)	8,941,837
12,650,000	Goal Capital Funding Trust (05-2-A3), 0.481%, due 05/28/30 (2)	12,302,802
17,775,000	Goal Capital Funding Trust (06-1-A3), 0.431%, due 11/25/26 (2)	17,373,978
9,000,000	Greyrock CDO, Ltd. (05-1X-A2L), (Reg. S), 0.73%, due 11/15/17 (3)	8,794,674
18,000,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.254%, due 07/20/43 (2)	17,708,128
12,000,000	National Collegiate Master Student Loan Trust I (02-2-AR10), (144A), 3.704%, due 11/01/42 (1)(2)	11,939,995
14,150,000	National Collegiate Master Student Loan Trust I (02-2-AR9), (144A), 3.705%, due 11/01/42 (1)(2)	14,123,592
6,425,000	National Collegiate Student Loan Trust 2007-1 (07-1-A3), 0.443%, due 07/25/30 (2)	4,793,079
16,000,000	Panhandle-Plains Higher Education Authority, Inc. (11-1-A3), 1.258%, due 10/01/37 (2)	15,700,605
6,000,000	SLM Student Loan Trust (04-A-A3), 0.708%, due 06/15/33 (2)	5,265,168
10,000,000	SLM Student Loan Trust (04-B-A3), 0.638%, due 03/15/24 (2)	8,742,090
7,544,000	SLM Student Loan Trust (05-5-A5), 1.051%, due 10/25/40 (2)	7,325,171
17,785,000	SLM Student Loan Trust (08-5-A4), 2.001%, due 07/25/23 (2)	18,793,623
20,000,000	SLM Student Loan Trust (08-6-A3), 1.051%, due 01/25/19 (2)	20,252,194
12,800,000	SLM Student Loan Trust (11-1-A2), 1.353%, due 10/25/34 (2)	13,117,219
17,840,000	SLM Student Loan Trust (11-2-A2), 1.403%, due 10/25/34 (2)	18,290,089
11,288,408	SLM Student Loan Trust (12-2-A), 0.903%, due 01/25/29 (2)	11,429,699
10,000,000	South Carolina Student Loan Corp. (06-1-A2), 0.43%, due 12/01/22 (2)	9,663,500
7,000,000	Telos CLO, Ltd. (06-1A-A2), (144A), 0.705%, due 10/11/21 (1)(2)	6,614,034

	Total Asset-Backed Securities (Cost: $428,423,105)	434,415,789

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (3.8%)
$29,110,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20	$32,426,968
31,480,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K010-A2), 4.333%, due 10/25/20	36,183,805
25,890,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (2)(4)	29,242,004
37,335,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K020-A2), 2.373%, due 05/25/22	37,347,657
14,225,901	Federal National Mortgage Association, Pool #AD0791, 4.761%, due 02/01/20	16,597,149
11,602,803	Federal National Mortgage Association, Pool #AD0895, 4.501%, due 07/01/19	13,319,728
19,830,551	Federal National Mortgage Association, Pool #AL0290, 4.446%, due 04/01/21	22,908,450
22,353,012	Federal National Mortgage Association, Pool #AL0600, 4.304%, due 07/01/21	25,703,768
16,414,182	Federal National Mortgage Association, Pool #AL2660, 2.627%, due 10/01/22	16,865,363
13,773,141	Federal National Mortgage Association, Pool #FN0003, 4.301%, due 01/01/21	15,780,769
51,078,909	Federal National Mortgage Association (12-M12-1A), 2.839%, due 08/25/22 (ACES) (2)(4)	53,234,837
35,776,685	Federal National Mortgage Association (12-M15-A), 2.656%, due 10/25/22 (ACES) (2)	36,643,264

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $328,842,725)	336,253,762

	Commercial Mortgage-Backed Securities — Non-Agency (3.9%)
5,240,000	Banc of America Large Loan, Inc. (10-UB4-A4A), (144A), 5.011%, due 12/20/41 (1)(2)	5,509,860
14,477,555	Bear Stearns Commercial Mortgage Securities Trust (04-T14-A4), 5.2%, due 01/12/41 (2)	14,901,168
24,185,000	Bear Stearns Commercial Mortgage Securities Trust (05-T20-A4A), 5.148%, due 10/12/42 (2)	26,662,066
10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	11,816,448
28,938,713	DBRR Trust (12-EZ1-A), (144A), 0.946%, due 09/25/45 (1)	29,033,355
32,700,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	35,764,611
1,150,000	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43	1,316,711
25,000,000	Morgan Stanley Capital I Trust (06-T21-A4), 5.162%, due 10/12/52 (2)	27,622,800
14,260,000	Morgan Stanley Capital I Trust (06-T23-A4), 5.818%, due 08/12/41 (2)	16,374,131
23,803,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49 (2)	27,311,610
12,935,000	Morgan Stanley Capital I Trust (07-T27-A4), 5.652%, due 06/11/42 (2)	15,097,499
9,669,983	Morgan Stanley Capital I Trust (11-C2-A1), (144A), 1.48%, due 06/15/44 (1)	9,788,508
5,905,000	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	6,341,994
3,460,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	3,887,376
22,245,000	RBSCF Trust (10-MB1-A2), (144A), 3.686%, due 04/15/24 (1)	23,551,960
31,915,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	34,751,382
19,905,000	WF-RBS Commercial Mortgage Trust (12-C7-A2), 3.431%, due 06/15/45	21,195,541
17,100,000	WF-RBS Commercial Mortgage Trust (12-C8-A2), 1.881%, due 08/15/45	17,548,345

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$16,275,000	WF-RBS Commercial Mortgage Trust (12-C8-A3), 3.001%, due 08/15/45	$16,739,651

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $332,900,042)	345,215,016

	Residential Mortgage-Backed Securities — Agency (39.9%)
572,661	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	641,156
806,353	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	908,686
11,846,169	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC)	13,025,006
29,354,346	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC) (4)	32,637,835
3,163,725	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	3,400,426
3,009,893	Federal Home Loan Mortgage Corp. (2647-OV), 0.01%, due 07/15/33 (P/O)	2,791,212
123,655	Federal Home Loan Mortgage Corp. (2649-KX), 5%, due 07/15/33	123,611
10,151,099	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	10,766,407
6,942,028	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	7,445,068
744,897	Federal Home Loan Mortgage Corp. (2667-TN), 5%, due 07/15/33	746,367
8,588,979	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	9,300,012
28,445,093	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC)	32,845,407
63,783,390	Federal Home Loan Mortgage Corp. (276-30), 3%, due 09/15/42	66,291,309
19,492,985	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19	20,437,950
69,894,434	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42	72,717,701
25,437	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	25,422
15,000,000	Federal Home Loan Mortgage Corp. (2773-EG), 4.5%, due 04/15/19 (PAC)	15,963,345
3,219,268	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	3,442,406
1,518,576	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	1,444,654
10,000,000	Federal Home Loan Mortgage Corp. (2999-ND), 4.5%, due 07/15/20 (PAC)	10,789,900
7,973,662	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	8,232,145
7,377,761	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	8,107,328
50,000,000	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC) (4)	58,264,765
3,577,690	Federal Home Loan Mortgage Corp. (3111-HK), 5.75%, due 02/15/36 (PAC)	3,674,673
31,552,138	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	35,940,876
18,250,000	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26	20,561,472
17,229,428	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC)	15,460,182
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	8,473,129
32,830,934	Federal Home Loan Mortgage Corp. (3315-S), 6.204%, due 05/15/37 (I/O) (I/F) (2)	3,671,897
16,487,753	Federal Home Loan Mortgage Corp. (3376-SX), 5.834%, due 10/15/37 (I/O) (I/F) (2)	2,572,914
8,755,471	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36	9,208,077
25,592,191	Federal Home Loan Mortgage Corp. (3410-IS), 6.064%, due 02/15/38 (I/O) (I/F) (2)	3,479,699
18,700,332	Federal Home Loan Mortgage Corp. (3424-BI), 6.594%, due 04/15/38 (I/O) (I/F) (2)	3,381,536
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	8,831,796
10,265,507	Federal Home Loan Mortgage Corp. (3519-SH), 5.294%, due 07/15/37 (I/O) (I/F) (2)	1,112,287
42,792,823	Federal Home Loan Mortgage Corp. (3531-SC), 6.094%, due 05/15/39 (I/O) (I/F) (2)	5,679,511

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$10,718,178	Federal Home Loan Mortgage Corp. (3541-SA), 6.544%, due 06/15/39 (I/O) (I/F) (2)	$1,203,455
38,895,698	Federal Home Loan Mortgage Corp. (3550-GS), 6.544%, due 07/15/39 (I/O) (I/F) (2)	5,976,643
13,329,178	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	14,653,159
37,500,000	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29 (4)	41,557,125
19,487,669	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	21,421,738
24,666,667	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29	26,544,244
45,000,000	Federal Home Loan Mortgage Corp. (3563-BD), 4%, due 08/15/24 (4)	47,617,259
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24	27,230,330
5,040,157	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37	5,435,180
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	23,206,370
12,654,498	Federal Home Loan Mortgage Corp. (3645-KH), 5.5%, due 08/15/36	12,831,945
20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC) (4)	22,700,538
8,924,297	Federal Home Loan Mortgage Corp. (3770-ZB), 5%, due 12/15/40	9,935,871
44,402,847	Federal Home Loan Mortgage Corp. (3788-SB), 6.274%, due 01/15/41 (I/O) (I/F) (2)	6,769,396
9,514,808	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC)	8,873,203
10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC)	11,519,220
17,896,082	Federal Home Loan Mortgage Corp. (4030-HS), 6.404%, due 04/15/42 (I/O) (2)	2,817,378
22,637,499	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	25,177,759
430,008	Federal Home Loan Mortgage Corp., Pool #1B2650, 2.75%, due 11/01/34 (2)	446,352
7,323	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15 (2)	7,368
88,420	Federal Home Loan Mortgage Corp., Pool #755363, 2.402%, due 09/01/30 (2)	93,615
112,483	Federal Home Loan Mortgage Corp., Pool #789924, 2.4%, due 11/01/32 (2)	123,009
5,969	Federal Home Loan Mortgage Corp., Pool #846317, 2.273%, due 08/01/26 (2)	6,220
40,775	Federal Home Loan Mortgage Corp., Pool #846510, 2.31%, due 04/01/25 (2)	43,476
84,705	Federal Home Loan Mortgage Corp., Pool #846732, 2.272%, due 01/01/30 (2)	88,945
15,368,624	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39	16,885,075
61,199,785	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40 (4)	68,865,894
18,467,048	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40	20,447,207
38,097,385	Federal Home Loan Mortgage Corp., Pool #A97038, 4%, due 02/01/41	41,465,594
39,435	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	42,294
32,595	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	34,958
114,465	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	122,763
51,073	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	54,776
56,002,976	Federal Home Loan Mortgage Corp., Pool #C03805, 3.5%, due 04/01/42	59,236,275
187,443	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	204,735
51,242,108	Federal Home Loan Mortgage Corp., Pool #E04113, 2.5%, due 11/01/27	53,133,664
800,203	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	864,340
60,667,031	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40	67,092,307
1,252,504	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	1,335,091
3,065,942	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	3,272,098

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$3,842,297	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	$4,095,649
4,558,824	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	5,088,247
39,304	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	43,610
8,497,163	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	9,271,388
8,631,079	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	9,417,506
12,415,332	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	13,438,948
935,023	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	1,002,958
39,050,632	Federal Home Loan Mortgage Corp., Pool #J13884, 3.5%, due 12/01/25	41,663,670
10,533,795	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	11,395,965
13,815,012	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36	14,841,781
65,790,875	Federal Home Loan Mortgage Corp., Pool #Q09896, 3.5%, due 08/01/42 (4)	69,349,112
80,285,000	Federal Home Loan Mortgage Corp. TBA, 3% (5)	82,555,556
818,383	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	917,646
6,141,906	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	6,488,092
3,043,391	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	3,297,264
10,136,031	Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC)	10,378,980
2,002,091	Federal National Mortgage Association (04-52-SW), 6.896%, due 07/25/34 (I/O) (I/F) (2)	389,207
7,059,106	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	7,669,423
7,577,081	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	8,111,879
27,634,599	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC)	29,772,304
1,067,785	Federal National Mortgage Association (05-74-CP), 24.003%, due 05/25/35 (I/F) (PAC) (2)	1,678,966
14,877,549	Federal National Mortgage Association (07-20-SI), 6.246%, due 03/25/37 (I/O) (I/F) (2)	1,805,196
14,406,684	Federal National Mortgage Association (07-21-SE), 6.236%, due 03/25/37 (I/O) (I/F) (2)	2,077,677
18,421,017	Federal National Mortgage Association (07-56-SG), 6.206%, due 06/25/37 (I/O) (I/F) (2)	2,471,367
40,117,301	Federal National Mortgage Association (07-58-SV), 6.546%, due 06/25/37 (I/O) (I/F) (2)	5,130,008
4,479,746	Federal National Mortgage Association (07-61-AB), 6%, due 01/25/36	4,609,076
1,864,193	Federal National Mortgage Association (07-64-AN), 6%, due 09/25/36	1,935,157
8,470,523	Federal National Mortgage Association (07-65-S), 6.396%, due 07/25/37 (I/O) (I/F) (2)	1,120,526
17,643,175	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37	19,176,649
3,103,893	Federal National Mortgage Association (07-88-FY), 0.663%, due 09/25/37 (2)	3,110,060
37,718,644	Federal National Mortgage Association (07-103-AI), 6.296%, due 03/25/37 (I/O) (I/F) (2)	6,296,554
30,706,364	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	35,402,104
37,868,381	Federal National Mortgage Association (08-1-AI), 6.046%, due 05/25/37 (I/O) (I/F) (2)	5,362,685
23,466,519	Federal National Mortgage Association (08-13-SB), 6.036%, due 03/25/38 (I/O) (I/F) (2)	3,907,546
32,287,657	Federal National Mortgage Association (08-23-SB), 6.646%, due 04/25/38 (I/O) (I/F) (2)	5,383,160
8,018,026	Federal National Mortgage Association (08-35-SD), 6.246%, due 05/25/38 (I/O) (I/F) (2)	1,279,281
49,246,157	Federal National Mortgage Association (08-66-SG), 5.866%, due 08/25/38 (I/O) (I/F) (2)	7,113,967
26,417,921	Federal National Mortgage Association (08-68-SA), 5.766%, due 08/25/38 (I/O) (I/F) (2)	3,630,594
8,153,639	Federal National Mortgage Association (09-26-KB), 4%, due 04/25/24	8,888,551

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$22,812,900	Federal National Mortgage Association (09-3-SH), 5.246%, due 06/25/37 (I/O) (I/F) (2)	$2,424,735
7,950,063	Federal National Mortgage Association (09-47-SV), 6.546%, due 07/25/39 (I/O) (I/F) (2)	1,006,818
25,822,401	Federal National Mortgage Association (09-51-SA), 6.546%, due 07/25/39 (I/O) (I/F) (2)	4,149,048
11,724,870	Federal National Mortgage Association (09-6-SD), 5.346%, due 02/25/39 (I/O) (I/F) (2)	1,468,147
19,700,000	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24	20,988,425
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29	29,554,914
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29	37,408,327
6,843,919	Federal National Mortgage Association (09-72-JS), 7.046%, due 09/25/39 (I/O) (I/F) (2)	804,496
55,342,716	Federal National Mortgage Association (09-89-BZ), 4.5%, due 11/25/39	59,750,143
39,968,616	Federal National Mortgage Association (09-91-DZ), 4.5%, due 11/25/39	43,142,124
20,937,000	Federal National Mortgage Association (10-136-CX), 4%, due 08/25/39 (PAC)	23,370,110
44,727,234	Federal National Mortgage Association (10-99-NI), 6%, due 09/25/40 (I/O)	4,981,880
50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41 (4)	55,113,950
32,592,569	Federal National Mortgage Association (11-51-TC), 5.5%, due 06/25/41 (I/F) (2)	35,577,560
242,462	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (2)	257,005
1,406,821	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	1,294,577
97,748	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	111,418
34,388	Federal National Mortgage Association, Pool #124410, 2.213%, due 07/01/22 (2)	35,767
218,080	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	234,268
569,036	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	620,348
8,404,727	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29	9,079,504
6,682,950	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47	7,283,975
44,380	Federal National Mortgage Association, Pool #348025, 2.17%, due 06/01/26 (2)	45,935
18,120,670	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33	19,889,778
1,873,902	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	2,004,549
138,085	Federal National Mortgage Association, Pool #655819, 2.199%, due 08/01/32 (2)	140,023
74,072	Federal National Mortgage Association, Pool #661856, 2.676%, due 10/01/32 (2)	74,004
686,895	Federal National Mortgage Association, Pool #671133, 1.922%, due 02/01/33 (2)	712,482
257,318	Federal National Mortgage Association, Pool #672272, 2.49%, due 12/01/32 (2)	273,898
526,532	Federal National Mortgage Association, Pool #676766, 2.454%, due 01/01/33 (2)	556,903
359,162	Federal National Mortgage Association, Pool #687847, 2.488%, due 02/01/33 (2)	380,775
1,165,745	Federal National Mortgage Association, Pool #692104, 4.87%, due 02/01/33 (2)	1,225,810
716,802	Federal National Mortgage Association, Pool #699866, 2.652%, due 04/01/33 (2)	754,050
426,626	Federal National Mortgage Association, Pool #704454, 2.689%, due 05/01/33 (2)	451,512
530,005	Federal National Mortgage Association, Pool #708820, 4.776%, due 06/01/33 (2)	563,554
1,002,911	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,073,115
394,120	Federal National Mortgage Association, Pool #728824, 2.691%, due 07/01/33 (2)	420,764
1,980,809	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	2,132,467
59,414	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	64,473

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$851,005	Federal National Mortgage Association, Pool #821915, 2.332%, due 06/01/35 (2)	$900,040
2,784,867	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	3,193,160
5,393,685	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	5,769,412
9,405,461	Federal National Mortgage Association, Pool #957876, 4.545%, due 05/01/18 (2)	9,787,778
8,582,568	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	9,271,624
3,251,087	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	3,510,158
14,154,474	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	15,792,101
10,723,685	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49	11,576,265
21,155,886	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	23,135,375
13,344,942	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29	14,585,246
10,428,821	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	11,219,307
81,561,320	Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40 (4)	89,768,199
69,548,731	Federal National Mortgage Association, Pool #AB4044, 3.5%, due 12/01/41 (4)	73,686,338
34,162,976	Federal National Mortgage Association, Pool #AB6210, 3%, due 09/01/42	35,346,898
14,506,205	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29	15,851,781
34,845,348	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37	38,900,626
40,286,109	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40 (4)	44,014,688
28,063,888	Federal National Mortgage Association, Pool #AL1594, 6%, due 07/01/40	30,661,270
43,366,744	Federal National Mortgage Association, Pool #AO3261, 3%, due 10/01/27 (4)	45,652,844
24,386,209	Federal National Mortgage Association, Pool #MA0171, 4.5%, due 09/01/29 (4)	26,406,645
18,693,275	Federal National Mortgage Association, Pool #MA0843, 4.5%, due 09/01/41 (4)	20,158,521
128,027,138	Federal National Mortgage Association, Pool #MA1237, 3%, due 11/01/32	133,284,107
59,504,275	Federal National Mortgage Association, Pool #MA1241, 2.5%, due 11/01/22	61,949,544
84,570,535	Federal National Mortgage Association, Pool #MA1278, 2.5%, due 12/01/22	88,045,877
191,395,000	Federal National Mortgage Association TBA, 3% (5)	197,675,148
389,120,000	Federal National Mortgage Association TBA, 2.5% (5)	402,982,400
2,095,247	Government National Mortgage Association (03-42-SH), 6.345%, due 05/20/33 (I/O) (I/F) (2)	360,659
58,567,745	Government National Mortgage Association (10-116-MP), 3.5%, due 09/16/40 (PAC) (4)	63,274,601
46,360,790	Government National Mortgage Association (10-20-SE), 6.045%, due 02/20/40 (I/O) (2)	8,467,798
15,214,700	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O)	10,239,379
37,767,808	Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40	42,382,563
651,269	Government National Mortgage Association II, Pool #80963, 1.75%, due 07/20/34 (2)	671,318
106,245	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	120,169
56,500,000	Government National Mortgage Association II TBA, 3% (5)	58,936,563

	Total Residential Mortgage-Backed Securities — Agency (Cost: $3,435,316,300)	3,568,301,378

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (33.5%)
$14,603,723	Accredited Mortgage Loan Trust (05-3-A2D), 0.57%, due 09/25/35 (2)	$14,434,116
19,494,000	ACE Securities Corp. (06-ASP1-A2D), 0.513%, due 12/25/35 (2)	16,455,661
23,863,201	ACE Securities Corp. (07-ASP1-A2C), 0.463%, due 03/25/37 (2)	13,900,291
12,826,217	ACE Securities Corp. (07-ASP1-A2D), 0.583%, due 03/25/37 (2)	7,555,014
3,742,706	Adjustable Rate Mortgage Trust (04-5-3A1), 2.831%, due 04/25/35 (2)	3,865,081
55,765,196	American Home Mortgage Assets (07-1-A1), 0.87%, due 02/25/47 (2)	33,167,326
23,002,000	Ameriquest Mortgage Securities, Inc. (05-R10-A2C), 0.533%, due 01/25/36 (2)	22,739,616
10,275,000	Asset-Backed Funding Certificates (05-HE2-M2), 0.953%, due 06/25/35 (2)	10,118,337
5,735,487	Asset-Backed Securities Corp. Home Equity (05-HE5-M2), 0.643%, due 06/25/35 (2)	5,696,412
46,188,308	Asset-Backed Securities Corp. Home Equity (06-HE7-A4), 0.343%, due 11/25/36 (2)	25,999,999
52,114,000	Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.343%, due 12/25/36 (2)	30,307,731
950,855	Banc of America Funding Corp. (04-B-3A1), 3.158%, due 12/20/34 (2)	586,758
273,639	Banc of America Funding Corp. (06-D-2A1), 2.998%, due 05/20/36 (2)(6)	202,946
11,393,675	Banc of America Funding Corp. (06-D-3A1), 3.085%, due 05/20/36 (2)(6)	9,847,508
14,618,047	Banc of America Funding Corp. (06-G-2A3), 0.374%, due 07/20/36 (2)	14,449,399
1,479,867	Banc of America Funding Corp. (10-R9-3A1), (144A), 5.5%, due 12/26/35 (1)	1,496,007
7,095,000	BCAP LLC Trust (07-AA1-1A2), 0.363%, due 02/25/47 (2)	5,941,083
1,019,085	BCAP LLC Trust (09-RR1-21A1), (144A), 2.625%, due 11/26/34 (1)(2)	1,030,660
3,775,290	BCAP LLC Trust (09-RR1-22A1), (144A), 2.626%, due 05/26/35 (1)(2)	3,830,677
2,255,367	BCAP LLC Trust (09-RR1-23A1), (144A), 2.625%, due 05/26/35 (1)(2)	2,297,344
1,493,339	BCAP LLC Trust (10-RR8-1A1), (144A), 5.352%, due 08/26/35 (1)(2)	1,501,355
1,499,566	BCAP LLC Trust (10-RR8-3A1), (144A), 3%, due 05/26/35 (1)(2)	1,500,679
3,066,045	BCAP LLC Trust (11-RR1-8A1), (144A), 3.25%, due 08/28/21 (1)(2)	3,108,801
8,893,343	BCAP LLC Trust (11-RR2-3A6), (144A), 3.049%, due 11/21/35 (1)(2)	8,310,174
1,664,401	BCAP LLC Trust (11-RR3-1A5), (144A), 3.099%, due 05/27/37 (1)(2)	1,633,260
2,206,446	BCAP LLC Trust (11-RR3-5A3), (144A), 5.094%, due 11/27/37 (1)(2)	2,111,289
9,075,830	BCAP LLC Trust (11-RR4-1A3), (144A), 3.053%, due 03/26/36 (1)(2)	8,810,426
8,064,760	BCAP LLC Trust (11-RR4-2A3), (144A), 1%, due 06/26/47 (1)(2)	7,961,378
13,258,309	BCAP LLC Trust (11-RR4-3A3), (144A), 4.691%, due 07/26/36 (1)(2)	12,209,749
15,133,986	BCAP LLC Trust (11-RR5-1A3), (144A), 2.796%, due 03/26/37 (1)(2)	14,187,393
4,006,027	BCAP LLC Trust (11-RR5-2A3), (144A), 3.048%, due 06/26/37 (1)(2)	3,969,307
15,166,299	BCAP LLC Trust (12-RR7-1A1), (144A), 0.379%, due 08/26/36 (1)(2)	14,480,767
7,271,704	BCAP LLC Trust (12-RR8-5A3), (144A), 0.487%, due 05/26/37 (1)(2)	7,040,351
12,149,832	BCAP LLC Trust (12-RR9-1A1), (144A), 0.383%, due 07/26/35 (1)(2)	11,419,736
20,889,000	BCAP LLC Trust (12-RR9-1A1), (144A), 2.816%, due 08/26/36 (1)(2)	20,053,446

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$2,159,002	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 2.819%, due 02/25/35 (2)	$1,819,385
6,366,909	Bear Stearns Adjustable Rate Mortgage Trust (06-2-2A1), 3.019%, due 07/25/36 (2)(6)	4,787,840
678,975	Bear Stearns Adjustable Rate Mortgage Trust (07-1-2A1), 2.796%, due 02/25/47 (2)	529,686
3,851,375	Bear Stearns Alt-A Trust (04-13-A1), 0.943%, due 11/25/34 (2)	3,798,002
12,777	Bear Stearns Alt-A Trust (05-2-2A4), 2.893%, due 04/25/35 (2)	11,035
1,922,587	Bear Stearns Alt-A Trust (06-3-1A1), 0.583%, due 05/25/36 (2)(6)	1,181,601
1,210,870	Bear Stearns Alt-A Trust (06-4-32A1), 2.961%, due 07/25/36 (2)(6)	562,911
3,417,155	Bear Stearns Alt-A Trust (06-8-1A1), 0.363%, due 06/25/46 (2)(6)	1,891,084
13,008,000	Bear Stearns Asset-Backed Securities Trust (05-HE10-M1), 0.753%, due 11/25/35 (2)	12,695,548
1,183,598	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 0.383%, due 10/25/36 (2)	693,612
4,874,743	Bear Stearns Mortgage Funding Trust (07-AR4-1A1), 0.403%, due 09/25/47 (2)	3,938,983
17,129,036	BNC Mortgage Loan Trust (07-1-A2), 0.263%, due 03/25/37 (2)	17,027,273
22,488,207	BNC Mortgage Loan Trust (07-2-A2), 0.303%, due 05/25/37 (2)	22,071,460
10,889,815	Carrington Mortgage Loan Trust (05-NC5-A2), 0.523%, due 10/25/35 (2)	10,813,946
16,507,175	Carrington Mortgage Loan Trust (05-NC5-A3), 0.623%, due 10/25/35 (2)	15,649,974
9,150,000	Centex Home Equity (05-D-M1), 0.633%, due 10/25/35 (2)	8,891,403
2,462,102	Chase Mortgage Finance Corp. (06-A1-2A1), 5.481%, due 09/25/36 (2)(6)	2,164,943
15,396,965	Chase Mortgage Finance Corp. (07-A1-8A1), 3.065%, due 02/25/37 (2)	15,438,429
6,236,174	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	5,948,213
24,227,000	Chaseflex Trust (06-1-A3), 5.638%, due 06/25/36 (2)	23,820,786
3,415,459	Citicorp Mortgage Securities Trust, Inc. (07-4-3A1), 5.5%, due 05/25/37	3,344,892
12,090,466	Citicorp Residential Mortgage Securities Trust, Inc. (06-2-A4), 5.775%, due 09/25/36	12,883,331
26,336,978	Citigroup Mortgage Loan Trust, Inc. (06-AR9-1A2), 0.373%, due 11/25/36 (2)	25,736,521
7,651,977	Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A), 0.353%, due 08/25/36 (2)	7,079,165
10,807,973	Citigroup Mortgage Loan Trust, Inc. (06-WFH3-A3), 0.353%, due 10/25/36 (2)	10,684,146
7,705,815	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (1)(6)	5,118,998
10,214,804	Citigroup Mortgage Loan Trust, Inc. (07-WFH2-A2), 0.353%, due 03/25/37 (2)	10,188,092
8,324,813	Citigroup Mortgage Loan Trust, Inc. (08-AR4-1A1A), (144A), 3.03%, due 11/25/38 (1)(2)	8,464,808
7,153,299	Citigroup Mortgage Loan Trust, Inc. (09-4-11A1), (144A), 0.653%, due 10/25/36 (1)(2)	7,020,057
3,858,047	Citigroup Mortgage Loan Trust, Inc. (09-5-7A1), (144A), 0.553%, due 07/25/36 (1)(2)	3,607,910
2,944,061	Citigroup Mortgage Loan Trust, Inc. (10-12-1A1), (144A), 2.642%, due 09/25/37 (1)(2)	2,995,426
7,423,362	Citigroup Mortgage Loan Trust, Inc. (10-4-4A5), (144A), 5%, due 10/25/35 (1)	7,862,238
2,178,336	Citigroup Mortgage Loan Trust, Inc. (10-6-3A1), (144A), 2.603%, due 07/25/36 (1)(2)	2,199,405
11,438,007	Citigroup Mortgage Loan Trust, Inc. (11-3-1A6), (144A), 0.283%, due 02/25/47 (1)(2)	10,959,216
18,263,679	Citigroup Mortgage Loan Trust, Inc. (12-10-3A1), (144A), 2.463%, due 12/25/35 (1)(2)	18,320,150
28,383,230	Citigroup Mortgage Loan Trust, Inc. (12-11-1A1), (144A), 0.383%, due 03/25/37 (1)(2)	26,799,446
10,391,191	Citigroup Mortgage Loan Trust, Inc. (12-8-4A1), (144A), 0.343%, due 01/25/37 (1)(2)	9,536,808

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$3,558,570	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	$3,612,372
7,157,071	Conseco Financial Corp. (99-2-A7), 6.44%, due 12/01/30	7,145,356
3,068,093	Countrywide Alternative Loan Trust (05-20CB-4A1), 5.25%, due 07/25/20	3,094,049
686,896	Countrywide Alternative Loan Trust (05-84-1A1), 2.988%, due 02/25/36 (2)(6)	478,628
3,351,073	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	3,429,074
1,457,840	Countrywide Alternative Loan Trust (05-J5-1A1), 0.503%, due 05/25/35 (2)	1,389,365
5,398,183	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21 (6)	5,470,060
6,467,389	Countrywide Alternative Loan Trust (07- HY5R-2A1A), 5.49%, due 03/25/47 (2)(6)	6,255,614
2,668,659	Countrywide Asset-Backed Certificates (05-1-MV2), 0.643%, due 07/25/35 (2)	2,665,860
41,386,090	Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3), 5.5%, due 08/25/34	41,521,009
24,961,631	Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1), 0.503%, due 05/25/35 (2)(6)	20,600,959
120,068	Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1), 4.93%, due 09/20/35 (2)	107,721
26,150	Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1), 3.144%, due 09/25/47 (2)(6)	21,348
84,249	Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1), 3.15%, due 03/25/37 (2)(6)	56,083
2,537,021	Credit Suisse Commercial Mortgage Trust (10-12R-8A1), (144A), 4%, due 11/26/35 (1)(2)	2,603,826
1,156,554	Credit Suisse Commercial Mortgage Trust (10-15R-1A1), (144A), 2%, due 09/26/36 (1)	1,172,896
3,024,762	Credit Suisse Commercial Mortgage Trust (10-16-A1), (144A), 3%, due 06/25/50 (1)(2)	3,045,929
7,228,321	Credit Suisse Commercial Mortgage Trust (10-1R-8A1), (144A), 3.099%, due 05/27/47 (1)(2)	7,417,725
31,482,807	Credit Suisse Commercial Mortgage-Backed Trust (06-8-3A1), 6%, due 10/25/21	29,366,848
241,973	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	253,410
6,137,336	Credit Suisse First Boston Mortgage Securities Corp. (05-11-8A9), 5.25%, due 12/25/35	6,306,198
15,778,790	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36 (6)	12,548,051
15,204,902	Credit Suisse Mortgage Capital Certificates (06-9-5A1), 5.5%, due 11/25/36 (6)	14,483,703
32,218,543	Credit Suisse Mortgage Capital Certificates (07-2-3A4), 5.5%, due 03/25/37	30,988,343
5,600,184	Credit Suisse Mortgage Capital Certificates (10-1R-7A1), (144A), 2.918%, due 07/27/36 (1)(2)	5,617,876
5,868,325	Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2), 4.139%, due 01/25/36	3,497,376
15,194,827	Credit-Based Asset Servicing and Securitization LLC (06-CB6-A1), 0.283%, due 07/25/36 (2)	10,056,044
46,634,090	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.363%, due 10/25/36 (2)	28,457,106

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$24,906,402	Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4), 0.433%, due 11/25/36 (2)	$12,440,870
2,499,678	Credit-Based Asset Servicing and Securitization LLC (07-CB4-A2A), 5.127%, due 04/25/37	2,463,752
1,036,787	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.393%, due 02/25/37 (2)	676,578
1,021,502	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (07-AR1-A2), 0.383%, due 01/25/47 (2)(6)	546,475
2,209,402	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (07-OA3-A1), 0.343%, due 07/25/47 (2)	1,742,169
3,957,932	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (07-OA4-1A1A), 0.393%, due 08/25/47 (2)	2,975,819
3,555,174	DSLA Mortgage Loan Trust (05-AR6-2A1A), 0.494%, due 10/19/45 (2)	2,915,816
21,391,013	DSLA Mortgage Loan Trust (06-AR2-2A1A), 0.404%, due 10/19/36 (2)	16,692,327
7,496,169	Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.473%, due 04/25/47 (2)	4,130,479
38,622,936	First Franklin Mortgage Loan Asset-Backed Certificates (05-FF10-A4), 0.523%, due 11/25/35 (2)	37,715,192
34,265,295	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF13-A2D), 0.443%, due 10/25/36 (2)	18,867,667
44,732,871	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C), 0.363%, due 12/25/37 (2)	24,037,879
26,250,329	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D), 0.413%, due 12/25/37 (2)	14,231,616
9,111,603	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C), 0.343%, due 01/25/38 (2)	5,135,763
14,818,345	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D), 0.423%, due 01/25/38 (2)	8,436,350
15,007,692	Fremont Home Loan Trust (05-E-2A4), 0.533%, due 01/25/36 (2)	8,698,158
9,221,998	Fremont Home Loan Trust (06-1-2A3), 0.383%, due 04/25/36 (2)	8,179,110
1,118,020	Greenpoint Mortgage Funding Trust (05-AR3-1A1), 0.443%, due 08/25/45 (2)	883,255
5,681,359	Greenpoint Mortgage Funding Trust (07-AR1-1A1A), 0.283%, due 02/25/47 (2)(6)	5,341,585
2,808,779	GS Mortgage Securities Corp. (09-1R-3A1), (144A), 2.691%, due 11/25/35 (2)(1)	2,847,523
14,049,399	GSAA Home Equity Trust (05-7-AF5), 4.611%, due 05/25/35	14,132,220
3,829,522	GSAA Home Equity Trust (05-9-2A3), 0.573%, due 08/25/35 (2)	3,646,001
67,952	GSAA Home Equity Trust (07-10-A2A), 6.5%, due 11/25/37 (6)	49,213
26,015,722	GSAA Home Equity Trust (07-6-1A2), 0.423%, due 05/25/47 (2)	16,926,922
3,646,541	GSAMP Trust (05-HE1-M1), 0.953%, due 12/25/34 (2)	3,556,785
11,241,913	GSR Mortgage Loan Trust (05-4F-4A3), 5.5%, due 05/25/35	11,604,228
37,551,602	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	37,638,984
75,492	GSR Mortgage Loan Trust (07-AR2-2A1), 2.786%, due 05/25/47 (2)(6)	66,899

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$3,111,753	Harborview Mortgage Loan Trust (05-9-2A1A), 0.544%, due 06/20/35 (2)	$2,879,062
47,663,211	Harborview Mortgage Loan Trust (06-8-2A1A), 0.394%, due 07/21/36 (2)	34,994,329
18,662,655	Home Equity Asset Trust (05-8-2A4), 0.563%, due 02/25/36 (2)	18,224,782
7,480,529	Homestar Mortgage Acceptance Corp. (04-3-AV2C), 0.783%, due 07/25/34 (2)	7,292,618
2,662,365	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.653%, due 10/25/34 (2)	2,621,013
7,686,258	HSBC Asset Loan Obligation Trust (07-AR1-2A1), 2.944%, due 01/25/37 (2)(6)	5,522,492
1,857,939	HSBC Home Equity Loan Trust USA (06-1-A2), 0.384%, due 01/20/36 (2)	1,839,982
32,905,780	HSBC Home Equity Loan Trust USA (06-2-A1), 0.354%, due 03/20/36 (2)	32,554,379
20,000,000	HSBC Home Equity Loan Trust USA (06-4-M1), 0.464%, due 03/20/36 (2)	18,653,100
22,530,086	HSBC Home Equity Loan Trust USA (07-3-APT), 1.404%, due 11/20/36 (2)	22,534,818
3,194,889	HSI Asset Loan Obligation Trust (07-2-2A12), 6%, due 09/25/37	3,188,619
23,093	Impac CMB Trust (04-5-1A1), 0.923%, due 10/25/34 (2)	22,253
157,307	Impac CMB Trust (05-1-1A1), 0.723%, due 04/25/35 (2)	147,737
2,677,796	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.722%, due 11/25/34 (2)	2,230,242
13,862,152	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 4.917%, due 11/25/35 (2)(6)	11,391,508
10,888,059	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.494%, due 06/25/35 (2)	9,108,482
8,957,275	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 4.372%, due 08/25/36 (2)(6)	6,261,180
18,329,575	Indymac Index Mortgage Loan Trust (06-AR39-A1), 0.383%, due 02/25/37 (2)(6)	13,165,786
12,720,931	Indymac Index Mortgage Loan Trust (06-AR8-A3A), 0.433%, due 07/25/46 (2)(6)	9,603,349
45,289	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 2.74%, due 06/25/37 (2)(6)	28,509
20,789,351	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 6.449%, due 07/25/37 (2)(6)	12,550,510
32,056,246	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 2.966%, due 05/25/37 (2)(6)	22,408,406
8,750,260	Indymac Index Mortgage Loan Trust (07-AR7-1A1), 3.248%, due 11/25/37 (2)	8,074,758
18,126,000	Indymac Index Mortgage Loan Trust (07-FLX1-A2), 0.383%, due 02/25/37 (2)	16,960,335
1,641,548	Jefferies & Co., Inc. (09-R3-1A1), (144A), 2.914%, due 12/26/35 (1)(2)	1,664,505
6,105,298	Jefferies & Co., Inc. (11-R1-2A1), (144A), 0.349%, due 08/26/47 (1)(2)	6,076,384
17,460,647	JPMorgan Alternative Loan Trust (06-A2-5A1), 5.442%, due 05/25/36 (2)(6)	13,875,872
27,699,753	JPMorgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36 (2)(6)	25,656,647
10,143,000	JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4), 5.523%, due 10/25/36	7,722,214
28,570,000	JPMorgan Mortgage Acquisition Corp. (07-CH4-A4), 0.363%, due 01/25/36 (2)	21,824,252
1,116,089	JPMorgan Mortgage Trust (05-A6-7A1), 3.029%, due 08/25/35 (6)(2)	1,044,628
1,674,599	JPMorgan Mortgage Trust (06-A4-1A4), 3.004%, due 06/25/36 (2)	1,440,100
65,476	JPMorgan Mortgage Trust (06-A7-2A4R), 2.904%, due 01/25/37 (6)(2)	53,500
4,968,574	JPMorgan Mortgage Trust (06-S2-2A2), 5.875%, due 06/25/21 (6)	4,848,807
2,459,572	JPMorgan Resecuritization Trust Series (10-5-1A1), (144A), 4.5%, due 04/26/37 (1)(2)	2,496,342
2,201,506	JPMorgan Resecuritization Trust Series (10-5-3A1), (144A), 2.747%, due 08/26/36 (1)(2)	2,236,776
16,244,658	JPMorgan Resecuritization Trust Series (12-3-A3), (144A), 0.373%, due 11/26/36 (1)(2)	15,616,935

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$457,454	Lehman Mortgage Trust (05-1-4A3), 0.553%, due 11/25/35 (2)	$449,738
166,347	Lehman Mortgage Trust (05-1-4A4), 19.102%, due 11/25/35 (I/F) (2)(7)	181,907
2,809,014	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	2,747,081
9,390,875	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21 (6)	9,415,282
8,815,928	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27	7,782,340
44,458	Lehman XS Trust (05-5N-1A1), 0.503%, due 11/25/35 (2)	36,633
44,739,430	Lehman XS Trust (06-10N-1A3A), 0.413%, due 07/25/46 (2)(6)	31,720,480
12,191,466	Lehman XS Trust (06-12N-A2A1), 0.353%, due 08/25/46 (2)(6)	11,925,172
11,210,788	Lehman XS Trust (06-12N-A31A), 0.403%, due 08/25/46 (2)(6)	7,089,422
16,718,001	Lehman XS Trust (06-13-1A2), 0.17%, due 09/25/36 (2)(6)	13,268,292
17,452,557	Lehman XS Trust (06-19-A2), 0.373%, due 12/25/36 (2)(6)	13,718,792
6,881,890	Lehman XS Trust (06-20-A2), 0.373%, due 01/25/37 (2)(6)	4,974,369
38,066,048	Lehman XS Trust (06-9-A1B), 0.16%, due 05/25/46 (2)(6)	29,827,756
36,969,458	Lehman XS Trust (06-GP1-A2A), 0.373%, due 05/25/46 (2)(6)	35,508,056
21,557,159	Lehman XS Trust (06-GP4-3A2A), 0.363%, due 08/25/46 (2)(6)	19,990,061
913,559	Lehman XS Trust (07-10H-2A2), 7.5%, due 07/25/37 (6)	591,473
7,886,182	Lehman XS Trust (07-14H-A211), 0.463%, due 07/25/47 (2)(6)	4,120,591
6,952,123	Lehman XS Trust (07-4N-1A1), 0.333%, due 03/25/47 (2)(6)	6,086,417
3,900,759	Long Beach Mortgage Loan Trust (05-WL3-2A3), 0.533%, due 11/25/35 (2)	3,886,124
12,591,242	Long Beach Mortgage Loan Trust (06-WL1-1A3), 0.533%, due 01/25/46 (2)	6,744,700
13,175,000	Long Beach Mortgage Loan Trust (06-WL1-2A4), 0.543%, due 01/25/46 (2)	6,483,402
13,889,393	Luminent Mortgage Trust (07-2-1A3), 0.423%, due 05/25/37 (2)	11,973,142
10,950,000	Madison Avenue Manufactured Housing Contract Trust (02-A-B1), 3.453%, due 03/25/32 (2)	11,005,257
22,308,183	MASTR Adjustable Rate Mortgages Trust (04-9-M1), 0.783%, due 11/25/34 (2)	22,040,775
841,641	MASTR Adjustable Rate Mortgages Trust (07-2-A2), 0.313%, due 03/25/47 (2)	816,879
10,555,118	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	11,531,804
94,610	MASTR Alternative Loans Trust (06-2-2A1), 0.603%, due 03/25/36 (2)(6)	20,823
8,627,284	MASTR Asset-Backed Securities Trust (06-AB1-A4), 5.719%, due 02/25/36	9,127,248
33,680,018	MASTR Asset-Backed Securities Trust (06-HE5-A3), 0.363%, due 11/25/36 (2)	18,501,714
606,440	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	619,030
22,052	MASTR Seasoned Securitization Trust (04-1-4A1), 2.85%, due 10/25/32 (2)	22,697
1,659,908	Merrill Lynch Alternative Note Asset Trust (07-A1-A3), 0.363%, due 01/25/37 (2)	583,339
12,767,315	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B), 0.373%, due 04/25/37 (2)	7,013,316
44,680,212	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 0.453%, due 04/25/37 (2)	24,801,628
11,011,693	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 0.543%, due 04/25/37 (2)	6,184,134
6,784,463	Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B), 0.333%, due 06/25/37 (2)	4,710,765
60,110,000	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.363%, due 07/25/37 (2)	33,583,217

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$5,938,214	Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1), 2.56%, due 08/25/36 (2)(6)	$5,254,553
5,375,745	Mid-State Trust (05-1-A), 5.745%, due 01/15/40	5,680,205
6,568,271	Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2), 0.843%, due 09/25/34 (2)	6,392,504
8,103,809	Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M2), 0.723%, due 07/25/35 (2)	7,799,916
5,687,000	Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3), 0.733%, due 07/25/35 (2)	5,203,935
13,500,000	Morgan Stanley ABS Capital I, Inc. Trust (05-HE5-M1), 0.623%, due 09/25/35 (2)	13,157,141
37,710,287	Morgan Stanley ABS Capital I, Inc. Trust (06-HE5-A2C), 0.343%, due 08/25/36 (2)	21,574,775
4,413,000	Morgan Stanley Home Equity Loan Trust (05-2-M3), 0.878%, due 05/25/35 (2)	4,003,384
12,172,855	Morgan Stanley Mortgage Loan Trust (05-6AR-1A1), 0.483%, due 11/25/35 (2)	11,416,141
4,194,732	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.323%, due 04/25/37 (2)	2,077,017
29,700,000	Morgan Stanley REREMIC Trust (10-R2-2B), (144A), 0.443%, due 05/26/36 (1)(2)	29,082,091
673,187	MortgageIT Trust (05-4-A1), 0.483%, due 10/25/35 (2)	564,842
10,000,000	Nationstar Home Equity Loan Trust (07-B-2AV3), 0.453%, due 04/25/37 (2)	6,151,000
20,937,041	New Century Home Equity Loan Trust (05-2-M1), 0.633%, due 06/25/35 (2)	19,742,459
28,100,000	New Century Home Equity Loan Trust (05-3-M1), 0.683%, due 07/25/35 (2)	27,608,025
14,461,794	Nomura Resecuritization Trust (12-3R-1A1), (144A), 0.382%, due 01/26/37 (1)(2)	13,460,585
13,923,282	Novastar Home Equity Loan Trust (06-1-A2C), 0.363%, due 05/25/36 (2)	8,350,447
6,806,776	Oakwood Mortgage Investors, Inc. (02-A-A4), 6.97%, due 03/15/32 (2)	7,327,536
38,183,420	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (2)	39,851,921
3,400,367	Origen Manufactured Housing Contract Trust (04-A-M2), 6.64%, due 01/15/35 (2)	3,768,803
2,797,590	Origen Manufactured Housing Contract Trust (04-B-B1), 7.5%, due 11/15/35 (2)	3,120,150
1,713,700	Origen Manufactured Housing Contract Trust (04-B-M2), 6.51%, due 11/15/35 (2)	1,872,049
1,605,609	Origen Manufactured Housing Contract Trust (05-A-B), 6.55%, due 06/15/36 (2)	1,715,156
1,310,702	Origen Manufactured Housing Contract Trust (05-A-M2), 5.86%, due 06/15/36 (2)	1,411,426
19,300,000	Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D), 0.473%, due 03/25/37 (2)	9,650,193
27,067,534	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.363%, due 09/25/37 (2)	11,561,375
16,231,708	Park Place Securities, Inc. (05-WCH1-M2), 0.723%, due 01/25/36 (2)	15,922,380
13,959,218	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (6)	13,317,234
11,571,588	RAAC Series Trust (05-SP1-4A1), 7%, due 09/25/34	12,400,923
6,996,262	RAAC Series Trust (07-SP1-A2), 0.553%, due 03/25/37 (2)	6,899,161
4,632,000	RAAC Series Trust (07-SP1-A3), 0.683%, due 03/25/37 (2)	4,305,926
519,835	RBSSP Resecuritization Trust (09-3-1A3), (144A), 5.5%, due 11/26/35 (1)(2)	524,754
79,324	Residential Accredit Loans, Inc. (05-QA8-CB21), 3.513%, due 07/25/35 (2)(6)	62,853
3,594,117	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	3,256,642
60,420,039	Residential Accredit Loans, Inc. (06-Q07-2A1), 1.02%, due 09/25/46 (2)(6)	34,979,517
17,781,061	Residential Accredit Loans, Inc. (06-Q09-1A4A), 0.373%, due 12/25/46 (2)(6)	14,465,640
40,990	Residential Accredit Loans, Inc. (06-QA1-A21), 3.865%, due 01/25/36 (2)(6)	31,373

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$17,589,561	Residential Accredit Loans, Inc. (06-QA10-A2), 0.383%, due 12/25/36 (2)(6)	$12,075,744
51,235	Residential Accredit Loans, Inc. (06-QA2-1A1), 0.453%, due 02/25/36 (2)(6)	28,538
11,670,384	Residential Accredit Loans, Inc. (06-QO1-3A1), 0.473%, due 02/25/46 (2)	7,349,413
113,438,254	Residential Accredit Loans, Inc. (06-QS10-AV), 0.537%, due 08/25/36 (I/O) (2)(7)	2,815,764
109,638,397	Residential Accredit Loans, Inc. (06-QS11-AV), 0.329%, due 08/25/36 (I/O) (2)(7)	1,506,870
9,454,578	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (6)	7,482,476
156,412,763	Residential Accredit Loans, Inc. (06-QS6-1AV), 0.726%, due 06/25/36 (I/O) (2)(7)	4,539,255
32,260,370	Residential Accredit Loans, Inc. (06-QS7-AV), 0.675%, due 06/25/36 (I/O) (2)(7)	798,089
6,713,890	Residential Accredit Loans, Inc. (06-RS3-A3), 0.403%, due 05/25/36 (2)(6)	6,277,299
7,519,652	Residential Accredit Loans, Inc. (07-QS1-2AV), 0.171%, due 01/25/37 (2)(7)	81,099
54,691,318	Residential Accredit Loans, Inc. (07-QS2-AV), 0.318%, due 01/25/37 (I/O) (2)(7)	720,777
213,628,369	Residential Accredit Loans, Inc. (07-QS3-AV), 0.317%, due 02/25/37 (I/O) (2)(7)	3,621,214
24,313,518	Residential Accredit Loans, Inc. (07-QS4-3AV), 0.372%, due 03/25/37 (I/O) (2)(7)	364,168
35,753,242	Residential Accredit Loans, Inc. (07-QS5-AV), 0.236%, due 03/25/37 (I/O) (2)(7)	332,398
8,275,208	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (6)	6,199,988
50,239,550	Residential Accredit Loans, Inc. (07-QS8-AV), 0.394%, due 06/25/37 (I/O) (2)(7)	889,491
9,516,108	Residential Asset Securities Corp. Trust (06-KS2-A3), 0.393%, due 03/25/36 (2)	9,449,277
72,980	Residential Funding Mortgage Securities I (05-SA5-2A), 3.378%, due 11/25/35 (2)(6)	60,598
6,559,161	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36 (6)	6,020,247
2,097,120	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC) (6)	1,836,375
24,441,489	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (6)	22,934,036
72,984	Residential Funding Mortgage Securities I (07-SA2-2A2), 3.33%, due 04/25/37 (2)(6)	61,976
3,651,690	Saxon Asset Securities Trust (06-3-A2), 0.313%, due 10/25/46 (2)	3,638,093
21,895,000	Saxon Asset Securities Trust (06-3-A3), 0.373%, due 10/25/46 (2)	15,875,994
29,000,000	Saxon Asset Securities Trust (07-2-A2D), 0.503%, due 05/25/47 (2)	15,364,432
4,709,678	Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C), 0.543%, due 02/25/37 (2)	2,664,152
58,469,738	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.433%, due 02/25/37 (2)	25,497,893
29,261,545	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.343%, due 01/25/37 (2)	16,947,087
9,314,000	SG Mortgage Securities Trust (05-OPT1-A3), 0.553%, due 10/25/35 (2)	9,043,512
34,092,103	SG Mortgage Securities Trust (07-NC1-A2), (144A), 0.443%, due 12/25/36 (1)(2)	16,529,113
9,929,996	Soundview Home Equity Loan Trust (05-OPT3-A4), 0.503%, due 11/25/35 (2)	9,761,792
26,180,000	Soundview Home Equity Loan Trust (06-2-A4), 0.473%, due 03/25/36 (2)	24,321,168

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$9,961,942	Soundview Home Equity Loan Trust (06-OPT4-2A3), 0.353%, due 06/25/36 (2)	$8,735,198
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.433%, due 06/25/36 (2)	5,475,486
4,635,062	Soundview Home Equity Loan Trust (06-WF2-A2C), 0.343%, due 12/25/36 (2)	4,522,089
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.453%, due 08/25/37 (2)	2,091,541
5,506,974	Specialty Underwriting & Residential Finance (05-BC3-M1), 0.653%, due 06/25/36 (2)	5,468,954
3,000,000	Specialty Underwriting & Residential Finance (05-BC4-A2C), 0.553%, due 09/25/36 (2)	2,928,990
29,445	Specialty Underwriting & Residential Finance (06-AB3-A2B), 0.353%, due 09/25/37 (2)	15,393
6,532,716	Structured Adjustable Rate Mortgage Loan Trust (05-23-1A3), 2.692%, due 01/25/36 (2)(6)	5,997,948
13,989,368	Structured Adjustable Rate Mortgage Loan Trust (06-1-7A2), 5.355%, due 02/25/36 (2)(6)	13,740,399
11,808,571	Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1), 2.848%, due 06/25/36 (2)	8,705,341
7,796,003	Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1), 2.971%, due 02/25/37 (2)	6,563,681
17,718,378	Structured Asset Investment Loan Trust (05-11-A5), 0.493%, due 01/25/36 (2)	17,652,286
4,270,506	Structured Asset Investment Loan Trust (05-3-M1), 0.773%, due 04/25/35 (2)	4,139,188
281,410	Structured Asset Mortgage Investments, Inc. (06-AR3-24A1), 2.343%, due 05/25/36 (2)	179,018
55,663,131	Structured Asset Mortgage Investments, Inc. (07-AR6-A1), 1.665%, due 08/25/47 (2)	42,309,546
879,346	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	933,366
7,801,256	Structured Asset Securities Corp. (05-2XS-1A5B), 4.65%, due 02/25/35	8,012,215
24,826,538	Structured Asset Securities Corp. (05-WF4-A4), 0.563%, due 11/25/35 (2)	24,705,509
15,417,518	Structured Asset Securities Corp. (06-EQ1A-A4), (144A), 0.353%, due 07/25/36 (1)(2)	15,110,817
13,500,000	Structured Asset Securities Corp. (06-WF2-A4), 0.513%, due 07/25/36 (2)	12,361,775
17,477,514	Structured Asset Securities Corp. (07-WF1-A3), 0.363%, due 02/25/37 (2)	17,364,259
733,250	Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1), 5.471%, due 04/25/37 (2)(6)	574,908
29,327	Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1), 3.153%, due 06/25/37 (2)(6)	26,289
410,629	Wachovia Mortgage Loan Trust LLC (06-AMN1-A3), 0.443%, due 08/25/36 (2)	228,527
19,332,675	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1), 0.493%, due 10/25/45 (2)	17,639,635
953,147	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2), 1.62%, due 10/25/45 (2)	933,407
4,494,684	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 2.914%, due 12/25/35 (2)	4,411,775
17,408,369	WaMu Mortgage Pass-Through Certificates (05-AR17-A1A1), 0.473%, due 12/25/45 (2)	16,232,556
3,270,644	WaMu Mortgage Pass-Through Certificates (05-AR18-1A1), 2.488%, due 01/25/36 (2)	3,096,979
583,267	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 0.513%, due 01/25/45 (2)	569,147
6,778,851	WaMu Mortgage Pass-Through Certificates (05-AR5-A5), 2.449%, due 05/25/35 (2)	6,725,088
11,675,820	WaMu Mortgage Pass-Through Certificates (05-AR7-A2), 2.473%, due 08/25/35 (2)	11,680,560
5,647,678	WaMu Mortgage Pass-Through Certificates (05-AR8-1A1A), 0.473%, due 07/25/45 (2)	5,283,053
16,317,720	WaMu Mortgage Pass-Through Certificates (05-AR9-A1A), 0.523%, due 07/25/45 (2)	15,680,318
41,249,368	WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A), 1.24%, due 01/25/46 (2)	39,936,891
2,191,821	WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A), 0.981%, due 12/25/46 (2)	1,936,430

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$245,304	Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1), 2.496%, due 11/25/30 (2)	$243,532
3,660,282	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36 (6)	3,128,809
5,655,807	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.803%, due 07/25/36 (2)(6)	2,963,979
24,079,955	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR4-DA), 1.141%, due 06/25/46 (2)(6)	11,572,082
19,395,861	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR9-2A), 1.005%, due 11/25/46 (2)(6)	10,189,305
10,774,785	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA1-2A), 0.891%, due 12/25/46 (2)(6)	5,740,493
9,990,893	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA2-2A), 0.855%, due 01/25/47 (2)(6)	5,667,854
3,727,849	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A), 2.288%, due 04/25/47 (2)	2,497,860
6,195,314	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3), 0.513%, due 06/25/37 (2)	4,215,087
11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 0.483%, due 04/25/36 (2)	7,177,000
12,459,000	Washington Mutual Asset-Backed Certificates (07-HE3-2A4), 0.493%, due 05/25/47 (2)	6,213,285
17,266,064	Wells Fargo Mortgage Loan Trust (11-RR3-A1), (144A), 2.847%, due 03/27/37 (1)(2)	17,128,816
18,582,991	Wells Fargo Mortgage Loan Trust (12-RR2-1A1), (144A), 0.383%, due 09/27/47 (1)(2)	17,098,411
17,296,972	Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32), 6%, due 07/25/37	17,413,571
12,411,456	Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1), 5.75%, due 02/25/38	13,178,009

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $2,640,625,154)	2,998,347,346

	U.S. Treasury Securities (13.0%)
49,730,313	U.S. Treasury Inflation Indexed Bond, 0.5%, due 04/15/15 (8)	52,310,072
10,178,240	U.S. Treasury Inflation Indexed Bond, 1.25%, due 04/15/14 (8)	10,544,819
77,057,441	U.S. Treasury Inflation Indexed Note, 1.875%, due 07/15/13 (8)	78,731,052
269,000,000	U.S. Treasury Note, 0.25%, due 06/30/14	269,126,161
312,160,000	U.S. Treasury Note, 0.25%, due 08/15/15	311,379,600
91,420,000	U.S. Treasury Note, 0.75%, due 08/15/13	91,727,080
9,235,000	U.S. Treasury Note, 1.375%, due 05/15/13	9,268,551
264,455,000	U.S. Treasury Note, 1.625%, due 11/15/22	256,025,497

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Fixed Income Securities	Value
$80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20	$87,473,010

	Total U.S. Treasury Securities (Cost: $1,163,750,334)	1,166,585,842

	Total Fixed Income Securities (Cost: $8,329,857,660) (98.9%)	8,849,119,133

Number of Shares	Money Market Investments
85,796,000	BlackRock Liquidity Funds TempFund Portfolio, 0.1% (9)	85,796,000
1,740,000	Dreyfus Institutional Cash Advantage Fund, 0.09% (9)	1,740,000
88,875,000	DWS Money Market Series — Institutional Shares, 0.11% (9)	88,875,000

	Total Money Market Investments (Cost: $176,411,000) (2.0%)	176,411,000

Principal Amount	Short-Term Investments
	Commercial Paper
	Banks (1.7%)
$75,000,000	RBS Holding USA, Inc. (United Kingdom), (144A), 0.38%, due 03/19/13 (1)(10)	74,963,583
75,635,000	Lloyds Bank PLC (United Kingdom), 0.305%, due 02/13/13 (10)	75,627,311

	Total Commercial Paper (Cost: $150,590,894)	150,590,894

	Discount Notes (3.2%)
53,000,000	Federal Home Loan Bank Discount Note, 0.095%, due 06/07/13 (10)	52,987,015
45,000,000	Federal Home Loan Bank Discount Note, 0.11%, due 07/17/13 (10)	44,983,395
92,585,000	Federal Home Loan Bank Discount Note, 0.115%, due 07/26/13 (10)	92,548,985
12,500,000	Federal Home Loan Bank Discount Note, 0.12%, due 07/05/13 (10)	12,495,725
27,000,000	Federal Home Loan Bank Discount Note, 0.125%, due 06/07/13 (10)	26,993,385
58,000,000	Federal Home Loan Mortgage Corp. Discount Note, 0.12%, due 07/15/13 (10)	57,978,888

	Total Discount Notes (Cost: $287,942,859)	287,987,393

	Repurchase Agreements (3.8%)
100,000,000	Deutsche Bank LLC, 0.06%, due 02/05/13 (collateralized by $21,000 Federal National Mortgage Association, 0.6%, due 12/05/17, valued at $20,995; $201,000 Federal National Mortgage Association, 1.25%, due 12/29/16, valued at $204,277; $24,982,337 Federal Home Loan Mortgage Corp., 4.75%, due 11/17/15, valued at $28,185,120; $23,925,000 Federal Home Loan Bank, 0.25%, due 01/16/15, valued at $23,906,438; $50,000,000 Federal National Mortgage Association, 0.65%, due 12/27/16, valued at $49,683,194) (Total Amount to be Received Upon Repurchase $100,001,167)	100,000,000
114,000,000	Deutsche Bank LLC, 0.16%, due 02/01/13 (collateralized by $9,258,000 Federal National Mortgage Association, 1.71%, due 01/15/20, valued at $9,209,210; $107,212,000 Federal National Mortgage Association, 0.4%, due 07/30/15, valued at $107,071,671) (Total Amount to be Received Upon Repurchase $114,000,507)	114,000,000

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2013

Principal Amount	Short-Term Investments	Value
$103,000,000	Goldman Sachs Group, Inc., 0.09%, due 02/05/13 (collateralized by $80,571,000 Federal Farm Credit Bank, 0.213%, due 05/04/15, valued at $80,583,853; $24,465,000 Federal Farm Credit Bank, 0.184%, due 11/26/14 valued at $24,477,123) (Total Amount to be Received Upon Repurchase $103,002,060)	$103,000,000
5,743,956	State Street Bank & Trust Company, 0.01%, due 02/01/13 (collateralized by $5,900,000, Federal National Mortgage Association, 2.17%, due 11/07/22 valued at $5,863,037) (Total Amount to be Received Upon Repurchase $5,743,957)	5,743,956
19,000,000	The Royal Bank of Scotland PLC, 0.14%, due 02/01/13 (collateralized by $19,360,000 U.S. Treasury Note, 1.375%, due 01/31/20 valued at $19,384,201) (Total Amount to be Received Upon Repurchase $19,000,074)	19,000,000

	Total Repurchase Agreements (Cost: $341,743,956)	341,743,956

	Total Short-Term Investments (Cost: $780,277,709) (8.7%)	780,322,243

	Total Investments (Cost: $9,286,546,369) (109.6%)	9,805,852,376
	Liabilities in Excess of Other Assets (-9.6%)	(861,361,493)

	Net Assets (100.0%)	$8,944,490,883

Notes to the Schedule of Investments:

ACES	-	Alternative Credit Enhancement Securities
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $652,852,068 or 7.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2013.

(3)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered with in the United States except under special exemptions. At January 31, 2013, the value of these securities amounted to $8,794,674 or 0.1% of net assets.

(4)		All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2)

(5)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(6)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(7)		Illiquid security.

(8)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(9)		Rate disclosed, the 7-day net yield, is as of January 31, 2013.

(10)		Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	January 31, 2013

Industry	Percentage of Net Assets
Asset-Backed Securities	4.8%
Commercial Mortgage-Backed Securities — Agency	3.8
Commercial Mortgage Backed Securities — Non-Agency	3.9
Residential Mortgage-Backed Securities — Agency	39.9
Residential Mortgage-Backed Securities — Non-Agency	33.5
U.S. Government Obligations	13.0
Money Market Investments	2.0
Short-Term Investments	8.7

Total	109.6%

See accompanying notes to financial statements.

Note 1 – Security Valuations

Securities listed or traded on the New York, NASDAQ or other stock exchanges are valued at the latest sale price (or official closing price as reported) on that exchange. All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price as furnished by independent pricing services or by dealer quotations.

The value of short-term debt securities held in the Funds with remaining maturities of 60 days or less at the time of purchase is determined by using the amortized cost method applied to each individual security which approximates market value. Other short-term debt securities, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the TCW Investment Management Company (the “Advisor”) that sale, bid or amortized cost prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the TCW Funds, Inc. (the “Company”) Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, which are then in Level 3.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. The value of each of the Fund’s futures contracts is marked daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. As such they are categorized as Level 1.

Money market funds. Money Market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value, they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factor, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

U.S. government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The following is a summary of the inputs used as of January 31, 2013 in valuing the TCW Funds:

TCW Core Fixed Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$240,427,500	$—	$240,427,500
Municipal Bonds	—	23,102,069	—	23,102,069
Foreign Government Bonds	—	484,835	—	484,835
Asset-Backed Securities	—	51,621,958	—	51,621,958
Commercial Mortgage-Backed Securities — Agency	—	43,799,082	—	43,799,082
Commercial Mortgage-Backed Securities — Non-Agency	—	78,963,631	—	78,963,631
Residential Mortgage-Backed Securities — Agency	—	278,066,621	—	278,066,621
Residential Mortgage-Backed Securities — Non-Agency	—	93,604,995	—	93,604,995
U.S. Government Agency Obligations	—	72,159,167	—	72,159,167
U.S. Treasury Securities	185,928,920	—	—	185,928,920

Total Fixed Income Securities	185,928,920	882,229,858	—	1,068,158,778

Money Market Investments	21,217,000	—	—	21,217,000

Short-Term Investments*	—	70,308,955	—	70,308,955

Total Investments	$207,145,920	$952,538,813	—	$1,159,684,733

*	See Schedule of Investments for corresponding industries

TCW Emerging Markets Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Auto Manufacturers	$—		$56,000,000	$—	$56,000,000
Banks	—		1,641,645,961	—	1,641,645,961
Beverages	—		45,533,250	—	45,533,250
Building Materials	—		191,460,000	—	191,460,000
Chemicals	—		126,411,500	—	126,411,500
Coal	—		52,624,005	—	52,624,005
Commercial Services	—		130,625,000	—	130,625,000
Diversified Financial Services	—		380,560,858	—	380,560,858
Electric	—		487,859,830	—	487,859,830
Energy-Alternate Sources	—		40,235,625	—	40,235,625
Engineering & Construction	—		97,158,400	—	97,158,400
Food	—		172,369,530	—	172,369,530
Foreign Government Bonds	—		1,755,666,203	—	1,755,666,203
Internet	—		36,342,544	—	36,342,544
Investment Companies	—		67,996,250	—	67,996,250
Iron & Steel	—		104,613,200	—	104,613,200
Mining	—		270,078,750	—	270,078,750
Multi-National	—		47,840,000	—	47,840,000
Municipal Bonds	—		47,962,620	—	47,962,620
Oil & Gas	—		738,794,950	—	738,794,950
Real Estate	—		164,340,725	—	164,340,725
Transportation	—		114,218,250	—	114,218,250

Total Fixed Income Securities	—		6,770,337,451	—	6,770,337,451

Equity Securities
Diversified Financial Services	—	*	—	—	— *

Total Equity Securities	—		—	—	—

Short Term Investments**	—		309,667,480	—	309,667,480

Total Investments	—		7,080,004,931	—	7,080,004,931

Derivatives
Forward Currency Contracts
Forward Currency Risk	—		574,044	—	574,044

Total	$—		$7,080,578,975	$—	$7,080,578,975

Derivatives
Forward Currency Contracts
Forward Currency Risk	$—		$(2,765,204)	$—	$(2,765,204)
Swap Agreement
Credit Risk	—		(3,163,605)	—	(3,163,605)

Total	$—		$(5,928,809)	$—	$(5,928,809)

*	Amount Rounds to less than $1.
**	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Local Currency Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Auto Manufacturers	$—	$10,254,567	$—	$10,254,567
Banks	—	10,755,801	—	10,755,801
Commercial Services	—	5,175,000	—	5,175,000
Electric	—	22,452,985	—	22,452,985
Food	—	7,145,000	—	7,145,000
Foreign Government Bonds	—	254,153,583	—	254,153,583
Oil & Gas	—	6,895,000	—	6,895,000
Real Estate	—	11,278,412	—	11,278,412

Total Fixed Income Securities	—	328,110,348	—	328,110,348

Short-Term Investments*	—	11,918,753	—	11,918,753

Total Investments	—	340,029,101	—	340,029,101

Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	54,066	—	54,066

Total	$—	$340,083,167	$—	$340,083,167

Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	$—	$(329,159)	$—	$(329,159)

Total	$—	$(329,159)	$—	$(329,159)

*	See Schedule of Investments for corresponding industries.

TCW Enhanced Commodity Strategy Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$9,715	$—	$9,715
Commercial Mortgage-Backed Securities — Non-Agency	—	1,010	—	1,010
Residential Mortgage-Backed Securities — Agency	—	255,705	—	255,705
Residential Mortgage-Backed Securities — Non-Agency	—	784,687	—	784,687
Corporate Bonds*	—	1,378,747	—	1,378,747
Municipal Bonds	—	79,637	—	79,637

Total Fixed Income Securities	—	2,509,501	—	2,509,501

Money Market Investments	81,500	—	—	81,500
Short-Term Investments*	69,993	1,180,186	—	1,250,179

Total Investments	151,493	3,689,687	—	3,841,180

Derivatives
Swaps Agreements
Commodity Risk	—	29,071	—	29,071

Total	$151,493	$3,718,758	$—	$3,870,251

*	See Schedule of Investments for corresponding industries.

TCW Global Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$6,769,170	$—	$6,769,170
Foreign Government Bonds	—	8,322,711	—	8,322,711
Asset-Backed Securities	—	942,212	—	942,212
Commercial Mortgage-Backed Securities — Non-Agency	—	446,961	—	446,961
Residential Mortgage-Backed Securities — Agency	—	3,135,515	—	3,135,515
Residential Mortgage-Backed Securities — Non-Agency	—	2,031,672	—	2,031,672
U.S. Treasury Securities	1,874,756	—	—	1,874,756

Total Fixed Income Securities	1,874,756	21,648,241	—	23,522,997

Money Market Investments	17,000	—	—	17,000

Short-Term Investments*	29,997	224,122	—	254,119

Total Investments	$1,921,753	$21,872,363	$—	$23,794,116

Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$26,151	$—	$26,151
Futures
Interest Rate Risk	28,352	—	—	28,352

Total	$1,950,105	$21,898,514	$—	$23,848,619

Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(55,906)	$—	$(55,906)

Total	$—	$(55,906)	$—	$(55,906)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$5,654,540	$—	$5,654,540
Corporate Bonds*	—	45,665,592	—	45,665,592
Municipal Bonds	—	41,500	—	41,500
Asset-Backed Securities	—	1,342,432	—	1,342,432

Total Fixed Income Securities	—	52,704,064	—	52,704,064

Equity Securities
Common Stock*	231,560	—	—	231,560

Total Equity Securities	231,560	—	—	231,560

Money Market Investments	1,112,000	—	—	1,112,000
Short-Term Investments	34,997	1,249,923	—	1,284,920

Total Investments	$1,378,557	$53,953,987	$—	$55,332,544

Derivatives
Futures
Interest Rate Risk	$24,336	$—	$—	$24,336

Total Derivatives	$24,336	$—	$—	$24,336

Total	$1,402,893	$53,953,987	$—	$55,356,880

*	See Schedule of Investments for corresponding industries

TCW Short Term Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$301,127	$—	$301,127
Commercial Mortgage-Backed Securities — Non-Agency	—	1,636,783	—	1,636,783
Residential Mortgage-Backed Securities — Agency	—	3,585,161	—	3,585,161
Residential Mortgage-Backed Securities — Non-Agency	—	584,771	—	584,771
Corporate Bonds*	—	1,604,896	—	1,604,896
Municipal Bonds	—	294,432	—	294,432
U.S. Government Agency Obligations	—	1,429,894	—	1,429,894
U.S. Treasury Securities	1,643,443	—	—	1,643,443

Total Fixed Income Securities	1,643,443	9,437,064	—	11,080,507

Money Market Investments	109,000	—	—	109,000
Short Term Investments	—	1,874,489	—	1,874,489

Total Investments	$1,752,443	$11,311,553	$—	$13,063,996

*	See Schedule of Investments for corresponding industries

TCW Total Return Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$434,415,789	$—	$434,415,789
Commercial Mortgage-Backed Securities — Agency	—	336,253,762	—	336,253,762
Commercial Mortgage-Backed Securities — Non-Agency	—	345,215,016	—	345,215,016
Residential Mortgage-Backed Securities — Agency	—	3,568,301,378	—	3,568,301,378
Residential Mortgage-Backed Securities — Non-Agency	—	2,982,577,413	15,769,933	2,998,347,346
U.S. Treasury Securities	1,166,585,842	—	—	1,166,585,842

Total Fixed Income Securities	1,166,585,842	7,666,763,358	15,769,933	8,849,119,133

Money Market Investments	176,411,000	—	—	176,411,000

Short-Term Investments*	—	780,322,243	—	780,322,243

Total Investments	$1,342,996,842	$8,447,085,601	$15,769,933	$9,805,852,376

*	See Schedule of Investments for corresponding industries.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended January 31, 2013

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3*	Transfers out of Level 3*	Balance as of January 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2013
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities - Non-Agency	$15,178,888	$—	$(451,476)	$1,042,521	$—	$—	$—	$—	$15,769,933	$1,042,521

Total	$15,178,888	$—	$(451,476)	$1,042,521	$—	$—	$—	$—	$15,769,933	$1,042,521

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the three months ended January 31, 2013, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories (dollar amount in thousands):

	Commodity Risk	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Emerging Markets Income Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$574	$—	$574
Open Swap Agreements, at Value					$—

Total Value	$—	$—	$574	$—	$574

Liability Derivatives
Forward Currency Contracts	$—	$—	$(2,765)	$—	$(2,765)
Open Swap Agreements, at Value	—	(3,164)	—	—	(3,164)

Total Value	$—	$(3,164)	$(2,765)	$—	$(5,929)

Notional Amounts or Shares/Units†
Forward Currency Contracts	$—	$—	$110,000,000	$—	$110,000,000
Swap Agreements	$—	$150,000,000	$—	$—	$150,000,000
TCW Emerging Markets Local Currency Income Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$54	$—	$54

Total Value	$—	$—	$54	$—	$54

Liability Derivatives
Forward Currency Contracts			$(329)		$(329)

Total Value	$—	$—	$(329)	$—	$(329)

Notional Amounts or Shares/Units†
Forward Currency Contracts	$—	$—	$24,000,000	$—	$24,000,000
TCW Enhanced Commodity Strategy Fund*
Asset Derivatives
Open Swap Agreements, at Value	$29	$—	$—	$—	$29

Total Value	$29	$—	$—	$—	$29

Notional Amounts or Shares/Units†
Swap Agreements	$4,005,756	$—	$—	$—	$4,005,756
TCW Global Bond Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$26	$—	$26
Futures Contracts	—	—	—	28	28

Total Value	$—	$—	$26	$28	$54

Liability Derivatives					$—
Forward Currency Contracts	$—	$—	$(56)	$—	$(56)

Total Value	$—	$—	$(56)	$—	$(56)

Notional Amounts or Shares/Units†
Futures Contracts	—	—	—	13	13
Forward Currency Contracts	$—	$—	$4,004,395	$—	$4,004,395
TCW High Yield Bond Fund
Asset Derivatives
Futures Contracts				$24	$24

Total Value	$—	$—	$—	$24	$24

Notional Amounts or Shares/Units†
Futures Contracts	—	—	—	4	4

*	Consolidated.
†	Amount represents the number of contracts outstanding at the end of the period.

Forward Foreign Currency Contracts: The TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Global Bond Fund may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss in the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Global Bond Fund had forward foreign currency contracts outstanding at January 31, 2013.

Future Contracts: The TCW Global Bond Fund and the TCW High Yield Bond Fund entered into Futures Contracts. The Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. the Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Global Bond Fund and the TCW High Yield Bond Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at January 31, 2013 are listed in the Schedule of Investments.

Swap Agreements. The TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the TCW Enhanced Commodity Strategy Fund, and the TCW High Yield Bond Fund may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the three months ended January 31, 2013, the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market; the TCW Emerging Markets Income Fund utilized credit default swaps to manage daily liquidity as well as interest rate duration and/or credit market exposures. Swap agreements outstanding at January 31, 2013 are listed in each Fund’s Schedule of Investments.

Mortgage-Backed Securities: The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security, TBA or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a fund does not maintain liquid assets equal to the face amount of the contract. To guard against this deemed leverage, the Funds segregate cash and/or securities in an amount or value at least equal to the amount of these transactions.

Dollar Roll Transactions: The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the three months ended January 31, 2013.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements: All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at January 31, 2013.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the three months ended January 31, 2013.

Note 2 – Federal Income Taxes

At January 31, 2013, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$35,033	$(3,922)	$31,111	$1,128,574
TCW Emerging Markets Income Fund	293,168	(52,850)	240,318	6,839,687
TCW Emerging Markets Local Currency Income Fund	7,869	(2,845)	5,024	335,005
TCW Enhanced Commodity Strategy Fund	105	(– )*	105	3,736
TCW Global Bond Fund	1,813	(320)	1,493	22,301
TCW High Yield Bond Fund	1,752	(727)	1,025	54,307
TCW Short Term Bond Fund	155	(26)	129	12,935
TCW Total Return Bond Fund	550,371	(32,558)	517,813	9,288,039

*	Amount rounds to less than $1.

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at January 31, 2013.

Note 4 – Recently Issued Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting arrangements, to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013 and an entity should provide the disclosures required by the amendments retrospectively for all comparative periods presented. The Funds are in the process of evaluating the disclosure requirements and any impact the new disclosures will have on their financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ Charles W. Baldiswieler
Charles W. Baldiswieler President and Chief Executive Officer

Date	March 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles W. Baldiswieler
Charles W. Baldiswieler President and Chief Executive Officer

Date	March 18, 2013

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito Treasurer and Chief Financial Officer

Date	March 18, 2013